UNITED STA
TES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07739
Harding, Loevner Funds, Inc.
(Exact name of registrant as specified in charter)

400 Crossing Boulevard
Fourth Floor
Bridgewater, NJ 08807
(Address of principal executive offices)(Zip code)

Andrew E. Oliva
The Northern Trust Company
333 South Wabash Avenue
Chicago, IL 60604

With a copy to:

Stephen H. Bier, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, NY 10036
(Name and address of agent for service)
Registrant's telephone number, including area code:
(877) 435-8105
Date of fiscal year end:
10/31
Date of reporting period:
10/31/2024
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
(b) Not Applicable.

Global Equity
Annual Shareholder Report
Advisor Class HLMGX | October 31, 2024
This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Advisor Class)	$ 127	1.11%
Management’s Discussion of Fund Performance
The Global Equity Advisor Class (HLMGX) increased 28.91% (net of fees and expenses
) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI All Country World Index increased 32.79% (net of source taxes).
Key Performance Factors
Markets soared on hopes that intensive efforts by the US Federal Reserve to combat inflation might be ending. Enthusiasm for artificial intelligence (AI) also turbocharged several US mega-cap stocks. All sectors except Energy rose double digits. Shares of the fastest-growing companies significantly outperformed. The Fund lagged the index due to poor relative returns in Financials, Information Technology (IT), and Industrials. It benefited from strong returns in Communication Services and an underweight in Energy and Materials.
Sector Analysis
In IT, shares of semiconductor chip designer NVIDIA surged; our underweight in the stock therefore hurt relative performance. Shares of US energy-services company SLB fell due to concerns that a global economic slowdown may weaken energy demand. In Communication Services, investors were enthusiastic about the AI tools that Facebook parent Meta Platforms is building to attract advertisers.
Geographic Analysis
Danish oncology-drug manufacturer Genmab reported progress in its pipeline, but the stock fell due to concerns over rising expenses. French energy equipment producer Schneider Electric enjoyed strong results in its data-center business; the company is one of few that provides power and cooling technol ogy
needed to support the AI boom.
Performance
↑ Top Contributors	↓ Top Detractors
Schneider Electric	NVIDIA
Meta Platforms	SLB
Netflix	Genmab
ASML	Kering
Broadcom	WuXi AppTec
The securities shown do not represent all holdings, and it should not be assumed that investment i
n
the
s
e
securitie
s
has
been or will be profitable. The following is available upon request: (1) information describing the methodology of the
contribution data and (2) a list showing the weight and relative contribution of all holdings during the period
. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual Total
Return
(%)
	1 Year	5 Year	10 Year
Fund	28.91	8.79	8.54
MSCI All Country World Index	32.79	11.08	9.06
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 735.6M	Total advisory fees paid (after waiver/reimbursement)	$ 6.7M
Total number of holdings	59	Period portfolio turnover rate	27%

Graphical Representation of
Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net
asset value.
Top Ten Holdings
%
Allocation
Meta Platforms Inc., Class A	4.8
Schneider Electric SE	4.8
Alphabet Inc., Class A	4.3
Microsoft Corp.	4.2
Amazon.com Inc.	3.7
Vertex Pharmaceuticals Inc.	3.7
Netflix Inc.	3.2
UnitedHealth Group Inc.	3.1
Thermo Fisher Scientific Inc.	2.5
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Geography
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.70% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.15% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with A
ccountant
s
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's account
a
nt.
Availability of Additional Information
You can find additional information about the Fund
such
as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contac
tin
g us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you sepa rate
copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Global Equity
Annual Shareholder Report
Institutional Class HLMVX | October 31, 2024
This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Institutional Class)	$ 102	0.89%
Management’s Discussion of Fund Performance
The Global Equity Institutional Class (HLMVX) increased 29.22% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI All Country World Index increased 32.79% (net of source taxes).
Key Performance Factors
Markets soared on hopes that intensive efforts by the US Federal Reserve to combat inflation might be ending. Enthusiasm for artificial intelligence (AI) also turbocharged several US mega-cap stocks. All sectors except Energy rose double digits. Shares of the fastest-growing companies significantly outperformed. The Fund lagged the index due to poor relative returns in Financials, Information Technology (IT), and Industrials. It benefited from strong returns in Communication Services and an underweight in Energy and Materials.
Sector Analysis
In IT, shares of semiconductor chip designer NVIDIA surged; our underweight in the stock therefore hurt relative performance. Shares of US energy-services company SLB fell due to concerns that a global economic slowdown may weaken energy demand. In Communication Services, investors were enthusiastic about the AI tools that Facebook parent Meta Platforms is building to attract advertisers.
Geographic Analysis
Danish oncology-drug manufacturer Genmab reported progress in its pipeline, but the stock fell due to concerns over rising expenses. French energy equipment producer Schneider Electric enjoyed strong results in its data-center business; the company is one of few that provides power and cooling technology needed to support the AI boom.
Performance
↑ Top Contributors	↓ Top Detractors
Schneider Electric	NVIDIA
Meta Platforms	SLB
Netflix	Genmab
ASML	Kering
Broadcom	WuXi AppTec
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities ha
s
been or will be profitable. The
following
is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performanc
e
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Total
Return
(%)
	1 Year	5 Year	10 Year
Fund	29.22	9.01	8.78
MSCI All Country World Index	32.79	11.08	9.06
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 735.6M	Total advisory fees paid (after waiver/reimbursement)	$ 6.7M
Total number of holdings	59	Period portfolio turnover rate	27%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net
asset value.
Top Ten Holdings
%
Allocation
Meta Platforms Inc., Class A	4.8
Schneider Electric SE	4.8
Alphabet Inc., Class A	4.3
Microsoft Corp.	4.2
Amazon.com Inc.	3.7
Vertex Pharmaceuticals Inc.	3.7
Netflix Inc.	3.2
UnitedHealth Group Inc.	3.1
Thermo Fisher Scientific Inc.	2.5
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Geography
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.70% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 0.85% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with
Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant
.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus
, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of pro
spectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials
for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Global Equity
Annual Shareholder Report
Institutional Class Z HLGZX | October 31, 2024
This annual shareholder report contains important information about the Global Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity (Institutional Class Z)	$ 89	0.78%
Management’s Discussion of Fund
Performance
The Global Equity Institutional Class Z (HLGZX) increased 29.37% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI All
Country
World Index increased 32.79% (net of source taxes).
Key Performance Factors
Markets soared on hopes that intensive efforts by the US Federal Reserve to combat inflation might be ending. Enthusiasm for artificial intelligence (AI) also turbocharged several US mega-cap stocks. All sectors except Energy rose double digits. Shares of the fastest-growing companies significantly outperformed. The Fund lagged the index due to poor relative returns in Financials, Information Technology (IT), and Industrials. It benefited from strong returns in Communication Services and an underweight in Energy and Materials.
Sector Analysis
In IT, shares of semiconductor chip designer NVIDIA surged; our underweight in the stock therefore hurt relative performance. Shares of US energy-services company SLB fell due to concerns that a global economic slowdown may weaken energy demand. In Communication Services, investors were enthusiastic about the AI tools that Facebook parent Meta Platforms is building to attract advertisers.
Geographic Analysis
Danish oncology-drug manufacturer Genmab reported progress in its pipeline, but the stock fell due
to concerns over rising expenses. French energy equipment producer Schneider Electric enjoyed strong results in its data-center business; the company is one of few that provides power and cooling
technology
needed to support the AI boom.
Performance
↑ Top Contributors	↓ Top Detractors
Schneider Electric	NVIDIA
Meta Platforms	SLB
Netflix	Genmab
ASML	Kering
Broadcom	WuXi AppTec
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology
of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)

Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	29.37	9.10	8.84
MSCI All Country World Index	32.79	11.08	9.06
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 735.6M	Total advisory fees paid (after waiver/reimbursement)	$ 6.7M
Total number of holdings	59	Period portfolio turnover rate	27%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Meta Platforms Inc., Class A	4.8
Schneider Electric SE	4.8
Alphabet Inc., Class A	4.3
Microsoft Corp.	4.2
Amazon.com Inc.	3.7
Vertex Pharmaceuticals Inc.	3.7
Netflix Inc.	3.2
UnitedHealth Group Inc.	3.1
Thermo Fisher Scientific Inc.	2.5
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	2.5
by Sector
by Geography
Material Fund
Changes
Harding, Loevner Funds, Inc.
approved
a reduction in the management fee to 0.70% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 0.75% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional Information
You can find additional information
about
the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce
expenses
, we will deliver a single
copy
of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within
30 days after receiving your request.
Performance for periods preceding the inception date of the Institutional Class Z (incepted 8/1/2017) reflects the performance of the Institutional Class (incepted 11/3/2009) or Advisor Class (incepted 12/1/1996), respectively. Sales charges and expenses, which differ between the Institutional Class Z, Institutional Class, and Advisor Class have not been restated.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

International Equity
Annual Shareholder Report
Institutional Class HLMIX | October 31, 2024
This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Institutional Class)	$ 91	0.82%
Management’s Discussion of Fund Performance
The International Equity Institutional Class (HLMIX) returned 22.10% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI All Country
World
ex US Index increased 24.33% (net of source taxes).
Key Performance Factors
Markets rose on hopes that monetary
policies
would loosen as inflationary pressures eased, particularly in the US and Europe. All sectors gained, led by Information Technology (IT) where semiconductor stocks advanced due to enthusiasm for artificial intelligence (AI). Shares of the fastest-growing companies outperformed overall. The Fund lagged the index due to poor relative returns in Consumer Staples and IT. It benefited from strong returns in Health Care, Energy, and Financials.
Sector Analysis
In IT, the AI boom boosted shares of Taiwanese semiconductor giant TSMC, while South Korean semiconductor company Samsung Electronics underperformed. Investors have been concerned Samsung was inadequately capturing a share of the AI memory chip market. Shares of French cosmetics company L’Oréal were hurt by slowing growth in China and US amid tighter consumer spending.
Geographic Analysis
Mexico’s stocks, including Coca-Cola bottler and convenience store operator FEMSA, fell sharply after the June 2024 presidential election with investors fearing the outcome may mean further populist policies. Shares of Canada-based Manulife strongly rose after strong results in its Asian wealth management and insurance businesses.
Performance
↑ Top Contributors	↓ Top Detractors
TSMC	Samsung Electronics
Manulife	FEMSA
Chugai Pharmaceutical	Sanhua Intelligent Controls
Schneider Electric	L'Oréal
Adyen	Genmab
The securities shown do not represent all holdings, and it should not be assumed that investment i
n
these
securitie
s
has
been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list
showing the weight and relative contribution of all
holdings
during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare
the
beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	22.10	6.10	5.90
MSCI All Country World ex US Index	24.33	5.78	4.79
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 13,148.0M	Total advisory fees paid (after waiver/reimbursement)	$ 95.2 M
Total number of holdings	60	Period portfolio turnover rate	22%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the
Fund
; percentages indicated and graphical representations are based on the
Fund’s
net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
DBS Group Holdings Ltd.	3.3
Chugai Pharmaceutical Co., Ltd.	3.2
HDFC Bank Ltd. - ADR	3.2
Shell plc	3.1
Allianz SE, Reg S	3.0
Haleon plc	2.9
Schneider Electric SE	2.9
Manulife Financial Corp.	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Geography
Material Fund Changes
Harding Loevner LP contractually agreed to lower the expense cap to 0.85% of average daily net assets through
February 28, 2026
.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During
the period ended October 31, 2024, there were no changes in or disagreements
with the Fund's accountant.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial
information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

International Equity
Annual Shareholder Report
Institutional Class Z HLIZX | October 31, 2024
This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Institutional Class Z)	$ 80	0.72%
Management’s Discussion of Fund Performance
The International Equity Institutional Class Z (HLIZX) returned 22.21% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI
All
Country World ex US Index increased 24.33% (net of source taxes).
Key Performance Factors
Markets rose on hopes that monetary policies would loosen as inflationary pressures eased, particularly in the US and Europe. All sectors gained, led by Information Technology (IT) where semiconductor stocks advanced due to enthusiasm for artificial intelligence (AI). Shares of the fastest-growing companies outperformed overall. The Fund lagged the index due to poor relative returns in Consumer Staples and IT. It benefited from strong returns in Health Care, Energy, and Financials.
Sector Analysis
In IT, the AI boom boosted shares of Taiwanese semiconductor giant TSMC, while South Korean semiconductor company Samsung Electronics underperformed. Investors have been concerned Samsung was inadequately capturing a share of the AI memory chip market. Shares of French cosmetics company L’Oréal were hurt by slowing growth in China and US amid tighter consumer spending.
Geographic Analysis
Mexico’s stocks, including Coca-Cola bottler and convenience store operator FEMSA, fell sharply after the June 2024 presidential election with investors fearing the outcome may mean further populist policies. Shares of Canada-based Manulife strongly rose after strong results in its Asian wealth management
and
insurance businesses.
Performance
↑ Top Contributors	↓ Top Detractors
TSMC	Samsung Electronics
Manulife	FEMSA
Chugai Pharmaceutical	Sanhua Intelligent Controls
Schneider Electric	L'Oréal
Adyen	Genmab
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period
. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000,000 (USD)

Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	22.21	6.18	5.96
MSCI All Country World ex US Index	24.33	5.78	4.79
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 13,148.0M	Total advisory fees paid (after waiver/reimbursement)	$ 95.2M
Total number of holdings	60	Period portfolio turnover rate	22%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations
are based on the Fund’s
net
asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
DBS Group Holdings Ltd.	3.3
Chugai Pharmaceutical Co., Ltd.	3.2
HDFC Bank Ltd. - ADR	3.2
Shell plc	3.1
Allianz SE, Reg S	3.0
Haleon plc	2.9
Schneider Electric SE	2.9
Manulife Financial Corp.	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Geography
Material Fund Changes
Harding Loevner LP contractually agreed to lower the expense cap to 0.75% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and
Disagreements
with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accounta
nt.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund h ol
din
gs
and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and oth er
communication to shareholders with the same residential address, provided they have the
same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 7/17/2017) reflects the performance of the Institutional Class (incepted 5/11/1994). Sales charges and expenses, which differ between the Institutio nal
Class Z and Institutional Class have not been restated.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

International Equity
Annual Shareholder Report
Investor Class HLMNX | October 31, 2024
This annual shareholder report contains important information about the International Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity (Investor Class)	$ 126	1.14%
Management’s Discussion of Fund Performance
The International Equity Investor Class (HLMNX) returned 21.69% (net of fees and expenses) in the 12-month period ended October 31, 2024. The
Fund's
benchmark, the MSCI All Country World ex US Index increased 24.33% (net of source taxes).
Key Performance Factors
Markets rose on hopes that monetary policies would loosen as inflationary pressures eased, particularly in the US and Europe. All sectors gained, led by Information Technology (IT) where semiconductor stocks advanced due to enthusiasm for artificial intelligence (AI). Shares of the fastest-growing companies outperformed overall. The Fund lagged the index due to poor relative returns in Consumer Staples and IT. It benefited from strong returns in Health Care, Energy, and Financials.
Sector Analysis
In IT, the AI boom boosted shares of Taiwanese semiconductor giant TSMC, while South Korean semiconductor company Samsung Electronics underperformed. Investors have been concerned Samsung was inadequately capturing a share of the AI memory chip market. Shares of French cosmetics company L’Oréal were hurt by slowing growth in China and
US
amid tighter consumer spending.
Geographic Analysis
Mexico’s stocks, including Coca-Cola bottler and convenience store operator FEMSA, fell sharply after the June 2024 presidential election with investors fearing the outcome may mean further populist policies. Shares of Canada-based M anulife
strongly rose after strong results in its Asian wealth management and insurance businesses.
Performance
↑ Top Contributors	↓ Top Detractors
TSMC	Samsung Electronics
Manulife	FEMSA
Chugai Pharmaceutical	Sanhua Intelligent Controls
Schneider Electric	L'Oréal
Adyen	Genmab
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings
during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

	1 Year	5 Year	10 Year
Fund	21.69	5.76	5.56
MSCI All Country World ex US Index	24.33	5.78	4.79
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 13,148.0M	Total adv isory fees paid (after waiver/reimbursement)	$ 95.2M
Total number of holdings	60	Period portfolio turnover rate	22%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
DBS Group Holdings Ltd.	3.3
Chugai Pharmaceutical Co., Ltd.	3.2
HDFC Bank Ltd. - ADR	3.2
Shell plc	3.1
A llia nz SE, Reg S	3.0
Haleon plc	2.9
Schneider Electric SE	2.9
Manulife Financial Corp.	2.8
Roche Holding AG, Genusschein	2.7
by Sector
by Geography
Material Fund Changes
Harding Loevner LP contractually agreed to lower the expense cap to 1.15% of average daily net assets through February 28, 2026.
This is a su
mma
ry of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements
with
Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies
, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

International Developed Markets Equity
Annual Shareholder Report
Institutional Class HLIDX | October 31, 2024
This annual shareholder report contains important information about the International Developed Markets Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Developed Markets Equity (Institutional Class)	$ 88	0.79%
Management’s Discussion of Fund Performance
The International Developed Markets Equity Institutional Class (HLIDX)
returned
22.17% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI World ex US Index increased 23.84% (net of source taxes).
Key Performance Factors
Developed Markets outside the US rose on hopes that monetary policies would loosen as inflationary pressures eased, particularly in the US and Europe. All sectors gained, led by Financials and Industrials. Shares of the fastest-growing companies outperformed overall. The Fund lagged the index due to poor relative returns in Consumer Staples and Materials. It benefited from strong returns in Health Care and Financials as well as the Portfolio’s underweights in Consumer Discretionary and Energy.
Sector Analysis
In Consumer Staples, shares of French cosmetics company L’Oréal were hurt by slowing growth in China and US amid tighter consumer spending. Investors also reacted negatively to news that Canadian gas station convenience store operator Couche-Tard was looking to acquire Seven & I Holding (the parent company of 7-Eleven). Japan’s Chugai Pharmaceuticals boosted relative returns in Health Care; it saw continued strong sales of its hemophilia treatment Hemlibra.
Geographic Analysis
French computer-aided design (CAD) software developer Dassault Systèmes reported tepid growth compared to peers in the broader software universe. In Financials, shares of Canada-based Manulife rose after strong results in its Asian wealth management and insurance businesses.
Performance
↑ Top Contributors	↓ Top Detractors
Chugai Pharmaceutical	L'Oréal
Manulife	Dassault Systèmes
TSMC	Genmab
Schneider Electric	Couche-Tard
Adyen	Samsung Electronics
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight
and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in

(i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)

Average Annual Total Return (%)
	1 Year	Since Inception
Fund	22.17	16.86
MSCI World ex US Index	23.84	20.50
MSCI EAFE Index	22.97	21.10
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 96.8M	Total advisory fees paid (after waiver/reimbursement)	$ 0.5M
Total number of holdings	48	Period portfolio turnover rate	28%
Graphical Representation of Holdings
The table and charts below show the
investment
makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
DBS Group Holdings Ltd.	4.2
Chugai Pharmaceutical Co., Ltd.	4.2
Allianz SE, Reg S	3.9
Schneider Electric SE	3.7
Shell plc	3.7
Haleon plc	3.7
Manulife Financial Corp.	3.6
Roche Holding AG, Genusschein	3.5
Banco Bilbao Vizcaya Argentaria SA	3.0
Sony Group Corp.	2.8
by Sector
by Geography
Material Fund Changes
There were no material changes to the Fund during the period ended October 31, 2024.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional Information
You can find additional information about the
Fund
such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

International Carbon Transition Equity
Annual Shareholder Report
Institutional Class HLCTX | October 31, 2024
This annual shareholder report contains important information about the International Carbon Transition Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Carbon Transition Equity (Institutional Class)	$ 88	0.79%
Management’s Discussion of Fund Performance
The International Carbon Transition Equity Institutional Class (
HLCTX
) returned 23.06% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI ACWI ex US Index increased
24.33
% (net of source taxes).
Key Performance Factors
Markets rose on hopes that monetary policies would loosen as inflationary pressures eased, particularly in the US and Europe. All sectors gained, led by Information Technology (
IT
) where semiconductor stocks advanced due to enthusiasm for artificial intelligence (
AI
). Shares of the fastest-growing companies outperformed overall. The Fund fell behind the index due to poor relative returns in Consumer Staples and IT. It benefited from strong returns in Financials and
Health
Care. Having no Energy holdings was also helpful.
Sector Analysis
In IT, South Korean semiconductor company Samsung Electronics underperformed amid concerns over its strength in the AI memory chip market. Shares of Chinese thermal management component manufacturer Sanhua Intelligent Controls were hurt by slowing sales of electric vehicles. Japan’s Chugai Pharmaceuticals saw strong sales of its hemophilia treatment Hemlibra.
Geographic Analysis
Mexico’s stocks, including Coca-Cola bottler and convenience store operator FEMSA, fell sharply after the June 2024 presidential election with investors fearing the outcome may mean further populist policies. Shares of Canada-based Manulife strongly rose after strong results in its Asian wealth management and insurance businesses.
Performance
↑ Top Contributors	↓ Top Detractors
TSMC	FEMSA
Schneider Electric	Samsung Electronics
Manulife	Telkom Indonesia
Chugai Pharmaceutical	Sanhua Intelligent Controls
Adyen	Genmab
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period
. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual T
ot
al Return (%)
	1 Year	Since Inception
Fund	23.06	10.77
MSCI ACWI ex US Index	24.33	12.83
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of
withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 2.3M	Total advisory fees paid (after waiver/reimbursement)	$ 0.0M
Total number of holdings	55	Period portfolio turnover rate	18%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR	3.9
Schneider Electric SE	3.9
DBS Group Holdings Ltd.	3.4
Banco Bilbao Vizcaya Argentaria SA	3.3
HDFC Bank Ltd. - ADR	3.2
Chugai Pharmaceutical Co., Ltd.	3.2
Manulife Financial Corp.	3.1
Allianz SE, Reg S	3.1
Haleon plc	2.9
Nestle SA - Sponsored ADR	2.7
by Sector
by Geography
Material Fund Changes
There were no material changes to the Fund during the period ended October 31, 2024.
For more
comprehensive
information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses
, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

International Small Companies
Annual Shareholder Report
Institutional Class HLMRX | October 31, 2024
This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Institutional Class)	$ 123	1.14%
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class (HLMRX) rose 15.57% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index rose 23.73% in the same period (net of source taxes).
1
Key Performance Factors
Markets soared with all regions and sectors posting gains despite changing global monetary conditions. International small caps nearly kept pace with their large-cap counterparts. The Fund underperformed due to poorly performing stocks in Heath Care, Industrials, and Communication Services. Strong stocks in Financials and Materials helped. By geography, Emerging Markets and the European Monetary Union were the largest detractors from relative performance.
Sector Analysis
In Communication Services, market-research provider YouGov reported weaker-than-expected sales in its data-products division and falling demand for its fast-turnaround research services. Health Care holding Evotec, a contract-research company focused on discovering drug candidates, lagged as an industry downturn hurt demand for its services. Cybersecurity software developer Cyberark has benefited from a rise in data breaches and ransomware attacks by selling additional security solutions to existing customers
.

Geographic Analysis
In Germany, food-delivery services company HelloFresh detracted as revenue from active customers continued to decline. Shares of UK-based Keywords Studios, a provider of services to the video-game industry, surged following a buyout offer. We exited both holdings
.

Performance
↑ Top Contributors	↓ Top Detractors
Keywords Studios	Evotec
Cyberark	YouGov
Diploma	Hello Fresh
Reply	Bechtle
Keva	Alten
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
1
The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in

(i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $100,000 (USD)

Average
Annual
T
ota
l Return (%)
	1 Year	5 Year	10 Year
Fund	15.57	4.08	5.04
MSCI ACWI ex US Index*	24.33	5.78	4.79
MSCI ACWI ex US Small Cap Index*	23.73	6.21	5.76
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 454.4M	Total advisory fees paid (after waiver/reimbursement)	$ 4.5M
Total number of holdings	82	Period portfolio turnover rate	17%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Hoa Phat Group JSC	2.8
Max Financial Services Ltd.	2.8
Diploma plc	2.4
Cranswick plc	2.3
CyberArk Software Ltd.	2.3
Reply SpA	2.2
Siauliu Bankas AB	2.1
Senior plc	2.0
KWS Saat SE & Co. KGaA	2.0
by Sector
by Geography
Material Fund Changes
There were no material changes to the Fund during the period ended October 31, 2024.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements
with
Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Ho
us
eholding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

International Small Companies
Annual Shareholder Report
Institutional Class Z HLRZX | October 31, 2024
This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Institutional Class Z)	$ 108	1.00%
Management’s Discussion of Fund Performance
The International Small Companies Institutional Class Z (HLRZX) rose 15.73% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index rose 23.73% in the same period (net of source taxes).
1
Key Performance Factors
Markets soared with all regions and sectors posting gains despite changing global monetary conditions. International small caps nearly kept pace with their large-cap counterparts. The Fund underperformed due to poorly performing stocks in Heath Care, Industrials, and Communication Services. Strong stocks in Financials and Materials helped. By geography, Emerging Markets and the European Monetary Union were the largest detractors from relative performance.
Sector Analysis
In Communication Services, market-research provider YouGov reported weaker-than-expected sales in its data-products division and falling demand for its fast-turnaround research services. Health Care holding Evotec, a contract-research company focused on discovering drug candidates, lagged as an industry downturn hurt demand for its services. Cybersecurity software developer Cyberark has benefited from a rise in data breaches and ransomware attacks by selling additional security solutions to existing customers
.

Geographic Analysis
In Germany, food-delivery services company HelloFresh detracted as revenue from active customers continued to decline. Shares of UK-based Keywords Studios, a provider of services to the video-game industry, surged following a buyout offer. We exited both holdings
.

Performance
↑ Top Contributors	↓ Top Detractors
Keywords Studios	Evotec
Cyberark	YouGov
Diploma	Hello Fresh
Reply	Bechtle
Keva	Alten
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon
request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution
of all holdings
during
the
period
. Contribution is the contribution to overall performance over the period.
1
The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $5,000,000 initial investment in the Fund with an investment in

(i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth of $5,000,000 (USD)

Average Ann
ual
Total Return (%)
	1 Year	5 Year	10 Year
Fund	15.73	4.13	5.07
MSCI ACWI ex US Index*	24.33	5.78	4.79
MSCI ACWI ex US Small Cap Index*	23.73	6.21	5.76
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 454.4M	Total advisory fees paid (after waiver/reimbursement)	$ 4.5M
Total number of holdings	82	Period portfolio turnover rate	17%
Graphical Representation of Holdings
The table and charts below show the investment
makeup
of the Fund; perce
ntage
s indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Hoa Phat Group JSC	2.8
Max Financial Services Ltd.	2.8
Diploma plc	2.4
Cranswick plc	2.3
CyberArk Software Ltd.	2.3
Reply SpA	2.2
Siauliu Bankas AB	2.1
Senior plc	2.0
KWS Saat SE & Co. KGaA	2.0
by Sector
by Geography
Material Fund Changes
There were no material changes to the Fund during the period ended October 31, 2024.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant
.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus
, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 4/4/2023) reflects the performance of the Institutional Class (incepted 6/30/2011) or the Investor Class (incepted 3/26/2007), respectively. Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

International Small Companies
Annual Shareholder Report
Investor Class HLMSX | October 31, 2024
This annual shareholder report contains important information about the International Small Companies Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024.
 You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Small Companies (Investor Class)	$ 139	1.29%
Management’s Discussion of Fund Performance
The International Small Companies Investor Class (HLMSX) rose 15.34% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI ACWI ex US Small Cap Index rose 23.73% in the same period (net of source taxes).
1
Key Performance Factors
Markets soared with all regions and sectors posting gains despite changing global monetary conditions. International small caps nearly kept pace with their large-cap counterparts. The Fund underperformed due to poorly performing stocks in Heath Care, Industrials, and Communication Services. Strong stocks in Financials and Materials helped. By geography, Emerging Markets and the European Monetary Union were the largest detractors from relative performance.
Sector Analysis
In Communication Services, market-research provider YouGov reported weaker-than-expected sales in its data-products division and falling demand for its fast-turnaround research services. Health Care holding Evotec, a contract-research company focused on discovering drug candidates, lagged as an industry downturn hurt demand for its services. Cybersecurity software developer Cyberark has benefited from a rise in data breaches and ransomware attacks by selling additional security solutions to existing customers
.

Geographic Analysis
In Germany, food-delivery services company HelloFresh detracted as revenue from active customers continued to decline. Shares of UK-based Keywords Studios, a provider of services to the video-game industry, surged following a buyout offer. We exited both holdings
.

Performance
↑ Top Contributors	↓ Top Detractors
Keywords Studios	Evotec
Cyberark	YouGov
Diploma	Hello Fresh
Reply	Bechtle
Keva	Alten
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.

The Fund considers the non-broad-based index most relevant when analyzing the Fund’s performance.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in

(i) an appropriate, broad-based securities market index and (ii) an additional index that reflects the market sectors in which the Fund invests.
Growth
of $10,000 (USD)

Average A
nnu
al Total Return (%)
	1 Year	5 Year	10 Year
Fund	15.34	3.84	4.79
MSCI ACWI ex US Index*	24.33	5.78	4.79
MSCI ACWI ex US Small Cap Index*	23.73	6.21	5.76
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized
for periods greater than one year.
*In accordance with new regulatory requirements, the Fund has selected the MSCI ACWI ex US Index as the Fund's broad-based securities market index. The Fund has selected the MSCI ACWI ex US Small Cap Index as a secondary benchmark.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 454.4M	Total advisory fees paid (after waiver/reimbursement)	$ 4.5M
Total number of holdings	82	Period portfolio turnover rate	17%
Graphical Representation of
Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations
are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.8
Hoa Phat Group JSC	2.8
Max Financial Services Ltd.	2.8
Diploma plc	2.4
Cranswick plc	2.3
CyberArk Software Ltd.	2.3
Reply SpA	2.2
Siauliu Bankas AB	2.1
Senior plc	2.0
KWS Saat SE & Co. KGaA	2.0
by Sector
by Geography
Material Fund Changes
There were no material changes to the Fund during the period ended October 31, 2024.
For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus
, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Institutional Emerging Markets
Annual Shareholder Report
Institutional Class HLMEX | October 31, 2024
This annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets (Institutional Class)	$ 116	1.06%
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class (HLMEX) rose 18.95% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI
Emerging
Markets Index rose 25.31% in the same period (net of source taxes).
Key Performance Factors
Markets soared, led by Taiwanese semiconductors and associated strength in the artificial-intelligence (AI) supply chain. The Fund underperformed due to weak relative returns in Information Technology (IT) and poorly performing stocks in Industrials, and Financials. Stock selection detracted in China, challenged by the strong returns in the cheapest stocks there. The sale of Russian oil producer Lukoil resulted in a sizeable one-off gain.
Sector Analysis
IT returns lagged given our underweight in the semiconductor industry, notably our underweight position in TSMC, and our overweight in the software and services industry. This was somewhat offset by strong performance from Aspeed. The electronic-chip designer’s growth appears to be accelerating due to re-stocking orders from hyperscalers and rising demand for the company’s chips.
Geographic Analysis
The Fund significantly underpe
rfor
med in China as shares of WuXi AppTec, the world's largest contract drug developer and manufacturer, declined sharply in the fallout from the US Biosecure Act. Stock selection was also weak in India where our high-quality Financials, such as HDFC Bank, lagged the strong returns of the broader market.
Performance
↑ Top Contributors	↓ Top Detractors
Trip.com Group	TSMC
Aspeed	WuXi AppTec
Magazine Luiza	Localiza
MercadoLibre	Walmart de México
Techtronic Industries	AirTAC
The securities shown do not represent all holdings, and it should not be ass
u
m
ed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period
. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $500,
00
0 (USD)

Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	18.95	-0.54	1.44
MSCI Emerging Markets Index	25.31	3.93	3.43
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$652.8M	Total advisory fees paid (after waiver/reimbursement)	$ 10.3M
Total number of holdings	75	Period portfolio turnover rate	30%
Graphical Representation of Holdings
The table and charts below show the
investment
makeup of the Fund; pe
rcen
tages
indicated
and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.0
HDFC Bank Ltd.	4.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Trip.com Group Ltd.	3.4
Tata Consultancy Services Ltd.	3.3
ICICI Bank Ltd.	2.6
Maruti Suzuki India Ltd.	2.5
ASPEED Technology Inc.	2.3
Delta Electronics Inc.	1.9
by Sector

by Geography

Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
This is a summary of certain change
s to
the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Institutional Emerging Markets
Annual Shareholder Report
Institutional Class Z HLEZX | October 31, 2024
This annual shareholder report contains important information about the Institutional Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Emerging Markets (Institutional Class Z)	$ 104	0.95%
Management’s Discussion of Fund Performance
The Institutional Emerging Markets Institutional Class Z (HLEZX) rose 19.07% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI Emerging Markets Index rose 25.31% in the same period (net of source taxes).
Key Performance Factors
Markets soared, led by Taiwanese semiconductors and associated strength in the artificial-intelligence (AI) supply chain. The Fund underperformed due to weak relative returns in Information Technology (IT) and poorly performing stocks in Industrials, and Financials. Stock selection detracted in China, challenged by the strong returns in the cheapest stocks there. The sale of Russian oil producer Lukoil resulted in a sizeable one-off gain.
Sector Analysis
IT returns lagged given our underweight in the semiconductor industry, notably our underweight position in TSMC, and our overweight in the software and services industry. This was somewhat offset by strong performance from Aspeed. The electronic-chip designer’s growth appears to be accelerating due to re-stocking orders from hyperscalers and rising demand for the company’s chips.
Geographic Analysis
The Fund significantly underperformed in China as shares of WuXi AppTec, the world's largest contract drug developer and manufacturer, declined sharply in the fallout from the US Biosecure Act. Stock selection was also weak in India where our high-quality Financials, such as HDFC Bank, lagged the strong returns of the broader market.
Performance
↑ Top Contributors	↓ Top Detractors
Trip.com Group	TSMC
Aspeed	WuXi AppTec
Magazine Luiza	Localiza
MercadoLibre	Walmart de México
Techtronic Industries	AirTAC
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $5,000,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $5,000,000 (USD)

Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	19.07	-0.44	1.59
MSCI Emerging Markets Index	25.31	3.93	3.43
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 652.8M	Total advisory fees paid (after waiver/reimbursement)	$ 10.3M
Total number of holdings	75	Period portfolio turnover rate	30%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.0
HDFC Bank Ltd.	4.4
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Trip.com Group Ltd.	3.4
Tata Consultancy Services Ltd.	3.3
ICICI Bank Ltd.	2.6
Maruti Suzuki India Ltd.	2.5
ASPEED Technology Inc.	2.3
Delta Electronics Inc.	1.9
by Sector
by Geography
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 3/5/2014) reflects the performance of the Institutional Class (incepted 10/17/2005). Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Emerging Markets
Annual Shareholder Report
Advisor Class HLEMX | October 31, 2024
This annual shareholder report contains important information about the Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets (Advisor Class)	$ 132	1.21%
Management’s Discussion of Fund Performance
The Emerging Markets
Advisor
Class (HLEMX) rose 18.18% (net of fees and expenses) in the 12-month period ended
October
31, 2024. The Fund's benchmark, the MSCI Emerging Markets Index rose 25.31% in the same period (net of source taxes).
Key Performance Factors
Markets soared, led by Taiwanese semiconductors and associated strength in the artificial-intelligence (AI) supply chain. The Fund underperformed due to weak relative returns in Information Technology (IT) and poorly performing stocks in Industrials, and Financials. Stock selection detracted in China, challenged by the strong returns in the cheapest stocks there. The sale of
Russian
oil producer Lukoil resulted in a sizeable one-off gain.
Sector Analysis
IT returns lagged given our underweight in the semiconductor industry, notably our underweight position in TSMC, and our overweight in the software
and
services industry. This was somewhat offset by strong performance from Aspeed. The electronic-chip designer’s growth appears to be accelerating
due to re-stocking orders from hyperscalers and rising demand for the company’s chips.
Geographic Analysis
The Fund significantly underperformed in China as shares of WuXi AppTec, the world's largest contract drug developer and manufacturer, declined sharply in the fallout from the US Biosecure Act. Stock selection was also weak in India where our high-quality Financials, such as HDFC Bank, lagged the strong returns of the broader market.
Performance
↑ Top Contributors	↓ Top Detractors
Trip.com Group	TSMC
Aspeed	WuXi AppTec
Magazine Luiza	AirTAC
Midea Group	Walmart de México
MercadoLibre	Localiza
The securities shown do not represent all holdings, and it should not be
assumed that investment in these securities has been or will be profitable
. The
following
is available upon request:
(
1) information describing the
methodology
of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	18.18	-0.65	1.36
MSCI Emerging Markets Index	25.31	3.93	3.43
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 577.0M	Total advisory fees paid (after waiver/reimbursement)	$ 7.9M
Total number of holdings	74	Period portfolio turnover rate	32%
Graphical Representation of Holdings
The table and charts below
show
the investment makeup of the Fund; percentages indicated and graphical
representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5
Tencent Holdings Ltd.	5.0
HDFC Bank Ltd.	4.4
Trip.com Group Ltd.	3.5
Samsung Electronics Co., Ltd. - GDR, Reg S	3.5
Tata Consultancy Services Ltd.	3.3
ICICI Bank Ltd.	2.6
Maruti Suzuki India Ltd.	2.5
ASPEED Technology Inc.	2.4
Delta Electronics Inc.	1.9
by Sector
by Geography
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.15% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and
Disagreements
with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy
of
prospectuses, proxies, financial reports and other communication to shareholders with the same
residential address,
provided
they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual
mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Emerging Markets ex China
Annual Shareholder Report
Institutional Class HLXCX | October 31,
2024
This annual shareholder report contains important information about the Emerging Markets ex China Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets ex China (Institutional Class)	$ 114	1.05%
Management’s Discussion of Fund Performance
The Emerging Markets ex China Institutional Class (HLXCX) rose 17.05% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI Emerging Markets ex China Index rose 27.19% in the same period (net of source taxes).
Key Performance Factors
Emerging markets outside China soared, led by T
aiwa
n and strength in the artificial-intelligence (AI) supply chain. The Fund underperformed the index due to lagging returns in Information Technology (IT), Industrials, Financials, and Communication Services. The Fund’s underweight in Materials and Energy and good stock selection in Real Estate helped relative returns.
Sector Analysis
IT returns were hurt by our underweight position in semiconductor manufacturing giant TSMC; this was partially offset by strong returns from another Taiwan-listed company, electronic-chip designer Aspeed. Its growth appears to be accelerating due to re-stocking orders from large data-center operators and rising demand for the company’s chips. Industrials holding AirTAC, a manufacturer of automation equipment, detracted after reporting disappointing revenue growth in its battery, solar, and linear-guide businesses.
Geographic Analysis
Mexico’s stocks, including Coca-Cola bottler and convenience store operator FEMSA, fell sharply after the June 2024 presidential election, with investors fearing the outcome may mean further populist policies. MercadoLibre, Latin America’s largest online retailer
, enjoyed strong revenue growth and an expanding market share.
Performance
↑ Top Contributors	↓ Top Detractors
MercadoLibre	TSMC
Magazine Luiza	Walmart de México
Aspeed	AirTAC
Agthia	FEMSA
WEG	Maruti Suzuki
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following
is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings
during
the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Total Return (%)
	1 Year	Since Inception
Fund	17.05	7.65
MSCI Emerging Markets ex China Index	27.19	12.59
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 3.5M	Total advisory fees paid (after waiver/reimbursement)	$ 0.0M
Total number of holdings	54	Period portfolio turnover rate	42%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Taiwan Semiconductor Manufacturing Co., Ltd.	9.7
Tata Consultancy Services Ltd.	4.5
HDFC Bank Ltd.	4.5
ICICI Bank Ltd.	4.0
Maruti Suzuki India Ltd.	3.9
Samsung Electronics Co., Ltd. - GDR, Reg S	3.7
Globant SA	2.8
MercadoLibre Inc.	2.6
HDFC Life Insurance Co., Ltd.	2.5
WEG SA	2.5
by Sector
by Geography
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of
Additional
Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Chinese Equity
Annual Shareholder Report
Institutional Class HLMCX | October 31, 2024
This annual shareholder report contains important information about the Chinese Equity Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chinese Equity (Institutional Class)	$ 119	1.15%
Management’s Discussion of Fund Performance
The Chinese Equity Institutional Class (HLMCX) increased 6.15% (net of fees and expenses
) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI China All Shares Index increased 18.47% (net of source taxes).
Key Performance Factors
Chinese stocks languished for much of the year before surging in the final days of September in response to a large monetary stimulus package announced by the People’s Bank of China, which also included support for the floundering property sector, and government initiatives to boost stock-market returns. Most sectors rose by double digits, with only Health Care and Consumer Staples declining. The Fund lagged the index as shares of the highest-quality companies significantly underperformed, resulting in poor stock selection across most sectors. However, strong stocks in Consumer Discretionary were helpful.
Sector Analysis
In Industrials, Taiwanese pneumatic-equipment producer AirTAC detracted as the company lagged its aggressive guidance for its linear-guide business. In Consumer Discretionary, online travel agent Trip.com Group benefited from resilient travel activity in China. Shares of biotechnology company WuXi Biologics fell after US lawmakers introduced a bill to ban federally-funded US companies from contracting with biotech providers connected to foreign adversaries.
Geographic Analysis
Hong Kong-based Budweiser APAC detracted as it faced declining sales in China. China’s Fuyao Glass benefitted as rising electric-vehicle adoption led to increased demand for the company’s high-end glass products.
Performance
↑ Top Contributors	↓ Top Detractors
Trip.com Group	WuXi Biologics
Fuyao Glass	Budweiser APAC
Delta Electronics	AirTAC
Techtronic Industries	Li-Ning
Midea Group	AIA Group
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1)
information
describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all holdings during the period. Contribution is the contribution
to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Total Return (%)
	1 Year	Since Inception
Fund	6.15	-14.02
MSCI China All Shares Index	18.47	-8.14
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 2.9M	Total advisory fees paid (after waiver/reimbursement)	$ 0.0M
Total number of holdings	48	Period portfolio turnover rate	31%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Tencent Holdings Ltd.	10.7
Trip.com Group Ltd.	5.9
Alibaba Group Holding Ltd.	4.0
TravelSky Technology Ltd., Class H	3.3
AIA Group Ltd.	3.2
ZTO Express Cayman Inc.	3.1
Contemporary Amperex Technology Co., Ltd., Class A	3.0
Delta Electronics Inc.	3.0
Meituan, Class B	2.9
Ping An Insurance Group Co. of China Ltd., Class H	2.7
by Sector
by Geography
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 0.85% of average daily net assets effective July 1, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with
Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Frontier Emerging Markets
Annual Shareholder Report
Institutional Class HLFMX | October 31, 2024
This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000
investment
)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Institutional Class)	$ 179	1.58%
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class (HLFMX) rose 26.00% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI Frontier Emerging Markets Index rose 24.48% in the same period (net of source taxes).
Key Performance Factors
Markets soared as easing inflation across most FEM countries allowed central banks, after several years of tightening, to implement monetary policies aimed at boosting economic growth. Gains were broad-based, with all sectors and regions rising. The Fund outperformed the index on strong relative returns in Financials, Industrials, and Communication Services. Weak stocks in Consumer Discretionary and Health Care detracted.
Sector Analysis
In Financials, Kazakhstan’s Halyk Savings Bank rose as continued strength in net interest margins and lower credit costs produced strong profitability. Colombian construction-materials producer Cementos Argos soared as US-based Summit Materials announced its intention to acquire Cementos’ US operations. Philippine retailer Wilcon Depot performed poorly as increased price discounting and weak consumer spending on discretionary goods in the Philippines hurt profitability.
Geographic Analysis
By region, African investments contributed the most to the Funds’s outperformance. In Egypt, Commercial International Bank produced strong net interest margins driven by rising sovereign bond yields. IT consultant EPAM (US-based but with most of its operations across eastern Europe, Asia, and Latin America)
detracte
d on concerns about slowing demand for IT projects.
Performance
↑ Top Contributors	↓ Top Detractors
Cementos Argos	Wilcon Depot
Commercial International Bank	EPAM
Halyk Savings Bank	Vietcombank
Marsa Maroc	Astra International
Baltic Classifieds	Mouwasat Medical Services
The securities s
hown do
not represent all h
oldings
, and it should not be assumed that
investment
in these securities has been or will be profitable. The following is available upon request
: (1) information describing the methodology of the contribution data and (2) a list
showing the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the
period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $100,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $100,000 (USD)

Average Annual Total
Return
(%)
	1 Year	5 Year	10 Year
Fund	26.00	2.89	0.18
MSCI Frontier Emerging Markets Index	24.48	1.19	0.01
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 130.7M	Total advisory fees paid (after waiver/reimbursement)	$ 1.5M
Total number of holdings	55	Period portfolio turnover rate	16%
Graphical Representation of Holdings
The table and charts below show the investment
makeup
of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten
Holdings
%
Allocation
Credicorp Ltd.	4.5
Banca Transilvania SA	4.4
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.0
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.9
International Container Terminal Services Inc.	3.9
Bank for Foreign Trade of Vietnam JSC	3.7
Kaspi.KZ JSC - ADR	3.7
Globant SA	3.6
SM Prime Holdings Inc.	2.9
Bank of the Philippine Islands	2.8
by Sector
by Geography
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.15% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.45% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus
, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Frontier Emerging Markets
Annual Shareholder Report
Institutional Class Z HLFZX | October 31,
2024
This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Institutional Class Z)	$ 148	1.31%
Management’s Discussion of Fund Performance
The Frontier Emerging Markets Institutional Class Z (HLFZX) rose 26.13% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI Frontier Emerging Markets Index rose 24.48% in the same period (net of source taxes).
Key Performance Factors
Markets soared as easing inflation across most FEM countries allowed central banks, after several years of tightening, to implement monetary policies aimed at boosting economic growth. Gains were broad-based, with all sectors and regions rising. The Fund outperformed the index on strong relative returns in Financials, Industrials, and Communication Services. Weak stocks in Consumer Discretionary and Health Care detracted.
Sector Analysis
In Financials, Kazakhstan’s Halyk Savings Bank rose as continued strength in net interest margins and lower credit costs produced strong profitability. Colombian construction-materials producer Cementos Argos soared as US-based Summit Materials announced its intention to acquire Cementos’ US operations. Philippine retailer Wilcon Depot performed poorly as increased price discounting and weak consumer spending on discretionary goods in the Philippines hurt profitability.
Geographic Analysis
By region, African investments contributed the most to the Funds’s outperformance. In Egypt, Commercial International Bank produced strong net interest margins driven by rising sovereign bond yields. IT consultant EPAM (US-based but with most of its operations across eastern Europe, Asia, and Latin America) detracted on concerns about slowing demand for IT projects.
Performance
↑ Top Contributors	↓ Top Detractors
Cementos Argos	Wilcon Depot
Commercial International Bank	EPAM
Halyk Savings Bank	Vietcombank
Marsa Maroc	Astra International
Baltic Classifieds	Mouwasat Medical Services
The securities shown do not represent all holdings, and it should not be assumed that investment in th es
e securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list sho win
g the weight and relative contribution of all holdings during the period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $2,500,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $2,500,000 (USD)

Average Annual Total Return (%)
	1 Year	5 Year	10 Year
Fund	26.13	3.18	0.39
MSCI Frontier Emerging Markets Index	24.48	1.19	0.01
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net a ssets	$ 130.7M	Total advisory fees paid (after waiver/reimbursement)	$ 1.5M
Total number of holdings	55	Period portfolio turnover rate	16%
Graphical Representat
io
n of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical
representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Credicorp Ltd.	4.5
Banca Transilvania SA	4.4
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S	4.0
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.9
International Container Terminal Services Inc.	3.9
Bank for Foreign Trade of Vietnam JSC	3.7
Kaspi.KZ JSC - ADR	3.7
Globant SA	3.6
SM Prime Holdings Inc.	2.9
B an k of the Philippine Islands	2.8
by Sector
by Geography
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.15% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.25% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During the period ended October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus
, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Performance information shown for periods preceding the inception date of the Institutional Class Z (incepted 3/1/2017) reflects the performance of the Institutional Class (incepted 5/27/2008). Sales charges and expenses, which differ between the Institutional Class Z and Institutional Class have not been restated.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Frontier Emerging Markets
Annual Shareholder Report
Investor Class HLMOX | October 31,
2024
This annual shareholder report contains important information about the Frontier Emerging Markets Fund (“Fund”) for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at
HardingLoevnerFunds.com
. You can also request this information by calling (877) 435-8105 or by sending an e-mail request to hardingloevnerfunds@ntrs.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Frontier Emerging Markets (Investor Class)	$ 216	1.92%
Management’s
Discussion of Fund Performance
The Frontier Emerging Markets Investor Class (HLMOX) rose 25.43% (net of fees and expenses) in the 12-month period ended October 31, 2024. The Fund's benchmark, the MSCI Frontier Emerging Markets Index rose 24.48% in the same period (net of source taxes).
Key Performance Factors
Markets soared as easing inf
latio
n across most FEM countries allowed central banks, after several years of tightening, to implement monetary policies aimed at boosting economic growth. Gains were broad-based, with all sectors and regions rising. The Fund outperformed the index on strong relative returns in Financials, Industrials, and Communication Services. Weak stocks in Consumer Discretionary and Health Care detracted.
Sector Analysis
In Financials, Kazakhstan’s Halyk Savings Bank rose as continued strength in net interest margins and lower credit costs produced strong profitability. Colombian construction-materials producer Cementos Argos soared as US-based Summit Materials announced its intention to acquire Cementos’ US operations. Philippine retailer Wilcon Depot performed poorly as increased price discounting and weak consumer spending on discretionary goods in the Philippines hurt profitability.
Geographic Analysis
By region, African investments contributed the most to the Funds’s outperformance. In Egypt, Commercial International Bank produced strong net interest margins driven by rising sovereign bond yields. IT consultant EPAM (US-based but with most of its operations across eastern Europe, Asia, and Latin America) detracted on concerns about slowing demand for IT projects.
Performance
↑ Top Contributors	↓ Top Detractors
Cementos Argos	Wilcon Depot
Commercial International Bank	EPAM
Halyk Savings Bank	Vietcombank
Marsa Maroc	Astra International
Baltic Classifieds	Mouwasat Medical Services
The securities shown do not represent all holdings, and it should not be assumed that investment in these securities has been or will be profitable. The following is available upon request: (1) information describing the methodology of the contribution data and (2) a list showing the weight and relative contribution of all hol ding
s durin
g the
period. Contribution is the contribution to overall performance over the period.
Fund Performance
The following graph and chart compare the beginning and ending account values for the most recently completed 10 fiscal years of the Fund. It compares a $10,000 initial investment in the Fund with an investment in an appropriate, broad-based securities market index.
Growth of $10,000 (USD)

Average Annual
Tota
l Return (%)
	1 Year	5 Year	10 Year
Fund	25.43	2.53	-0.19
MSCI Frontier Emerging Markets Index	24.48	1.19	0.01
Performance data quoted represents past performance; past performance does not guarantee future results. Fund performance is shown net of fees. Benchmark performance is shown net of withholding taxes. Returns are annualized for periods greater than one year.
Visit
HardingLoevnerFunds.com
for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
For additional resources and

information about the Fund, scan the QR code or visit
HardingLoevnerFunds.com
.
Key Fund Statistics
During Reporting Period
Fund net assets	$ 130.7M	Total advisory fees paid (after waiver/reimbursement)	$ 1.5M
Total number of holdings	55	Period portfolio turnover rate	16%
Graphical Representation of Holdings
The table and charts below show the investment makeup of the Fund; percentages indicated and graphical representations are based on the Fund’s net asset value.
Top Ten Holdings
%
Allocation
Credicorp Ltd.	4.5
Banca Transilv ani a SA	4.4
Halyk Savings Bank of Ka zak hstan JSC - GDR, Reg S	4.0
Northern Institutional Funds - Treasury Portfolio (Premier Shares)	3.9
International Container Terminal Services Inc.	3.9
Bank for Foreign Trade of Vietnam JSC	3.7
Kaspi.KZ JSC - ADR	3.7
Globant SA	3.6
SM Prime Holdings Inc.	2.9
Bank of the Philippine Islands	2.8
by Sector
by Geography
Material Fund Changes
Harding, Loevner Funds, Inc. approved a reduction in the management fee to 1.15% of average daily net assets effective July 1, 2024. In addition, Harding Loevner LP contractually agreed to lower the expense cap to 1.75% of average daily net assets through February 28, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more comprehensive information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2025 at
HardingLoevnerFunds.com
or upon special request at (877) 435-8105.
Changes in and Disagreements with Accountants
During
the
period
e
nded October 31, 2024, there were no changes in or disagreements with the Fund's accountant.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
HardingLoevnerFunds.com
. You can also request this information by contacting us at (877) 435-8105.
Householding
In order to reduce expenses, we will
deliver
a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (877) 435-8105 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

c/o Northern Trust 333 South Wabash Avenue, Floor 38, Chicago, IL 60604 T: (877) 435-8105
HardingLoevnerFunds.com
©2024 Harding Loevner

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics for senior officers pursuant to the Sarbanes-Oxley Act of 2002 (“SOX Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

1. Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2. Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant.;

3. Compliance with applicable governmental laws, rules, and regulations;

4. The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

5. Accountability for adherence to the code.

(b) During the period covered by this report, there were no amendments to the Fund’s SOX Code.

(c) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the SOX Code.

(d) Not applicable.

(e) The Registrant’s SOX Code referred to in Item 2(a) above is attached as an Exhibit 19(a)(1), hereto.

Item 3. Audit Committee Financial Expert.

As of October 31, 2024, the Registrant's Board of Directors has determined that the following members of the Audit Committee are audit committee financial experts and independent: Carolyn N. Ainslie and Jill R. Cuniff.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by KPMG LLP, the Registrant’s principal accountant, for the audit of the Registrant’s annual financial statements in connection with statutory and regulatory filings or engagements for those fiscal years are $289,740 in 2024 and $359,820 in 2023.

(b) Audit-Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by KPMG LLP that are reasonably related to the performance of the audit of the Registrant statutory and regulatory filings or engagements are $0 in 2024 and $5,000 in 2023.

(c) Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by KPMG LLP for the review of domestic tax returns were $162,175 in 2024 and $122,175 in 2023.

(d) All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by KPMG LLP, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2024 and $0 in 2023.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. A copy of the Audit Committee’s Pre-Approval Policies and Procedures is incorporated by reference under Item 19(c).

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the financial statements filed under Item 7(a) of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

Family of Mutual Funds

Global Equity Portfolio	International Carbon Transition	Emerging Markets Portfolio
Advisor (HLMGX), Institutional (HLMVX), and	Equity Portfolio	Advisor Class (HLEMX)
Institutional Class Z (HLGZX) Classes	Institutional Class (HLCTX)	Emerging Markets ex China Portfolio
International Equity Portfolio
	International Small Companies Portfolio	Institutional Class (HLXCX)
Investor (HLMNX), Institutional (HLMIX), and	Investor (HLMSX), Institutional (HLMRX), and	Chinese Equity Portfolio
Institutional Class Z (HLIZX) Classes	Institutional Class Z (HLRZX) Classes
International Developed Markets		Institutional Class (HLMCX)
Institutional Emerging Markets Portfolio
Equity Portfolio	Institutional (HLMEX) and Institutional	Frontier Emerging Markets Portfolio
Institutional Class (HLIDX)	Class Z (HLEZX) Classes	Investor (HLMOX), Institutional Class (HLFMX), and
Institutional Class Z (HLFZX) Classes

Annual Financial

Statements and Fundamental. Thinking. Worldwide.

Additional Information

Harding, Loevner Funds, Inc.

October 31, 2024

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS - 98.7%
Canada - 1.1%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	155,000	$8,083,133
China - 2.1%
Tencent Holdings Ltd. (Media & Entertainment)†	302,900	15,759,220
Denmark - 0.7%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	23,023	5,138,173
France - 4.8%
Schneider Electric SE (Capital Goods)†	135,497	35,053,755
Germany - 3.3%
SAP SE - Sponsored ADR (Software & Services)	42,841	10,009,371
Scout24 SE (Media & Entertainment)^†	70,496	6,068,521
Symrise AG (Materials)†	68,560	8,255,017
		24,332,909
Hong Kong - 1.6%
AIA Group Ltd. (Insurance)†	1,440,605	11,463,180
India - 1.3%
HDFC Bank Ltd. - ADR (Banks)	148,235	9,343,252
Indonesia - 0.9%
Bank Central Asia Tbk PT (Banks)†	10,441,770	6,813,577
Japan - 5.3%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	279,200	13,321,455
Keyence Corp. (Technology Hardware & Equipment)†	21,400	9,596,214
MISUMI Group Inc. (Capital Goods)†	151,500	2,466,554
Sony Group Corp. (Consumer Durables & Apparel)†	757,000	13,308,291
		38,692,514
Mexico - 0.8%
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	2,154,100	5,923,116
Netherlands - 1.1%
Adyen NV (Financial Services)*^†	5,475	8,328,254
Singapore - 1.1%
DBS Group Holdings Ltd. (Banks)†	284,700	8,193,438
Sweden - 2.8%
Alfa Laval AB (Capital Goods)†	181,458	8,046,138
	Shares	Value
COMMON STOCKS - 98.7% (continued)
Sweden - 2.8% (continued)
Atlas Copco AB, Class A (Capital Goods)†	388,937	$6,450,916
Epiroc AB, Class A (Capital Goods)†	326,911	6,411,268
		20,908,322
Switzerland - 4.6%
Alcon AG (Health Care Equipment & Services)	188,651	17,346,459
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	28,043	8,709,431
SGS SA, Reg S (Commercial & Professional Services)†	70,383	7,471,526
		33,527,416
Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	57,742	11,002,161
United Kingdom - 5.3%
Compass Group plc (Consumer Services)†	294,958	9,553,434
Diploma plc (Capital Goods)†	161,560	8,937,371
Haleon plc (Household & Personal Products)†	2,625,282	12,564,621
Shell plc (Energy)†	247,554	8,234,923
		39,290,349
United States - 60.4%
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	46,635	9,507,477
Accenture plc, Class A (Software & Services)	36,553	12,604,205
Adobe Inc. (Software & Services)*	19,232	9,194,435
Alphabet Inc., Class A (Media & Entertainment)	185,093	31,671,263
Amazon.com Inc. (Consumer Discretionary Distribution & Retail)*	147,732	27,537,245
Apple Inc. (Technology Hardware & Equipment)	37,636	8,502,349
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	54,471	9,890,844
Atkore Inc. (Capital Goods)	30,985	2,657,274
Booking Holdings Inc. (Consumer Services)	2,862	13,383,427
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	73,443	12,468,418
CME Group Inc. (Financial Services)	74,959	16,892,760

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 98.7% (continued)
United States - 60.4% (continued)
CoStar Group Inc. (Real Estate Management & Development)*	117,178	$8,529,387
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	45,474	11,171,143
Deere & Co. (Capital Goods)	33,983	13,752,580
Globant SA (Software & Services)*	42,700	8,962,303
Honeywell International Inc. (Capital Goods)	30,735	6,321,575
Meta Platforms Inc., Class A (Media & Entertainment)	62,105	35,249,556
Microsoft Corp. (Software & Services)	76,794	31,205,242
Netflix Inc. (Media & Entertainment)*	31,427	23,759,755
Northrop Grumman Corp. (Capital Goods)	13,537	6,890,604
Repligen Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	53,395	7,169,347
Rockwell Automation Inc. (Capital Goods)	42,591	11,359,446
Salesforce Inc. (Software & Services)	58,535	17,055,343
Schlumberger NV (Energy)	190,093	7,617,026
ServiceNow Inc. (Software & Services)*	14,012	13,073,056
Synopsys Inc. (Software & Services)*	14,625	7,511,546
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	33,122	18,095,211
Tradeweb Markets Inc., Class A (Financial Services)	102,155	12,973,685
UnitedHealth Group Inc. (Health Care Equipment & Services)	40,187	22,685,561
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	56,519	26,901,914
		444,593,977
Total Common Stocks (Cost $476,403,200)		$726,446,746

	Shares	Value
SHORT TERM INVESTMENTS - 2.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.67% (Money Market Funds)	18,089,206	$18,089,206

Total Short Term Investments (Cost $18,089,206)		$18,089,206

Total Investments — 101.2%
(Cost $494,492,406)		$744,535,952
Liabilities Less Other Assets - (1.2)%		(8,944,221)
Net Assets — 100.0%		$735,591,731

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 2.0%
of net assets as of October 31, 2024, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments (continued)

October 31, 2024

Industry	Percentage of Net Assets
Banks	3.3%
Capital Goods	14.8
Commercial & Professional Services	1.0
Consumer Discretionary Distribution & Retail	3.7
Consumer Durables & Apparel	1.8
Consumer Services	3.1
Consumer Staples Distribution & Retail	1.9
Energy	2.1
Financial Services	5.2
Health Care Equipment & Services	5.5
Household & Personal Products	1.7
Insurance	1.6
Materials	1.1
Media & Entertainment	15.2
Pharmaceuticals, Biotechnology & Life Sciences	13.7
Real Estate Management & Development	1.2
Semiconductors & Semiconductor Equipment	4.5
Software & Services	14.8
Technology Hardware & Equipment	2.5
Money Market Fund	2.5
Total Investments	101.2
Liabilities Less Other Assets	(1.2)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS - 97.8%
Australia - 1.7%
BHP Group Ltd. - Sponsored ADR (Materials)	4,047,684	$224,484,555
Brazil - 1.1%
Ambev SA - ADR (Food, Beverage & Tobacco)*	66,207,635	144,332,644
Canada - 5.2%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	3,594,400	187,445,243
Canadian National Railway Co. (Transportation)	1,157,643	124,932,832
Manulife Financial Corp. (Insurance)	12,733,100	371,928,881
		684,306,956
China - 7.4%
ENN Energy Holdings Ltd. (Utilities)†	11,290,300	79,810,825
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	46,412,088	190,485,853
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	16,132,000	100,145,655
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	3,324,164	124,481,013
Tencent Holdings Ltd. (Media & Entertainment)†	3,589,910	186,775,117
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	6,394,308	131,888,546
ZTO Express Cayman Inc. - ADR (Transportation)	6,890,596	159,241,674
		972,828,683
Denmark - 2.7%
Coloplast A/S, Class B (Health Care Equipment & Services)†	1,054,827	131,544,702
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	501,150	111,844,467
Novonesis (Novozymes), Class B (Materials)†	1,790,949	112,377,029
		355,766,198
France - 7.0%
Air Liquide SA (Materials)†	885,312	158,643,558
Dassault Systemes SE (Software & Services)†	3,708,738	126,626,195
L'Oreal SA (Household & Personal Products)†	679,888	256,033,260
Schneider Electric SE (Capital Goods)†	1,465,821	379,215,265
		920,518,278
	Shares	Value
COMMON STOCKS - 97.8% (continued)
Germany - 7.3%
Allianz SE, Reg S (Insurance)†	1,271,262	$400,388,464
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	7,494,452	236,665,312
SAP SE - Sponsored ADR (Software & Services)	648,106	151,423,486
Symrise AG (Materials)†	1,429,135	172,076,053
		960,553,315
Hong Kong - 2.6%
AIA Group Ltd. (Insurance)†	24,265,174	193,082,803
Techtronic Industries Co., Ltd. (Capital Goods)†	10,163,500	145,593,478
		338,676,281
India - 3.2%
HDFC Bank Ltd. - ADR (Banks)	6,611,160	416,701,415
Indonesia - 1.1%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	814,234,200	145,330,256
Japan - 14.5%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	8,869,800	423,204,296
Daifuku Co., Ltd. (Capital Goods)†	5,708,500	107,575,553
Disco Corp. (Semiconductors & Semiconductor Equipment)†	602,600	170,151,319
Keyence Corp. (Technology Hardware & Equipment)†	337,634	151,402,255
Komatsu Ltd. (Capital Goods)†	6,286,200	162,676,929
Shimano Inc. (Consumer Durables & Apparel)†	645,300	95,579,085
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	9,004,900	128,444,326
Sony Group Corp. (Consumer Durables & Apparel)†	16,712,800	293,816,129
Sysmex Corp. (Health Care Equipment & Services)†	12,902,921	239,029,608
Unicharm Corp. (Household & Personal Products)†	4,371,000	140,033,809
		1,911,913,309
Mexico - 2.9%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	2,661,825	257,904,224
Grupo Financiero Banorte SAB de CV, Series O (Banks)	17,293,700	120,419,362
		378,323,586

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 97.8% (continued)
Netherlands - 1.3%
Adyen NV (Financial Services)*^†	111,149	$169,073,446
Peru - 1.2%
Credicorp Ltd. (Banks)	839,678	154,609,910
Singapore - 3.3%
DBS Group Holdings Ltd. (Banks)†	15,304,318	440,446,041
South Korea - 2.6%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	324,550	342,597,240
Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	30,128,008	300,069,860
Sweden - 8.0%
Alfa Laval AB (Capital Goods)†	5,764,080	255,588,538
Assa Abloy AB, Class B (Capital Goods)†	5,347,168	167,261,849
Atlas Copco AB, Class A (Capital Goods)†	14,597,062	242,107,125
Epiroc AB, Class A (Capital Goods)†	8,858,905	173,737,844
Skandinaviska Enskilda Banken AB, Class A (Banks)†	15,137,126	213,891,729
		1,052,587,085
Switzerland - 7.8%
Alcon AG (Health Care Equipment & Services)	2,625,136	241,381,255
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	2,828,590	267,358,327
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,142,554	354,847,724
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	434,793	158,795,219
		1,022,382,525
Taiwan - 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	2,692,825	513,090,875
United Kingdom - 7.7%
Haleon plc (Household & Personal Products)†	79,882,110	382,316,431
Rio Tinto plc (Materials)†	3,523,016	227,922,381
Shell plc (Energy)†	12,119,534	403,158,250
		1,013,397,062
United States - 3.0%
Linde plc (Materials)	473,073	215,792,249
	Shares	Value
COMMON STOCKS - 97.8% (continued)
United States - 3.0% (continued)
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	87,099	$177,436,341
		393,228,590
Total Common Stocks (Cost $8,566,417,734)		$12,855,218,110

SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.67% (Money Market Funds)	270,274,680	270,274,680

Total Short Term Investments (Cost $270,274,680)		$270,274,680

Total Investments — 99.8%
(Cost $8,836,692,414)		$13,125,492,790
Other Assets Less Liabilities - 0.2%		22,515,111
Net Assets — 100.0%		$13,148,007,901

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. This security, which represents 1.3% of net assets as of October 31, 2024, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments (continued)

October 31, 2024

Industry	Percentage of Net Assets
Banks	12.5%
Capital Goods	12.4
Consumer Discretionary Distribution & Retail	1.4
Consumer Durables & Apparel	4.4
Consumer Staples Distribution & Retail	1.4
Energy	3.1
Financial Services	1.3
Food, Beverage & Tobacco	6.1
Health Care Equipment & Services	6.8
Household & Personal Products	5.9
Insurance	8.1
Materials	8.4
Media & Entertainment	1.4
Pharmaceuticals, Biotechnology & Life Sciences	7.7
Semiconductors & Semiconductor Equipment	7.0
Software & Services	2.2
Technology Hardware & Equipment	3.8
Telecommunication Services	1.1
Transportation	2.2
Utilities	0.6
Money Market Fund	2.0
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS - 98.4%
Australia - 2.0%
BHP Group Ltd. - Sponsored ADR (Materials)	34,589	$1,918,306
Canada - 7.1%
Alimentation Couche-Tard Inc. (Consumer Staples Distribution & Retail)	41,200	2,148,549
Canadian National Railway Co. (Transportation)	11,372	1,227,266
Manulife Financial Corp. (Insurance)	119,400	3,487,627
		6,863,442
China - 0.8%
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	209,600	761,381
Denmark - 3.5%
Coloplast A/S, Class B (Health Care Equipment & Services)†	10,280	1,281,992
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	4,618	1,030,625
Novonesis (Novozymes), Class B (Materials)†	17,397	1,091,613
		3,404,230
France - 9.1%
Air Liquide SA (Materials)†	8,401	1,505,418
Dassault Systemes SE (Software & Services)†	39,096	1,334,841
L'Oreal SA (Household & Personal Products)†	6,371	2,399,201
Schneider Electric SE (Capital Goods)†	13,928	3,603,244
		8,842,704
Germany - 10.2%
Allianz SE, Reg S (Insurance)†	11,803	3,717,396
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	70,849	2,237,322
SAP SE - Sponsored ADR (Software & Services)	9,600	2,242,944
Symrise AG (Materials)†	13,651	1,643,659
		9,841,321
Hong Kong - 3.4%
AIA Group Ltd. (Insurance)†	242,000	1,925,642
Techtronic Industries Co., Ltd. (Capital Goods)†	94,500	1,353,725
		3,279,367
India - 0.9%
HDFC Bank Ltd. - ADR (Banks)	14,156	892,253
	Shares	Value
COMMON STOCKS - 98.4% (continued)
Japan - 19.0%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	85,200	$4,065,143
Daifuku Co., Ltd. (Capital Goods)†	54,800	1,032,695
Disco Corp. (Semiconductors & Semiconductor Equipment)†	5,700	1,609,463
Keyence Corp. (Technology Hardware & Equipment)†	3,100	1,390,106
Komatsu Ltd. (Capital Goods)†	63,300	1,638,104
Shimano Inc. (Consumer Durables & Apparel)†	6,200	918,317
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	95,100	1,356,490
Sony Group Corp. (Consumer Durables & Apparel)†	153,300	2,695,061
Sysmex Corp. (Health Care Equipment & Services)†	125,400	2,323,064
Unicharm Corp. (Household & Personal Products)†	43,000	1,377,592
		18,406,035
Netherlands - 1.6%
Adyen NV (Financial Services)*^†	1,026	1,560,692
Singapore - 4.2%
DBS Group Holdings Ltd. (Banks)†	142,800	4,109,670
South Korea - 1.0%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	959	1,012,327
Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	293,434	2,922,553
Sweden - 8.8%
Alfa Laval AB (Capital Goods)†	43,074	1,909,970
Assa Abloy AB, Class B (Capital Goods)†	46,774	1,463,112
Atlas Copco AB, Class A (Capital Goods)†	110,038	1,825,092
Epiroc AB, Class A (Capital Goods)†	70,548	1,383,564
Skandinaviska Enskilda Banken AB, Class A (Banks)†	134,578	1,901,624
		8,483,362
Switzerland - 9.9%
Alcon AG (Health Care Equipment & Services)	24,025	2,209,099
Nestle SA, Reg S (Food, Beverage & Tobacco)†	26,452	2,501,313

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Developed Markets Equity Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 98.4% (continued)
Switzerland - 9.9% (continued)
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	11,021	$3,422,837
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	3,945	1,440,794
		9,574,043
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	11,484	2,188,161
United Kingdom - 9.5%
Haleon plc (Household & Personal Products)†	740,972	3,546,298
Rio Tinto plc (Materials)†	31,644	2,047,216
Shell plc (Energy)†	108,314	3,603,083
		9,196,597
United States - 2.1%
Linde plc (Materials)	4,346	1,982,428

Total Common Stocks (Cost $84,056,481)		$95,238,872

SHORT TERM INVESTMENTS - 1.5%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.67% (Money Market Funds)	1,489,176	1,489,176

Total Short Term Investments (Cost $1,489,176)		$1,489,176

Total Investments — 99.9%
(Cost $85,545,657)		$96,728,048
Other Assets Less Liabilities - 0.1%		76,868
Net Assets — 100.0%		$96,804,916

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. This security, which represents 1.6% of net assets as of October 31, 2024, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	10.1%
Capital Goods	14.7
Consumer Durables & Apparel	4.5
Consumer Staples Distribution & Retail	2.2
Energy	3.7
Financial Services	1.6
Food, Beverage & Tobacco	2.6
Health Care Equipment & Services	7.5
Household & Personal Products	7.6
Insurance	9.5
Materials	10.5
Pharmaceuticals, Biotechnology & Life Sciences	10.2
Semiconductors & Semiconductor Equipment	6.3
Software & Services	3.7
Technology Hardware & Equipment	2.4
Transportation	1.3
Money Market Fund	1.5
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS - 98.2%
Brazil - 1.1%
Ambev SA - ADR (Food, Beverage & Tobacco)*	11,453	$24,968
Canada - 4.0%
Canadian National Railway Co. (Transportation)	191	20,613
Manulife Financial Corp. (Insurance)	2,400	70,103
		90,716
China - 8.1%
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	11,100	45,557
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	5,500	34,143
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	600	22,468
Tencent Holdings Ltd. (Media & Entertainment)†	600	31,217
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,100	22,689
ZTO Express Cayman Inc. - ADR (Transportation)	1,150	26,576
		182,650
Denmark - 4.0%
Coloplast A/S, Class B (Health Care Equipment & Services)†	180	22,447
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	113	25,219
Novonesis (Novozymes), Class B (Materials)†	664	41,664
		89,330
France - 8.9%
Air Liquide SA (Materials)†	256	45,874
Dassault Systemes SE (Software & Services)†	639	21,817
L'Oreal SA (Household & Personal Products)†	118	44,437
Schneider Electric SE (Capital Goods)†	342	88,477
		200,605
Germany - 7.4%
Allianz SE, Reg S (Insurance)†	220	69,290
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,302	41,115
SAP SE - Sponsored ADR (Software & Services)	112	26,168
	Shares	Value
COMMON STOCKS - 98.2% (continued)
Germany - 7.4% (continued)
Symrise AG (Materials)†	250	$30,101
		166,674
Hong Kong - 2.4%
AIA Group Ltd. (Insurance)†	4,200	33,420
Techtronic Industries Co., Ltd. (Capital Goods)†	1,500	21,488
		54,908
India - 3.2%
HDFC Bank Ltd. - ADR (Banks)	1,147	72,295
Indonesia - 1.8%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	228,800	40,838
Japan - 15.1%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,500	71,569
Daifuku Co., Ltd. (Capital Goods)†	1,000	18,845
Disco Corp. (Semiconductors & Semiconductor Equipment)†	100	28,236
Keyence Corp. (Technology Hardware & Equipment)†	55	24,663
Komatsu Ltd. (Capital Goods)†	1,700	43,993
Shimano Inc. (Consumer Durables & Apparel)†	100	14,812
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,500	21,396
Sony Group Corp. (Consumer Durables & Apparel)†	3,000	52,741
Sysmex Corp. (Health Care Equipment & Services)†	2,200	40,756
Unicharm Corp. (Household & Personal Products)†	700	22,426
		339,437
Mexico - 3.4%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	580	56,196
Grupo Financiero Banorte SAB de CV, Series O (Banks)	3,000	20,890
		77,086
Netherlands - 1.3%
Adyen NV (Financial Services)*^†	19	28,902
Peru - 1.2%
Credicorp Ltd. (Banks)	147	27,067

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 98.2% (continued)
Singapore - 3.4%
DBS Group Holdings Ltd. (Banks)†	2,640	$75,977
South Korea - 2.6%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	56	59,114
Spain - 3.3%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	7,467	74,370
Sweden - 8.6%
Alfa Laval AB (Capital Goods)†	1,001	44,386
Assa Abloy AB, Class B (Capital Goods)†	1,143	35,753
Atlas Copco AB, Class A (Capital Goods)†	2,513	41,681
Epiroc AB, Class A (Capital Goods)†	1,781	34,928
Skandinaviska Enskilda Banken AB, Class A (Banks)†	2,599	36,725
		193,473
Switzerland - 8.6%
Alcon AG (Health Care Equipment & Services)	463	42,573
Nestle SA - Sponsored ADR (Food, Beverage & Tobacco)	651	61,532
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	198	61,494
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	76	27,757
		193,356
Taiwan - 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	465	88,601
United Kingdom - 2.9%
Haleon plc (Household & Personal Products)†	13,735	65,736
United States - 3.0%
Linde plc (Materials)	82	37,404
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	15	30,558
		67,962
Total Common Stocks (Cost $1,901,545)		$2,214,065

	Shares	Value
SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.67% (Money Market Funds)	44,809	$44,809

Total Short Term Investments (Cost $44,809)		$44,809

Total Investments — 100.2%
(Cost $1,946,354)		$2,258,874
Liabilities Less Other Assets - (0.2)%		(4,538)
Net Assets — 100.0%		$2,254,336

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. This security, which represents 1.3% of net assets as of October 31, 2024, is considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Carbon Transition Equity Portfolio

Portfolio of Investments (continued)

October 31, 2024

Industry	Percentage of Net Assets
Banks	13.6%
Capital Goods	14.6
Consumer Discretionary Distribution & Retail	1.3
Consumer Durables & Apparel	5.0
Financial Services	1.3
Food, Beverage & Tobacco	7.3
Health Care Equipment & Services	7.0
Household & Personal Products	5.9
Insurance	9.2
Materials	6.9
Media & Entertainment	1.4
Pharmaceuticals, Biotechnology & Life Sciences	7.9
Semiconductors & Semiconductor Equipment	7.0
Software & Services	2.2
Technology Hardware & Equipment	3.7
Telecommunication Services	1.8
Transportation	2.1
Money Market Fund	2.0
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS - 96.3%
Bangladesh - 0.9%
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,173,228	$3,948,113
Belgium - 1.1%
Lotus Bakeries NV (Food, Beverage & Tobacco)†	389	5,087,270
Canada - 1.0%
Kinaxis Inc. (Software & Services)*	39,800	4,420,348
China - 5.4%
Haitian International Holdings Ltd. (Capital Goods)†	1,159,000	3,204,650
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,188,181	2,603,561
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	114,856	3,044,479
Shanghai Hanbell Precise Machinery Co., Ltd., Class A (Capital Goods)†	1,578,482	4,081,658
TravelSky Technology Ltd., Class H (Consumer Services)†	5,654,000	7,944,596
Yantai China Pet Foods Co., Ltd., Class A (Food, Beverage & Tobacco)†	900,599	3,794,497
		24,673,441
Denmark - 1.2%
Novonesis (Novozymes), Class B (Materials)†	84,839	5,323,409
Finland - 1.6%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	150,159	7,293,133
France - 2.3%
Alten SA (Software & Services)†	56,497	4,764,151
Rubis SCA (Utilities)†	229,554	5,634,612
		10,398,763
Germany - 14.4%
Bechtle AG (Software & Services)†	162,325	5,536,441
Brenntag SE (Capital Goods)†	65,007	4,235,748
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	47,748	2,988,538
Evotec SE (Pharmaceuticals, Biotechnology & Life Sciences)*†	825,948	6,371,063
FUCHS SE (Materials)†	238,424	8,535,751
	Shares	Value
COMMON STOCKS - 96.3% (continued)
Germany - 14.4% (continued)
KWS Saat SE & Co. KGaA (Food, Beverage & Tobacco)†	127,667	$8,814,672
Nemetschek SE (Software & Services)†	46,979	5,080,216
Pfeiffer Vacuum Technology AG (Capital Goods)†	38,847	6,501,969
Scout24 SE (Media & Entertainment)^†	74,981	6,454,604
STRATEC SE (Health Care Equipment & Services)†	147,509	5,735,739
TeamViewer SE (Software & Services)*^†	342,352	4,945,787
		65,200,528
Hong Kong - 0.6%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	239,000	2,569,036
India - 4.1%
Max Financial Services Ltd. (Insurance)*†	817,276	12,458,068
SH Kelkar & Co., Ltd. (Materials)^†	1,744,458	5,986,979
		18,445,047
Indonesia - 1.1%
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	98,113,100	5,001,737
Israel - 2.3%
CyberArk Software Ltd. (Software & Services)*	37,388	10,338,530
Italy - 3.3%
DiaSorin SpA (Health Care Equipment & Services)†	46,905	5,104,133
Reply SpA (Software & Services)†	64,805	9,878,990
		14,983,123
Japan - 10.8%
Ariake Japan Co., Ltd. (Food, Beverage & Tobacco)†	198,300	6,948,310
BML Inc. (Health Care Equipment & Services)†	162,700	2,990,928
GMO Payment Gateway Inc. (Financial Services)†	131,200	7,932,693
JCU Corp. (Materials)†	204,900	4,725,346
MISUMI Group Inc. (Capital Goods)†	132,600	2,158,845
Pigeon Corp. (Household & Personal Products)†	208,600	2,252,547
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	277,900	3,323,397
SHIFT Inc. (Software & Services)*†	26,800	2,726,131

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 96.3% (continued)
Japan - 10.8% (continued)
SMS Co., Ltd. (Commercial & Professional Services)†	517,600	$5,784,746
Solasto Corp. (Health Care Equipment & Services)†	1,192,761	3,804,698
Stanley Electric Co., Ltd. (Automobiles & Components)†	385,900	6,595,406
		49,243,047
Kuwait - 0.6%
Mabanee Co. KPSC (Real Estate Management & Development)†	968,118	2,634,998
Lithuania - 2.1%
Siauliu Bankas AB (Banks)†	10,915,553	9,755,230
Malaysia - 1.6%
Dialog Group Bhd. (Energy)†	8,463,040	3,998,861
TIME dotCom Bhd. (Telecommunication Services)†	3,114,300	3,447,347
		7,446,208
Mexico - 2.6%
Grupo Herdez SAB de CV (Food, Beverage & Tobacco)	1,713,747	4,482,747
Megacable Holdings SAB de CV (Media & Entertainment)	3,401,100	7,461,870
		11,944,617
Norway - 1.0%
TOMRA Systems ASA (Capital Goods)†	328,448	4,687,162
Panama - 1.3%
Copa Holdings SA, Class A (Transportation)	59,699	5,808,713
Philippines - 1.8%
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	6,361,880	4,271,191
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	14,274,000	3,952,207
		8,223,398
Poland - 0.8%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	435,390	3,826,317
Romania - 0.6%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,177,245	2,585,580
Saudi Arabia - 0.4%
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	508,150	1,789,259
	Shares	Value
COMMON STOCKS - 96.3% (continued)
South Korea - 0.7%
Cheil Worldwide Inc. (Media & Entertainment)†	246,019	$3,275,231
Spain - 2.2%
Bankinter SA (Banks)†	605,725	4,927,387
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	3,972,665	5,019,687
		9,947,074
Sweden - 3.8%
Cellavision AB (Health Care Equipment & Services)†	302,338	6,625,048
Paradox Interactive AB (Media & Entertainment)†	200,158	3,773,317
Thule Group AB (Consumer Durables & Apparel)^†	207,609	6,944,621
		17,342,986
Switzerland - 6.3%
Belimo Holding AG, Reg S (Capital Goods)†	10,438	6,939,373
Bossard Holding AG, Class A, Reg S (Capital Goods)†	27,132	6,521,506
Burckhardt Compression Holding AG (Capital Goods)†	10,442	7,647,588
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	2,382	3,167,188
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	17,722	4,487,776
		28,763,431
Taiwan - 1.0%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	248,476	2,415,130
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	137,909	2,276,255
		4,691,385
United Kingdom - 15.6%
Airtel Africa plc (Telecommunication Services)^†	4,986,313	6,563,283
Baltic Classifieds Group plc (Media & Entertainment)†	1,275,182	5,216,797
Clarkson plc (Transportation)†	169,816	7,753,333
Cranswick plc (Food, Beverage & Tobacco)†	162,778	10,618,198
Diploma plc (Capital Goods)†	198,086	10,957,960
Grafton Group plc (Capital Goods)†	500,162	6,463,973
Rathbones Group plc (Financial Services)†	151,733	3,261,671

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 96.3% (continued)
United Kingdom - 15.6% (continued)
Rightmove plc (Media & Entertainment)†	430,298	$3,263,213
Senior plc (Capital Goods)†	5,360,444	9,237,912
YouGov plc (Media & Entertainment)†	1,304,182	7,757,555
		71,093,895
United States - 1.0%
Globant SA (Software & Services)*	20,724	4,349,760
Vietnam - 2.8%
Hoa Phat Group JSC (Materials)*†	11,818,369	12,513,077

Total Common Stocks (Cost $348,245,541)		$437,603,846

RIGHTS - 0.0%^^
Italy - 0.0%^^
Reply SpA (Software & Services)*†	64,805	3

Total Rights (Cost $0)		$3

SHORT TERM INVESTMENTS - 3.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.67% (Money Market Funds)	17,413,453	17,413,453

Total Short Term Investments (Cost $17,413,453)		$17,413,453

Total Investments — 100.1%
(Cost $365,658,994)		$455,017,302
Liabilities Less Other Assets - (0.1)%		(653,051)
Net Assets — 100.0%		$454,364,251

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 7.6%
of net assets as of October 31, 2024, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	1.5%
Banks	3.2
Capital Goods	16.4
Commercial & Professional Services	1.3
Consumer Discretionary Distribution & Retail	2.1
Consumer Durables & Apparel	2.0
Consumer Services	1.7
Consumer Staples Distribution & Retail	0.9
Energy	1.5
Financial Services	2.4
Food, Beverage & Tobacco	8.7
Health Care Equipment & Services	6.1
Household & Personal Products	0.5
Insurance	3.9
Materials	8.2
Media & Entertainment	8.1
Pharmaceuticals, Biotechnology & Life Sciences	4.0
Real Estate Management & Development	0.6
Semiconductors & Semiconductor Equipment	0.6
Software & Services	11.6
Technology Hardware & Equipment	3.5
Telecommunication Services	3.3
Transportation	3.0
Utilities	1.2
Money Market Fund	3.8
Total Investments	100.1
Liabilities Less Other Assets	(0.1)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS - 95.6%
Brazil - 4.6%
B3 SA - Brasil Bolsa Balcao (Financial Services)	2,431,100	$4,466,135
Localiza Rent a Car SA (Transportation)*	887,925	6,454,118
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	1,041,300	3,344,971
Raia Drogasil SA (Consumer Staples Distribution & Retail)	1,206,035	5,077,910
WEG SA (Capital Goods)	1,155,852	10,818,930
		30,162,064
China - 25.6%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	864,650	10,583,615
Alibaba Group Holding Ltd. - Sponsored ADR (Consumer Discretionary Distribution & Retail)	21,198	2,076,980
Baidu Inc., Class A (Media & Entertainment)*†	181,358	2,074,563
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	292,579	10,109,739
ENN Energy Holdings Ltd. (Utilities)†	511,617	3,616,607
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	2,105,500	4,613,604
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	454,531	9,235,121
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	763,405	5,538,264
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,643,500	3,352,357
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,012,449	10,156,701
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	1,848,000	11,472,178
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	783,100	6,095,585
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	246,500	9,230,763
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	886,700	6,837,553
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	280,727	3,802,217
	Shares	Value
COMMON STOCKS - 95.6% (continued)
China - 25.6% (continued)
Tencent Holdings Ltd. (Media & Entertainment)†	622,055	$32,364,153
Trip.com Group Ltd. (Consumer Services)*†	348,638	22,493,168
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	2,079,311	6,390,082
ZTO Express Cayman Inc. - ADR (Transportation)	306,499	7,083,192
		167,126,442
Czech Republic - 0.5%
Komercni banka AS (Banks)†	94,178	3,260,734
Egypt - 0.6%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	2,631,701	4,070,571
Hong Kong - 3.2%
AIA Group Ltd. (Insurance)†	1,099,485	8,748,820
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	242,879	2,610,732
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	1,984,900	2,069,901
Techtronic Industries Co., Ltd. (Capital Goods)†	524,401	7,512,113
		20,941,566
India - 14.8%
Asian Paints Ltd. (Materials)†	71,010	2,467,019
HDFC Bank Ltd. (Banks)†	1,419,391	29,169,690
HDFC Life Insurance Co., Ltd. (Insurance)^†	1,222,446	10,459,177
ICICI Bank Ltd. (Banks)†	1,099,359	16,807,325
Maruti Suzuki India Ltd. (Automobiles & Components)†	123,460	16,230,292
Tata Consultancy Services Ltd. (Software & Services)†	458,030	21,499,020
		96,632,523
Indonesia - 3.6%
Astra International Tbk PT (Capital Goods)†	19,995,700	6,480,224
Bank Central Asia Tbk PT (Banks)†	9,395,165	6,130,635
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	27,324,750	8,351,360
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	15,014,700	2,679,929
		23,642,148
Italy - 1.8%
Tenaris SA - ADR (Energy)	365,043	12,002,614

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 95.6% (continued)
Kazakhstan - 1.5%
Kaspi.KZ JSC - ADR (Financial Services)	90,170	$9,931,324
Kenya - 0.5%
Safaricom plc (Telecommunication Services)†	24,580,282	3,174,723
Mexico - 4.3%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	102,899	9,969,884
Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,394,355	9,709,162
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	3,071,410	8,445,438
		28,124,484
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	46,807	4,554,321
Poland - 1.4%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	1,053,550	9,258,863
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)‡	36,588,248	—
Saudi Arabia - 1.8%
Al Rajhi Bank (Banks)†	301,822	7,060,112
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	89,542	4,794,237
		11,854,349
South Africa - 3.4%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	241,634	5,152,795
Discovery Ltd. (Insurance)†	726,354	7,419,145
Standard Bank Group Ltd. (Banks)†	679,394	9,307,652
		21,879,592
South Korea - 4.9%
Coway Co., Ltd. (Consumer Durables & Apparel)†	78,328	3,555,558
NAVER Corp. (Media & Entertainment)†	46,518	5,653,523
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	21,392	22,581,544
		31,790,625
Taiwan - 13.8%
Airtac International Group (Capital Goods)†	339,783	9,158,498
	Shares	Value
COMMON STOCKS - 95.6% (continued)
Taiwan - 13.8% (continued)
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	122,668	$15,217,636
Delta Electronics Inc. (Technology Hardware & Equipment)†	1,020,950	12,582,759
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	708,181	11,688,873
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	923,545	5,790,790
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	1,130,527	35,550,904
		89,989,460
Thailand - 0.8%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	662,455	5,339,688
United Arab Emirates - 1.1%
Emaar Properties PJSC (Real Estate Management & Development)†	3,041,945	7,181,515
United Kingdom - 0.8%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	153,840	5,379,541
United States - 4.3%
EPAM Systems Inc. (Software & Services)*	27,641	5,214,475
Globant SA (Software & Services)*	52,178	10,951,640
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	5,816	11,848,239
		28,014,354
Vietnam - 1.6%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	3,911,600	10,270,237

Total Common Stocks (Cost $446,196,057)		$624,581,738

PREFERRED STOCKS - 1.9%
Brazil - 1.1%
Itau Unibanco Holding SA - Sponsored ADR, 3.72% (Banks)+	1,181,745	7,149,557
Colombia - 0.5%
Bancolombia SA - Sponsored ADR, 10.40% (Banks)+	109,611	3,497,687

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
PREFERRED STOCKS - 1.9% (continued)
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 3.11% (Technology Hardware & Equipment)+†	1,956	$1,702,252

Total Preferred Stocks (Cost $6,909,996)		$12,349,496

SHORT TERM INVESTMENTS - 0.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.67% (Money Market Funds)	5,100,730	5,100,730

Total Short Term Investments (Cost $5,100,730)		$5,100,730

Total Investments — 98.3%
(Cost $458,206,783)		$642,031,964
Other Assets Less Liabilities - 1.7%		10,776,455
Net Assets — 100.0%		$652,808,419

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 3.3%
of net assets as of October 31, 2024, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	2.5%
Banks	15.9
Capital Goods	10.2
Consumer Discretionary Distribution & Retail	8.6
Consumer Durables & Apparel	5.4
Consumer Services	3.4
Consumer Staples Distribution & Retail	2.9
Energy	1.8
Financial Services	2.2
Food, Beverage & Tobacco	2.6
Health Care Equipment & Services	2.2
Insurance	6.6
Materials	0.4
Media & Entertainment	6.2
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	8.8
Software & Services	5.8
Technology Hardware & Equipment	6.6
Telecommunication Services	0.9
Transportation	2.8
Utilities	0.6
Money Market Fund	0.8
Total Investments	98.3
Other Assets Less Liabilities	1.7
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS - 96.2%
Brazil - 4.6%
B3 SA - Brasil Bolsa Balcao (Financial Services)	2,167,009	$3,980,978
Localiza Rent a Car SA (Transportation)*	788,991	5,734,990
Lojas Renner SA (Consumer Discretionary Distribution & Retail)*	884,900	2,842,566
Raia Drogasil SA (Consumer Staples Distribution & Retail)	1,078,100	4,539,251
WEG SA (Capital Goods)	1,007,648	9,431,720
		26,529,505
China - 25.8%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	773,700	9,470,356
Alibaba Group Holding Ltd. - Sponsored ADR (Consumer Discretionary Distribution & Retail)	19,454	1,906,103
Baidu Inc., Class A (Media & Entertainment)*†	158,664	1,814,965
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	257,881	8,910,788
ENN Energy Holdings Ltd. (Utilities)†	434,313	3,070,147
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	2,357,934	4,063,982
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	414,750	8,426,854
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	712,426	5,168,428
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,450,500	2,958,682
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	872,815	8,755,918
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	1,634,000	10,143,690
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	694,601	5,406,716
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	217,100	8,129,812
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	780,710	6,020,239
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	263,706	3,571,681
Tencent Holdings Ltd. (Media & Entertainment)†	550,200	28,625,695
	Shares	Value
COMMON STOCKS - 96.2% (continued)
China - 25.8% (continued)
Trip.com Group Ltd. (Consumer Services)*†	312,700	$20,174,547
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	1,932,599	5,939,211
ZTO Express Cayman Inc. - ADR (Transportation)	275,365	6,363,685
		148,921,499
Czech Republic - 0.5%
Komercni banka AS (Banks)†	83,045	2,875,275
Egypt - 0.6%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	2,230,997	3,450,784
Hong Kong - 3.3%
AIA Group Ltd. (Insurance)†	1,016,271	8,086,670
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	214,745	2,308,316
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	1,769,600	1,845,381
Techtronic Industries Co., Ltd. (Capital Goods)†	463,860	6,644,856
		18,885,223
India - 14.8%
Asian Paints Ltd. (Materials)†	60,380	2,097,713
HDFC Bank Ltd. (Banks)†	1,253,121	25,752,701
HDFC Life Insurance Co., Ltd. (Insurance)^†	1,064,314	9,106,209
ICICI Bank Ltd. (Banks)†	970,766	14,841,358
Maruti Suzuki India Ltd. (Automobiles & Components)†	110,767	14,561,645
Tata Consultancy Services Ltd. (Software & Services)†	410,443	19,265,380
		85,625,006
Indonesia - 3.6%
Astra International Tbk PT (Capital Goods)†	18,054,400	5,851,086
Bank Central Asia Tbk PT (Banks)†	8,485,364	5,536,962
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	23,457,136	7,169,287
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	13,340,000	2,381,017
		20,938,352
Italy - 1.9%
Tenaris SA - ADR (Energy)	326,976	10,750,971
Kazakhstan - 1.5%
Kaspi.KZ JSC - ADR (Financial Services)	78,192	8,612,067

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 96.2% (continued)
Kenya - 0.5%
Safaricom plc (Telecommunication Services)†	23,406,273	$3,023,091
Mexico - 4.2%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	89,609	8,682,216
Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,218,474	8,484,469
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	2,652,615	7,293,879
		24,460,564
Panama - 0.7%
Copa Holdings SA, Class A (Transportation)	40,316	3,922,747
Poland - 1.4%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	920,368	8,088,426
Russia - 0.0%^^
Sberbank of Russia PJSC (Banks)‡	20,812,636	—
Saudi Arabia - 1.9%
Al Rajhi Bank (Banks)†	280,147	6,553,098
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	83,783	4,485,890
		11,038,988
South Africa - 3.4%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	227,585	4,853,203
Discovery Ltd. (Insurance)†	671,117	6,854,942
Standard Bank Group Ltd. (Banks)†	601,323	8,238,084
		19,946,229
South Korea - 4.9%
Coway Co., Ltd. (Consumer Durables & Apparel)†	69,216	3,141,935
NAVER Corp. (Media & Entertainment)†	41,587	5,054,239
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	18,894	19,944,638
		28,140,812
Taiwan - 14.0%
Airtac International Group (Capital Goods)†	312,823	8,431,819
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	110,309	13,684,435
	Shares	Value
COMMON STOCKS - 96.2% (continued)
Taiwan - 14.0% (continued)
Delta Electronics Inc. (Technology Hardware & Equipment)†	913,000	$11,252,323
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	618,846	10,214,355
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	820,146	5,142,460
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	1,012,147	31,828,290
		80,553,682
Thailand - 0.8%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	592,800	4,778,237
United Arab Emirates - 1.1%
Emaar Properties PJSC (Real Estate Management & Development)†	2,633,402	6,217,015
United Kingdom - 0.8%
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	131,559	4,600,410
United States - 4.3%
EPAM Systems Inc. (Software & Services)*	24,581	4,637,206
Globant SA (Software & Services)*	45,372	9,523,129
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	5,142	10,475,179
		24,635,514
Vietnam - 1.6%
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	3,575,400	9,387,515

Total Common Stocks (Cost $365,902,147)		$555,381,912

PREFERRED STOCKS - 1.9%
Brazil - 1.1%
Itau Unibanco Holding SA - Sponsored ADR, 3.72% (Banks)+	1,070,688	6,477,662
Colombia - 0.5%
Bancolombia SA - Sponsored ADR, 10.40% (Banks)+	96,648	3,084,038

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
PREFERRED STOCKS - 1.9% (continued)
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 3.11% (Technology Hardware & Equipment)+†	1,741	$1,515,143

Total Preferred Stocks (Cost $6,438,205)		$11,076,843

SHORT TERM INVESTMENTS - 1.1%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.67% (Money Market Funds)	6,140,782	6,140,782

Total Short Term Investments (Cost $6,140,782)		$6,140,782

Total Investments — 99.2%
(Cost $378,481,134)		$572,599,537
Other Assets Less Liabilities - 0.8%		4,428,791
Net Assets — 100.0%		$577,028,328

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 3.3%
of net assets as of October 31, 2024, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

‡	Investment categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^^	Amount is less than 0.005%.

Industry	Percentage of Net Assets
Automobiles & Components	2.5%
Banks	15.9
Capital Goods	10.4
Consumer Discretionary Distribution & Retail	8.7
Consumer Durables & Apparel	5.4
Consumer Services	3.5
Consumer Staples Distribution & Retail	2.8
Energy	1.9
Financial Services	2.2
Food, Beverage & Tobacco	2.6
Health Care Equipment & Services	2.2
Insurance	6.8
Materials	0.4
Media & Entertainment	6.2
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	8.9
Software & Services	5.8
Technology Hardware & Equipment	6.6
Telecommunication Services	0.9
Transportation	2.8
Utilities	0.5
Money Market Fund	1.1
Total Investments	99.2
Other Assets Less Liabilities	0.8
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS - 96.4%
Brazil - 4.7%
Ambev SA - ADR (Food, Beverage & Tobacco)*	12,066	$26,304
B3 SA - Brasil Bolsa Balcao (Financial Services)	8,300	15,248
Raia Drogasil SA (Consumer Staples Distribution & Retail)	8,900	37,473
WEG SA (Capital Goods)	9,200	86,113
		165,138
Egypt - 1.0%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	23,683	36,632
India - 24.0%
Asian Paints Ltd. (Materials)†	1,512	52,530
Bajaj Auto Ltd. (Automobiles & Components)†	455	53,110
HDFC Asset Management Co., Ltd. (Financial Services)^†	1,068	54,307
HDFC Bank Ltd. (Banks)†	7,582	155,816
HDFC Life Insurance Co., Ltd. (Insurance)^†	10,146	86,809
ICICI Bank Ltd. (Banks)†	9,187	140,454
Maruti Suzuki India Ltd. (Automobiles & Components)†	1,025	134,748
Tata Consultancy Services Ltd. (Software & Services)†	3,376	158,463
		836,237
Indonesia - 4.8%
Astra International Tbk PT (Capital Goods)†	143,100	46,376
Bank Central Asia Tbk PT (Banks)†	76,100	49,658
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	168,300	51,438
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	116,100	20,722
		168,194
Italy - 1.4%
Tenaris SA - ADR (Energy)	1,435	47,183
Kazakhstan - 2.3%
Kaspi.KZ JSC - ADR (Financial Services)	737	81,173
Kenya - 0.9%
Safaricom plc (Telecommunication Services)†	241,300	31,166
Mexico - 4.9%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food, Beverage & Tobacco)	691	66,951
	Shares	Value
COMMON STOCKS - 96.4% (continued)
Mexico - 4.9% (continued)
Grupo Financiero Banorte SAB de CV, Series O (Banks)	6,700	$46,653
Wal-Mart de Mexico SAB de CV (Consumer Staples Distribution & Retail)	20,300	55,819
		169,423
Panama - 0.9%
Copa Holdings SA, Class A (Transportation)	315	30,650
Peru - 0.6%
Credicorp Ltd. (Banks)	116	21,359
Philippines - 2.6%
International Container Terminal Services Inc. (Transportation)†	7,950	54,145
Jollibee Foods Corp. (Consumer Services)†	8,090	36,837
		90,982
Poland - 2.2%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	8,918	78,374
Saudi Arabia - 4.0%
Al Rajhi Bank (Banks)†	2,320	54,268
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	812	43,476
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	1,743	43,584
		141,328
South Africa - 3.1%
Clicks Group Ltd. (Consumer Staples Distribution & Retail)†	2,059	43,908
Standard Bank Group Ltd. (Banks)†	4,662	63,869
		107,777
South Korea - 8.0%
Cheil Worldwide Inc. (Media & Entertainment)†	4,408	58,684
Coway Co., Ltd. (Consumer Durables & Apparel)†	891	40,445
NAVER Corp. (Media & Entertainment)†	410	49,829
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	124	130,895
		279,853
Taiwan - 14.6%
Airtac International Group (Capital Goods)†	1,200	32,345
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	300	37,217

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 96.4% (continued)
Taiwan - 14.6% (continued)
Delta Electronics Inc. (Technology Hardware & Equipment)†	4,000	$49,298
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	8,000	50,161
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,800	339,620
		508,641
Thailand - 3.0%
Bangkok Dusit Medical Services pcl, Class F, Reg S (Health Care Equipment & Services)†	47,000	38,321
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	8,100	65,289
		103,610
United Arab Emirates - 3.7%
Agthia Group PJSC (Food, Beverage & Tobacco)†	25,666	53,006
Emaar Properties PJSC (Real Estate Management & Development)†	32,428	76,557
		129,563
United Kingdom - 3.0%
Baltic Classifieds Group plc (Media & Entertainment)†	15,165	62,040
Coca-Cola HBC AG - CDI (Food, Beverage & Tobacco)*†	1,184	41,403
		103,443
United States - 6.7%
EPAM Systems Inc. (Software & Services)*	227	42,824
Globant SA (Software & Services)*	468	98,228
MercadoLibre Inc. (Consumer Discretionary Distribution & Retail)*	45	91,673
		232,725
Total Common Stocks (Cost $2,907,744)		$3,363,451

PREFERRED STOCKS - 2.6%
Brazil - 1.8%
Itau Unibanco Holding SA - Sponsored ADR, 3.72% (Banks)+	10,229	61,886
	Shares	Value
PREFERRED STOCKS - 2.6% (continued)
Colombia - 0.8%
Bancolombia SA - Sponsored ADR, 10.40% (Banks)+	918	$29,293

Total Preferred Stocks (Cost $89,556)		$91,179

SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.67% (Money Market Funds)	70,149	70,149

Total Short Term Investments (Cost $70,149)		$70,149

Total Investments — 101.0%
(Cost $3,067,449)		$3,524,779
Liabilities Less Other Assets - (1.0)%		(34,940)
Net Assets — 100.0%		$3,489,839

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 6.3%
of net assets as of October 31, 2024, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets ex China Portfolio

Portfolio of Investments (continued)

October 31, 2024

Industry	Percentage of Net Assets
Automobiles & Components	5.4%
Banks	20.4
Capital Goods	4.7
Consumer Discretionary Distribution & Retail	4.8
Consumer Durables & Apparel	1.2
Consumer Services	1.1
Consumer Staples Distribution & Retail	4.0
Energy	1.4
Financial Services	4.3
Food, Beverage & Tobacco	5.3
Health Care Equipment & Services	4.2
Insurance	3.7
Materials	1.5
Media & Entertainment	4.9
Real Estate Management & Development	2.2
Semiconductors & Semiconductor Equipment	10.8
Software & Services	8.6
Technology Hardware & Equipment	6.6
Telecommunication Services	1.5
Transportation	2.4
Money Market Fund	2.0
Total Investments	101.0
Liabilities Less Other Assets	(1.0)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS - 98.1%
China - 84.1%
Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)†	9,400	$115,059
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	5,000	53,411
Baidu Inc., Class A (Media & Entertainment)*†	2,508	28,689
China Tower Corp., Ltd., Class H (Telecommunication Services)^†	346,000	46,657
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)†	2,540	87,767
ENN Energy Holdings Ltd. (Utilities)†	5,900	41,707
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food, Beverage & Tobacco)†	4,098	25,195
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	3,900	31,225
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	4,800	34,034
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	6,200	22,522
Haitian International Holdings Ltd. (Capital Goods)†	27,020	74,711
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	6,200	27,947
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	16,680	36,549
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	7,980	33,985
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food, Beverage & Tobacco)†	19,600	76,839
JD.com Inc., Class A (Consumer Discretionary Distribution & Retail)†	1,971	40,047
Jiangsu Hengli Hydraulic Co., Ltd., Class A (Capital Goods)†	5,800	42,077
Kweichow Moutai Co., Ltd., Class A (Food, Beverage & Tobacco)†	270	57,943
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	20,500	41,815
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	11,060	30,668
	Shares	Value
COMMON STOCKS - 98.1% (continued)
China - 84.1% (continued)
Meituan, Class B (Consumer Services)*^†	3,530	$83,381
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,900	49,156
NetEase Inc. (Media & Entertainment)†	3,300	52,940
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	12,500	77,599
Proya Cosmetics Co., Ltd., Class A (Household & Personal Products)†	4,600	61,875
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	11,200	48,787
SF Holding Co., Ltd., Class A (Transportation)†	5,500	34,498
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	15,900	42,549
Shanghai Friendess Electronic Technology Corp., Ltd., Class A (Technology Hardware & Equipment)†	1,900	50,363
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	6,600	51,374
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (Health Care Equipment & Services)†	1,500	56,171
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	7,000	53,979
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	3,440	46,592
Tencent Holdings Ltd. (Media & Entertainment)†	5,900	306,964
TravelSky Technology Ltd., Class H (Consumer Services)†	67,000	94,144
Trip.com Group Ltd. (Consumer Services)*†	2,646	170,713
Wuliangye Yibin Co., Ltd., Class A (Food, Beverage & Tobacco)†	1,100	22,688
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	7,400	22,741
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (Automobiles & Components)†	13,300	52,569
ZTO Express Cayman Inc. (Transportation)†	3,800	88,015
		2,415,945

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 98.1% (continued)
Hong Kong - 8.6%
AIA Group Ltd. (Insurance)†	11,400	$90,712
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	1,400	15,049
Budweiser Brewing Co. APAC Ltd. (Food, Beverage & Tobacco)^†	27,400	28,573
Hong Kong Exchanges & Clearing Ltd. (Financial Services)†	1,200	47,949
Techtronic Industries Co., Ltd. (Capital Goods)†	4,500	64,463
		246,746
Taiwan - 5.4%
Airtac International Group (Capital Goods)†	2,600	70,080
Delta Electronics Inc. (Technology Hardware & Equipment)†	7,000	86,272
		156,352
Total Common Stocks (Cost $3,378,874)		$2,819,043

SHORT TERM INVESTMENTS - 2.1%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.67% (Money Market Funds)	58,651	58,651

Total Short Term Investments (Cost $58,651)		$58,651

Total Investments — 100.2%
(Cost $3,437,525)		$2,877,694
Liabilities Less Other Assets - (0.2)%		(4,885)
Net Assets — 100.0%		$2,872,809

† Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
* Non-income producing security.
^ Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 7.7% of net assets as of October 31, 2024, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	4.1%
Capital Goods	16.8
Consumer Discretionary Distribution & Retail	5.4
Consumer Durables & Apparel	7.8
Consumer Services	12.1
Financial Services	1.7
Food, Beverage & Tobacco	7.4
Health Care Equipment & Services	3.6
Household & Personal Products	2.1
Insurance	5.9
Materials	1.5
Media & Entertainment	13.5
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Semiconductors & Semiconductor Equipment	3.2
Technology Hardware & Equipment	4.7
Telecommunication Services	1.6
Transportation	4.3
Utilities	1.4
Money Market Fund	2.1
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

October 31, 2024

	Shares	Value
COMMON STOCKS - 94.0%
Bangladesh - 3.7%
BRAC Bank plc (Banks)†	4,560,162	$1,961,487
GrameenPhone Ltd. (Telecommunication Services)†	297,921	783,660
Square Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,113,922	2,023,667
		4,768,814
Colombia - 2.2%
Cementos Argos SA - Sponsored ADR (Materials)#†	289,901	2,803,864
Croatia - 0.2%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	1,221	245,130
Egypt - 3.0%
Commercial International Bank Egypt - GDR, Reg S (Banks)†	2,063,992	3,192,470
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)*^†	1,484,823	742,356
		3,934,826
Indonesia - 4.8%
Astra International Tbk PT (Capital Goods)†	5,510,800	1,785,945
Bank Central Asia Tbk PT (Banks)†	4,283,800	2,795,312
Sumber Alfaria Trijaya Tbk PT (Consumer Staples Distribution & Retail)†	8,260,600	1,746,720
		6,327,977
Kazakhstan - 7.7%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	284,259	5,266,738
Kaspi.KZ JSC - ADR (Financial Services)	43,965	4,842,305
		10,109,043
Kenya - 2.6%
East African Breweries plc (Food, Beverage & Tobacco)†	409,500	579,033
Equity Group Holdings plc (Banks)†	3,915,800	1,435,833
Safaricom plc (Telecommunication Services)†	10,978,750	1,417,986
		3,432,852
Morocco - 4.6%
Attijariwafa Bank (Banks)†	35,448	1,949,638
Itissalat Al-Maghrib (Telecommunication Services)†	72,511	655,040
	Shares	Value
COMMON STOCKS - 94.0% (continued)
Morocco - 4.6% (continued)
Societe d'Exploitation des Ports (Transportation)†	71,994	$3,405,977
		6,010,655
Peru - 7.0%
Alicorp SAA (Food, Beverage & Tobacco)*	259,766	447,457
Cementos Pacasmayo SAA (Materials)	149,125	187,715
Credicorp Ltd. (Banks)	31,903	5,874,300
Ferreycorp SAA (Capital Goods)	3,303,520	2,626,358
		9,135,830
Philippines - 18.0%
Bank of the Philippine Islands (Banks)†	1,497,030	3,671,370
BDO Unibank Inc. (Banks)†	921,135	2,408,862
International Container Terminal Services Inc. (Transportation)†	741,650	5,051,132
Jollibee Foods Corp. (Consumer Services)†	617,130	2,810,090
Robinsons Retail Holdings Inc. (Consumer Staples Distribution & Retail)†	1,559,250	1,046,838
SM Prime Holdings Inc. (Real Estate Management & Development)†	7,291,800	3,839,445
Universal Robina Corp. (Food, Beverage & Tobacco)†	1,537,930	2,574,677
Wilcon Depot Inc. (Consumer Discretionary Distribution & Retail)†	7,512,900	2,080,183
		23,482,597
Poland - 2.3%
Allegro.eu SA (Consumer Discretionary Distribution & Retail)*^†	345,680	3,037,923
Romania - 5.7%
Banca Transilvania SA (Banks)†	936,685	5,788,142
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	1,370,640	1,627,699
		7,415,841
Saudi Arabia - 3.2%
Al Rajhi Bank (Banks)†	42,020	982,917
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	15,851	848,690
Jarir Marketing Co. (Consumer Discretionary Distribution & Retail)†	232,376	818,225
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	61,690	1,542,565
		4,192,397

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2024

	Shares	Value
COMMON STOCKS - 94.0% (continued)
Slovenia - 1.2%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	10,993	$1,616,830
Thailand - 1.2%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	188,800	1,521,814
United Arab Emirates - 4.0%
Agthia Group PJSC (Food, Beverage & Tobacco)†	1,132,098	2,338,055
Emaar Properties PJSC (Real Estate Management & Development)†	1,206,484	2,848,304
		5,186,359
United Kingdom - 4.2%
Airtel Africa plc (Telecommunication Services)^†	1,087,765	1,431,781
Baltic Classifieds Group plc (Media & Entertainment)†	823,424	3,368,645
Helios Towers plc (Telecommunication Services)*†	534,934	733,196
		5,533,622
United States - 5.0%
EPAM Systems Inc. (Software & Services)*	9,995	1,885,557
Globant SA (Software & Services)*	22,357	4,692,510
		6,578,067
Vietnam - 13.4%
Bank for Foreign Trade of Vietnam JSC (Banks)*†	1,317,922	4,867,215
Hoa Phat Group JSC (Materials)*†	3,196,169	3,384,046
Mobile World Investment Corp. (Consumer Discretionary Distribution & Retail)†	1,036,800	2,722,206
Sai Gon Cargo Service Corp. (Transportation)†	528,494	1,569,513
Saigon Beer Alcohol Beverage Corp. (Food, Beverage & Tobacco)†	1,053,720	2,292,603
Vietnam Dairy Products JSC (Food, Beverage & Tobacco)†	1,029,394	2,688,008
		17,523,591
Total Common Stocks (Cost $83,328,142)		$122,858,032

	Shares	Value
PREFERRED STOCKS - 1.8%
Colombia - 1.8%
Bancolombia SA - Sponsored ADR, 10.40% (Banks)+	71,610	$2,285,075

Total Preferred Stocks (Cost $1,819,077)		$2,285,075

PARTICIPATION NOTES - 0.8%
Qatar - 0.8%
Qatar National Bank, Issued by HSBC BANK PLC, Maturity Date 5/30/25 (Banks)^†	209,625	997,020

Total Participation Notes (Cost $746,370)		$997,020

SHORT TERM INVESTMENTS - 3.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 4.67% (Money Market Funds)	5,144,810	5,144,810

Total Short Term Investments (Cost $5,144,810)		$5,144,810

Total Investments — 100.5%
(Cost $91,038,399)		$131,284,937
Liabilities Less Other Assets - (0.5)%		(598,206)
Net Assets — 100.0%		$130,686,731

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures approved by and under the supervision of the Portfolio’s Board of Directors.
*	Non-income producing security.
^
Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 4.8%
of net assets as of October 31, 2024, are considered liquid and may be resold in transactions exempt from registration,
normally to qualified buyers.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments (continued)

October 31, 2024

Industry	Percentage of Net Assets
Banks	33.2%
Capital Goods	3.4
Consumer Discretionary Distribution & Retail	6.6
Consumer Services	2.2
Consumer Staples Distribution & Retail	2.1
Energy	1.3
Financial Services	3.7
Food, Beverage & Tobacco	8.3
Health Care Equipment & Services	3.0
Insurance	0.6
Materials	5.0
Media & Entertainment	2.6
Pharmaceuticals, Biotechnology & Life Sciences	2.8
Real Estate Management & Development	5.1
Software & Services	5.0
Technology Hardware & Equipment	0.2
Telecommunication Services	3.8
Transportation	7.7
Money Market Fund	3.9
Total Investments	100.5
Liabilities Less Other Assets	(0.5)
Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities

October 31, 2024

	Global Equity Portfolio	International Equity Portfolio	International Developed Markets Equity Portfolio
ASSETS:
Investments (cost $494,492,406, $8,836,692,414 and $85,545,657, respectively)	$744,535,952	$13,125,492,790	$96,728,048
Dividends and interest receivable	344,294	11,148,463	94,631
Receivable for investments sold	2,290,390	—	—
Receivable for Fund shares sold	283,701	2,900,286	12,858
Tax reclaims receivable	729,417	26,905,491	138,832
Prepaid expenses	47,213	108,171	37,846
Total Assets:	748,230,967	13,166,555,201	97,012,215
LIABILITIES:
Payable to Investment Adviser	(456,913)	(7,803,899)	(60,777)
Payable for Fund shares redeemed	(11,909,958)	(6,774,265)	(71,359)
Payable for directors’ fees and expenses	(12,134)	(221,994)	(1,696)
Payable for distribution fees	—	(103,480)	—
Other liabilities	(260,231)	(3,643,662)	(73,467)
Total Liabilities	(12,639,236)	(18,547,300)	(207,299)
Net Assets	$735,591,731	$13,148,007,901	$96,804,916
ANALYSIS OF NET ASSETS:
Paid in capital	$351,670,702	$8,134,049,008	$85,559,645
Distributable earnings	383,921,029	5,013,958,893	11,245,271
Net Assets	$735,591,731	$13,148,007,901	$96,804,916
Net Assets:
Institutional Class	$497,164,698	$10,503,765,446	$96,804,916
Institutional Class Z	212,515,848	2,422,979,880	—
Investor Class	—	221,262,575	—
Advisor Class	25,911,185	—	—
Total Shares Outstanding:
Institutional Class (500,000,000, 700,000,000 and 500,000,000, respectively, $.001 par value shares authorized)	11,389,461	384,073,414	7,130,233
Institutional Class Z (200,000,000, 300,000,000 and —, respectively, $.001 par value shares authorized)	4,859,517	88,580,808	—
Investor Class (—, 100,000,000 and —, respectively, $.001 par value shares authorized)	—	8,100,541	—
Advisor Class (400,000,000, — and —, respectively, $.001 par value shares authorized)	597,533	—	—
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$43.65	$27.35	$13.58
Institutional Class Z	43.73	27.35	—
Investor Class	—	27.31	—
Advisor Class	43.36	—	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities (continued)

October 31, 2024

	International Carbon Transition Equity Portfolio	International Small Companies Portfolio	Institutional Emerging Markets Portfolio
ASSETS:
Investments (cost $1,946,354, $365,658,994 and $458,206,783, respectively)	$2,258,874	$455,017,302	$642,031,964
Dividends and interest receivable	2,212	527,188	404,721
Foreign currency (cost $—, $2,083 and $3,741,982, respectively)	—	2,083	3,744,790
Receivable for investments sold	—	128,158	10,901,188
Receivable for Fund shares sold	—	102,682	90,524
Tax reclaims receivable	1,079	793,899	168,142
Capital gain tax refund receivable	—	—	1,133,918
Prepaid expenses	22,715	75,068	22,783
Total Assets:	2,284,880	456,646,380	658,498,030
LIABILITIES:
Payable to Investment Adviser	(1,380)	(377,853)	(674,906)
Payable for investments purchased	—	(279,879)	(1,201,549)
Payable for Fund shares redeemed	—	(157,938)	(759,034)
Payable for directors’ fees and expenses	(37)	(7,570)	(11,197)
Payable for distribution fees	—	(23,553)	—
Deferred capital gains tax	—	(1,229,827)	(2,776,561)
Other liabilities	(29,127)	(205,509)	(266,364)
Total Liabilities	(30,544)	(2,282,129)	(5,689,611)
Net Assets	$2,254,336	$454,364,251	$652,808,419
ANALYSIS OF NET ASSETS:
Paid in capital	$1,899,625	$395,635,031	$424,866,495
Distributable earnings	354,711	58,729,220	227,941,924
Net Assets	$2,254,336	$454,364,251	$652,808,419
Net Assets:
Institutional Class	$2,254,336	$320,175,452	$597,470,243
Institutional Class Z	—	104,358,694	55,338,176
Investor Class	—	29,830,105	—
Total Shares Outstanding:
Institutional Class (500,000,000, 350,000,000 and 500,000,000, respectively, $.001 par value shares authorized)	189,857	18,011,348	30,366,661
Institutional Class Z (—, 350,000,000 and 500,000,000, respectively, $.001 par value shares authorized)	—	5,863,381	2,801,773
Investor Class (—, 200,000,000 and —, respectively, $.001 par value shares authorized)	—	1,698,379	—
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$11.87	$17.78	$19.68
Institutional Class Z	—	17.80	19.75
Investor Class	—	17.56	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Assets and Liabilities (continued)

October 31, 2024

	Emerging Markets Portfolio	Emerging Markets ex China Portfolio	Chinese Equity Portfolio	Frontier Emerging Markets Portfolio
ASSETS:
Investments (cost $378,481,134, $3,067,449, $3,437,525 and $91,038,399, respectively)	$572,599,537	$3,524,779	$2,877,694	$131,284,937
Dividends and interest receivable	353,695	2,078	706	19,421
Foreign currency (cost $2,119,256, $1,449, $1,459 and $32,871, respectively)	2,121,767	1,449	1,459	32,866
Receivable for investments sold	6,445,050	—	—	—
Receivable for Fund shares sold	67,550	—	—	7,166
Tax reclaims receivable	126,711	1,102	—	3,272
Capital gain tax refund receivable	337,649	—	—	—
Prepaid expenses	17,874	19,371	28,707	41,388
Total Assets:	582,069,833	3,548,779	2,908,566	131,389,050
LIABILITIES:
Payable to Investment Adviser	(436,322)	(2,574)	(2,246)	(128,480)
Payable for investments purchased	(1,058,562)	—	—	—
Payable for Fund shares redeemed	(542,540)	—	—	(11,789)
Payable for directors’ fees and expenses	(9,707)	(56)	(52)	(2,097)
Payable for distribution fees	—	—	—	(14,410)
Deferred capital gains tax	(2,532,415)	(14,716)	—	(440,352)
Other liabilities	(461,959)	(41,594)	(33,459)	(105,191)
Total Liabilities	(5,041,505)	(58,940)	(35,757)	(702,319)
Net Assets	$577,028,328	$3,489,839	$2,872,809	$130,686,731
ANALYSIS OF NET ASSETS:
Paid in capital	$325,078,990	$3,078,233	$5,164,262	$205,164,553
Distributable earnings	251,949,338	411,606	(2,291,453)	(74,477,822)
Net Assets	$577,028,328	$3,489,839	$2,872,809	$130,686,731
Net Assets:
Institutional Class	$—	$3,489,839	$2,872,809	$61,849,601
Institutional Class Z	—	—	—	63,436,381
Investor Class	—	—	—	5,400,749
Advisor Class	577,028,328	—	—	—
Total Shares Outstanding:
Institutional Class (—, 500,000,000, 500,000,000 and 400,000,000, respectively, $.001 par value shares authorized)	—	309,755	522,809	7,481,351
Institutional Class Z (—, —, — and 200,000,000, respectively, $.001 par value shares authorized)	—	—	—	7,574,898
Investor Class (—, —, — and 400,000,000, respectively, $.001 par value shares authorized)	—	—	—	656,038
Advisor Class (500,000,000, —, — and —, respectively, $.001 par value shares authorized)	13,287,130	—	—	—
Net Asset Value, Offering Price and Redemption Price Per Share:
Institutional Class	$—	$11.27	$5.49	$8.27
Institutional Class Z	—	—	—	8.37
Investor Class	—	—	—	8.23
Advisor Class	43.43	—	—	—

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations

For the Fiscal Year Ended October 31, 2024

	Global Equity Portfolio	International Equity Portfolio	International Developed Markets Equity Portfolio	International Carbon Transition Equity Portfolio
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $247,644, $32,105,904, $249,638 and $7,387, respectively)	$10,830,467	$372,679,957	$2,395,176	$53,834
Total investment income	10,830,467	372,679,957	2,395,176	53,834
EXPENSES
Investment advisory fees (Note 3)	6,797,796	95,192,018	690,950	15,191
Administration fees (Note 3)	161,796	2,296,393	26,894	11,349
Distribution fees, Investor Class	—	555,983	—	—
Custody and accounting fees (Note 3)	72,532	1,788,458	17,012	4,125
Directors’ fees and expenses	53,714	826,481	5,793	115
Transfer agent fees and expenses (Note 3)	4,874	174,333	781	244
Printing and postage fees	24,615	463,403	25,755	2,034
State registration filing fees	53,518	121,087	27,930	24,820
Professional fees	119,469	480,872	48,783	32,393
Shareholder servicing fees (Note 3)	731,213	11,880,288	114,550	126
Compliance officers’ fees and expenses (Note 3)	3,881	59,654	419	8
Offering fees	—	—	—	18,405
Other fees and expenses	90,029	1,048,991	11,173	4,208
Total Expenses	8,113,437	114,887,961	970,040	113,018
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(135,578)	(24,192)	(186,515)	(95,788)
Net expenses	7,977,859	114,863,769	783,525	17,230
Net investment income	2,852,608	257,816,188	1,611,651	36,604
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investment transactions	173,822,980	666,420,467	(813,217)	10,993
Foreign currency transactions	(41,806)	(1,145,112)	(7,599)	(1)
Net realized gain (loss)	173,781,174	665,275,355	(820,816)	10,992
Change in unrealized appreciation (depreciation)
Investments (net of increase (decrease) in deferred foreign taxes of $—, $—, $— and $—, respectively)	76,553,582	1,882,612,883	17,782,125	376,035
Translation of assets and liabilities denominated in foreign currencies	23,465	164,516	(465)	(38)
Net change in unrealized appreciation	76,577,047	1,882,777,399	17,781,660	375,997
Net realized and unrealized gain	250,358,221	2,548,052,754	16,960,844	386,989
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$253,210,829	$2,805,868,942	$18,572,495	$423,593

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2024

	International Small Companies Portfolio	Institutional Emerging Markets Portfolio	Emerging Markets Portfolio	Emerging Markets ex China Portfolio	Chinese Equity Portfolio
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $985,456, $2,511,278, $1,942,173, $10,616 and $3,716, respectively)	$11,136,654	$29,219,452	$21,764,494	$89,271	$64,947
Total investment income	11,136,654	29,219,452	21,764,494	89,271	64,947
EXPENSES
Investment advisory fees (Note 3)	4,795,744	11,561,851	7,945,956	33,515	25,244
Administration fees (Note 3)	94,269	212,248	149,546	11,588	11,444
Distribution fees, Investor Class	77,419	—	—	—	—
Custody and accounting fees (Note 3)	160,726	516,489	340,345	16,057	7,738
Directors’ fees and expenses	29,140	71,117	49,556	219	144
Transfer agent fees and expenses (Note 3)	6,468	8,250	17,421	420	654
Printing and postage fees	66,374	86,287	148,808	2,020	2,087
State registration filing fees	71,640	51,012	39,370	20,425	20,735
Professional fees	111,320	141,949	147,230	57,646	42,631
Shareholder servicing fees (Note 3)	456,499	1,460,033	1,462,927	176	118
Compliance officers’ fees and expenses (Note 3)	2,109	5,165	3,605	15	12
Other fees and expenses	48,005	200,454	92,633	4,419	4,265
Total Expenses	5,919,713	14,314,855	10,397,397	146,500	115,072
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(279,223)	(1,266,290)	—	(108,167)	(83,386)
Net expenses	5,640,490	13,048,565	10,397,397	38,333	31,686
Net investment income	5,496,164	16,170,887	11,367,097	50,938	33,261
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investment transactions	(330,801)	167,744,386	114,722,516	(52,395)	(634,937)
Foreign currency transactions	(102,755)	(404,584)	(210,985)	(2,513)	(309)
Net realized gain (loss)	(433,556)	167,339,802	114,511,531	(54,908)	(635,246)
Change in unrealized appreciation (depreciation)
Investments (net of increase (decrease) in deferred foreign taxes of $(917,470), $1,815,885, $(547,859), $(13,890) and $—, respectively)	67,411,975	48,732,874	11,938,011	550,970	819,067
Translation of assets and liabilities denominated in foreign currencies	15,661	(487,331)	(205,679)	178	8
Net change in unrealized appreciation	67,427,636	48,245,543	11,732,332	551,148	819,075
Net realized and unrealized gain	66,994,080	215,585,345	126,243,863	496,240	183,829
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$72,490,244	$231,756,232	$137,610,960	$547,178	$217,090

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Operations (continued)

For the Fiscal Year Ended October 31, 2024

Frontier Emerging Markets Portfolio
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $372,975)	$4,843,421
Total investment income	4,843,421
EXPENSES
Investment advisory fees (Note 3)	1,672,702
Administration fees (Note 3)	34,017
Distribution fees, Investor Class	14,299
Custody and accounting fees (Note 3)	119,440
Directors’ fees and expenses	7,586
Transfer agent fees and expenses (Note 3)	1,822
Printing and postage fees	20,497
State registration filing fees	53,302
Professional fees	82,990
Shareholder servicing fees (Note 3)	43,722
Compliance officers’ fees and expenses (Note 3)	550
Other fees and expenses	20,581
Total Expenses	2,071,508
Less Waiver of investment advisory fee and/or reimbursement of other operating expenses (Note 3)	(153,354)
Net expenses	1,918,154
Net investment income	2,925,267
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss)
Investment transactions	2,426,553
Foreign currency transactions	(909,230)
Net realized gain	1,517,323
Change in unrealized appreciation (depreciation)
Investments (net of increase (decrease) in deferred foreign taxes of $(123,672))	24,824,974
Translation of assets and liabilities denominated in foreign currencies	246,271
Net change in unrealized appreciation	25,071,245
Net realized and unrealized gain	26,588,568
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$29,513,835

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets

For the Fiscal Years Ended October 31

	Global Equity Portfolio		International Equity Portfolio
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,852,608	$2,126,756	$257,816,188	$250,201,490
Net realized gain on investments and foreign currency transactions	173,781,174	2,829,881	665,275,355	518,611,712
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	76,577,047	100,630,532	1,882,777,399	901,629,479
Net increase in net assets resulting from operations	253,210,829	105,587,169	2,805,868,942	1,670,442,681
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(3,900,018)	—	(443,283,182)	(291,376,281)
Institutional Class Z	(1,638,342)	—	(93,500,543)	(77,244,336)
Investor Class	—	—	(7,771,654)	(4,286,407)
Advisor Class	(74,460)	—	—	—
Total distributions to shareholders	(5,612,820)	—	(544,555,379)	(372,907,024)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(348,383,122)	(164,183,712)	(1,993,400,253)	(1,475,475,402)
Institutional Class Z	(103,620,221)	(6,521,467)	(125,668,836)	(813,875,038)
Investor Class	—	—	(15,759,711)	(12,111,605)
Advisor Class	(3,926,803)	(6,172,474)	—	—
Net Decrease in net assets from portfolio share transactions	(455,930,146)	(176,877,653)	(2,134,828,800)	(2,301,462,045)
NET INCREASE (DECREASE) IN NET ASSETS	(208,332,137)	(71,290,484)	126,484,763	(1,003,926,388)
NET ASSETS
At beginning of year	943,923,868	1,015,214,352	13,021,523,138	14,025,449,526
At end of year	$735,591,731	$943,923,868	$13,148,007,901	$13,021,523,138

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Fiscal Years Ended October 31

	International Developed Markets Equity Portfolio		International Carbon Transition Equity Portfolio
	2024	2023	2024	2023(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,611,651	$1,451,517	$36,604	$28,591
Net realized gain (loss) on investments and foreign currency transactions	(820,816)	(644,420)	10,992	3,470
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	17,781,660	(6,662,574)	375,997	(63,547)
Net increase (decrease) in net assets resulting from operations	18,572,495	(5,855,477)	423,593	(31,486)
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,531,614)	(7,551)	(39,393)	—
Total distributions to shareholders	(1,531,614)	(7,551)	(39,393)	—
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(2,822,906)	86,463,320	38,182	1,863,440
Net Increase (Decrease) in net assets from portfolio share transactions	(2,822,906)	86,463,320	38,182	1,863,440
NET INCREASE IN NET ASSETS	14,217,975	80,600,292	422,382	1,831,954
NET ASSETS
At beginning of year	82,586,941	1,986,649	1,831,954	—
At end of year	$96,804,916	$82,586,941	$2,254,336	$1,831,954

(1)	For the period from December 21, 2022 (commencement of operations) through October 31, 2023.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Fiscal Years Ended October 31

	International Small Companies Portfolio		Institutional Emerging Markets Portfolio		Emerging Markets Portfolio
	2024	2023	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,496,164	$6,104,090	$16,170,887	$32,448,517	$11,367,097	$14,754,941
Net realized gain (loss) on investments and foreign currency transactions	(433,556)	(21,501,871)	167,339,802	42,833,238	114,511,531	64,776,638
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	67,427,636	38,883,867	48,245,543	154,917,054	11,732,332	40,225,194
Net increase in net assets resulting from operations	72,490,244	23,486,086	231,756,232	230,198,809	137,610,960	119,756,773
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(4,224,880)	(10,710,704)	(24,097,827)	(21,847,333)	—	—
Institutional Class Z	(1,615,886)	—	(2,219,302)	(4,194,883)	—	—
Investor Class	(329,479)	(580,279)	—	—	—	—
Advisor Class	—	—	—	—	(31,151,772)	(112,892,181)
Total distributions to shareholders	(6,170,245)	(11,290,983)	(26,317,129)	(26,042,216)	(31,151,772)	(112,892,181)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(59,814,217)	(147,004,278)	(1,300,168,650)	(758,744,919)	—	—
Institutional Class Z	(18,976,786)	119,270,185	(112,120,292)	(250,166,242)	—	—
Investor Class	(2,633,989)	(2,976,881)	—	—	—	—
Advisor Class	—	—	—	—	(529,423,123)	(404,633,344)
Net Decrease in net assets from portfolio share transactions	(81,424,992)	(30,710,974)	(1,412,288,942)	(1,008,911,161)	(529,423,123)	(404,633,344)
NET DECREASE IN NET ASSETS	(15,104,993)	(18,515,871)	(1,206,849,839)	(804,754,568)	(422,963,935)	(397,768,752)
NET ASSETS
At beginning of year	469,469,244	487,985,115	1,859,658,258	2,664,412,826	999,992,263	1,397,761,015
At end of year	$454,364,251	$469,469,244	$652,808,419	$1,859,658,258	$577,028,328	$999,992,263

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Fiscal Years Ended October 31

	Emerging Markets ex China Portfolio		Chinese Equity Portfolio
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$50,938	$59,143	$33,261	$10,451
Net realized gain (loss) on investments and foreign currency transactions	(54,908)	41,440	(635,246)	(333,986)
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	551,148	(32,591)	819,075	428,702
Net increase in net assets resulting from operations	547,178	67,992	217,090	105,167
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(122,956)	(13,981)	(19,123)	(12,320)
Total distributions to shareholders	(122,956)	(13,981)	(19,123)	(12,320)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(241,007)	213,780	(8,322)	(10,019)
Net Increase (Decrease) in net assets from portfolio share transactions	(241,007)	213,780	(8,322)	(10,019)
NET INCREASE IN NET ASSETS	183,215	267,791	189,645	82,828
NET ASSETS
At beginning of year	3,306,624	3,038,833	2,683,164	2,600,336
At end of year	$3,489,839	$3,306,624	$2,872,809	$2,683,164

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Statements of Changes in Net Assets (continued)

For the Fiscal Years Ended October 31

	Frontier Emerging Markets Portfolio
	2024	2023
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,925,267	$3,099,994
Net realized gain (loss) on investments and foreign currency transactions	1,517,323	(6,228,630)
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	25,071,245	6,694,755
Net increase in net assets resulting from operations	29,513,835	3,566,119
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(1,090,567)	(1,647,905)
Institutional Class Z	(1,110,072)	(2,158,160)
Investor Class	(89,444)	(116,298)
Total distributions to shareholders	(2,290,083)	(3,922,363)
TRANSACTIONS IN SHARES OF COMMON STOCK
Institutional Class	(8,658,222)	(16,951,715)
Institutional Class Z	(1,256,590)	(38,536,510)
Investor Class	(1,560,290)	(901,626)
Net Decrease in net assets from portfolio share transactions	(11,475,102)	(56,389,851)
NET INCREASE (DECREASE) IN NET ASSETS	15,748,650	(56,746,095)
NET ASSETS
At beginning of year	114,938,081	171,684,176
At end of year	$130,686,731	$114,938,081

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights

For the Fiscal Years Ended October 31

	Global Equity Portfolio Institutional Class
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$33.96	$30.85	$53.93	$42.41	$35.38
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.12	0.06	(0.04)	(0.14)	(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	9.78	3.05	(15.63)	14.30	7.33
Net increase (decrease) from investment operations	9.90	3.11	(15.67)	14.16	7.27
Distributions to Shareholders from:
Net investment income	(0.12)	—	—	—	(0.24)
Net realized gain from investments	(0.09)	—	(7.41)	(2.64)	—
Total distributions	(0.21)	—	(7.41)	(2.64)	(0.24)
Net asset value, end of year	$43.65	$33.96	$30.85	$53.93	$42.41
Total Return	29.22%	10.08%	(33.35)%	34.57%	20.63%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$497,165	$668,735	$753,480	$1,354,918	$1,043,741
Expenses to average net assets	0.90%	0.89%	0.85%	0.88%	0.92%
Expenses to average net assets (net of fees waived/reimbursed)	0.89%	0.89%	0.85%	0.88%	0.92%
Net investment income (loss) to average net assets	0.30%	0.19%	(0.10)%	(0.28)%	(0.15)%
Portfolio turnover rate	27%	28%	37%	59%	63%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Global Equity Portfolio Institutional Class Z
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$34.02	$30.88	$53.95	$42.39	$35.36
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.15	0.11	(0.02)	(0.10)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	9.81	3.03	(15.64)	14.30	7.31
Net increase (decrease) from investment operations	9.96	3.14	(15.66)	14.20	7.29
Distributions to Shareholders from:
Net investment income	(0.16)	—	—	—	(0.26)
Net realized gain from investments	(0.09)	—	(7.41)	(2.64)	—
Total distributions	(0.25)	—	(7.41)	(2.64)	(0.26)
Net asset value, end of year	$43.73	$34.02	$30.88	$53.95	$42.39
Total Return	29.37%	10.17%	(33.31)%	34.66%	20.76%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$212,516	$251,781	$234,800	$379,781	$289,320
Expenses to average net assets	0.80%	0.81%	0.79%	0.81%	0.85%
Expenses to average net assets (net of fees waived/reimbursed)	0.78%	0.80%	0.79%	0.80%	0.84%
Net investment income (loss) to average net assets	0.37%	0.29%	(0.04)%	(0.20)%	(0.05)%
Portfolio turnover rate	27%	28%	37%	59%	63%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Global Equity Portfolio Advisor Class
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$33.73	$30.70	$53.82	$42.41	$35.30
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(1)	0.01	(0.01)	(0.11)	(0.24)	(0.12)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	9.73	3.04	(15.60)	14.29	7.33
Net increase (decrease) from investment operations	9.74	3.03	(15.71)	14.05	7.21
Distributions to Shareholders from:
Net investment income	(0.02)	—	—	—	(0.10)
Net realized gain from investments	(0.09)	—	(7.41)	(2.64)	—
Total distributions	(0.11)	—	(7.41)	(2.64)	(0.10)
Net asset value, end of year	$43.36	$33.73	$30.70	$53.82	$42.41
Total Return	28.91%	9.87%	(33.50)%	34.28%	20.47%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$25,911	$23,408	$26,934	$53,483	$53,112
Expenses to average net assets	1.11%	1.12%	1.05%	1.09%	1.11%
Expenses to average net assets (net of fees waived/reimbursed)	1.11%	1.12%	1.05%	1.09%	1.11%
Net investment income (loss) to average net assets	0.03%	(0.04)%	(0.30)%	(0.48)%	(0.32)%
Portfolio turnover rate	27%	28%	37%	59%	63%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Equity Portfolio Institutional Class
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$23.26	$21.42	$30.69	$23.76	$22.72
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.48	0.40	0.41	0.34	0.23
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.59	2.03	(8.93)	6.80	1.19
Net increase (decrease) from investment operations	5.07	2.43	(8.52)	7.14	1.42
Distributions to Shareholders from:
Net investment income	(0.51)	(0.59)	(0.43)	(0.21)	(0.38)
Net realized gain from investments	(0.47)	—	(0.32)	—	—
Total distributions	(0.98)	(0.59)	(0.75)	(0.21)	(0.38)
Net asset value, end of year	$27.35	$23.26	$21.42	$30.69	$23.76
Total Return	22.10%	11.22%	(28.42)%	30.16%	6.25%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$10,503,765	$10,656,826	$11,113,757	$18,268,498	$13,596,900
Expenses to average net assets	0.82%	0.81%	0.79%	0.80%	0.81%
Expenses to average net assets (net of fees waived/reimbursed)	0.82%	0.81%	0.79%	0.80%	0.81%
Net investment income to average net assets	1.80%	1.61%	1.58%	1.17%	1.01%
Portfolio turnover rate	22%	18%	16%	14%	17%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Equity Portfolio Institutional Class Z
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$23.26	$21.42	$30.69	$23.76	$22.72
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.51	0.43	0.43	0.37	0.25
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.59	2.02	(8.93)	6.79	1.18
Net increase (decrease) from investment operations	5.10	2.45	(8.50)	7.16	1.43
Distributions to Shareholders from:
Net investment income	(0.54)	(0.61)	(0.45)	(0.23)	(0.39)
Net realized gain from investments	(0.47)	—	(0.32)	—	—
Total distributions	(1.01)	(0.61)	(0.77)	(0.23)	(0.39)
Net asset value, end of year	$27.35	$23.26	$21.42	$30.69	$23.76
Total Return	22.21%	11.32%	(28.36)%	30.25%	6.32%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,422,980	$2,162,679	$2,715,026	$3,235,428	$2,165,343
Expenses to average net assets	0.72%	0.72%	0.71%	0.72%	0.73%
Expenses to average net assets (net of fees waived/reimbursed)	0.72%	0.72%	0.71%	0.72%	0.73%
Net investment income to average net assets	1.92%	1.73%	1.71%	1.25%	1.08%
Portfolio turnover rate	22%	18%	16%	14%	17%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Equity Portfolio Investor Class
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$23.23	$21.37	$30.61	$23.70	$22.66
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.39	0.32	0.33	0.24	0.16
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	4.59	2.02	(8.92)	6.80	1.18
Net increase (decrease) from investment operations	4.98	2.34	(8.59)	7.04	1.34
Distributions to Shareholders from:
Net investment income	(0.43)	(0.48)	(0.33)	(0.13)	(0.30)
Net realized gain from investments	(0.47)	—	(0.32)	—	—
Total distributions	(0.90)	(0.48)	(0.65)	(0.13)	(0.30)
Net asset value, end of year	$27.31	$23.23	$21.37	$30.61	$23.70
Total Return	21.69%	10.85%	(28.63)%	29.74%	5.91%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$221,263	$202,018	$196,666	$408,864	$337,348
Expenses to average net assets	1.14%	1.14%	1.10%	1.12%	1.13%
Expenses to average net assets (net of fees waived/reimbursed)	1.14%	1.14%	1.10%	1.12%	1.13%
Net investment income to average net assets	1.48%	1.27%	1.28%	0.83%	0.69%
Portfolio turnover rate	22%	18%	16%	14%	17%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Developed Markets Equity Portfolio Institutional Class
	2024	2023	2022(1)
Net asset value, beginning of year	$11.30	$10.34	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.21	0.24	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.28	0.76	0.33
Net increase (decrease) from investment operations	2.49	1.00	0.34
Distributions to Shareholders from:
Net investment income	(0.21)	(0.02)	—
Net realized gain from investments	—	(0.02)	—
Total distributions	(0.21)	(0.04)	—
Net asset value, end of year	$13.58	$11.30	$10.34
Total Return	22.17%	9.64%	3.40%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$96,805	$82,587	$1,987
Expenses to average net assets	0.98%	1.09%	23.52%(B)
Expenses to average net assets (net of fees waived/reimbursed)	0.79%	0.80%	0.80%(B)
Net investment income to average net assets	1.63%	1.96%	1.00%(B)
Portfolio turnover rate	28%	25%	3%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from September 28, 2022 (commencement of operations) through October 31, 2022.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Carbon Transition Equity Portfolio Institutional Class
	2024	2023(1)
Net asset value, beginning of year	$9.83	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.19	0.18
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.06	(0.35)
Net increase (decrease) from investment operations	2.25	(0.17)
Distributions to Shareholders from:
Net investment income	(0.19)	—
Net realized gain from investments	(0.02)	—
Total distributions	(0.21)	—
Net asset value, end of year	$11.87	$9.83
Total Return	23.06%	(1.70)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,254	$1,832
Expenses to average net assets	5.21%	9.19%(B)
Expenses to average net assets (net of fees waived/reimbursed)	0.79%	0.80%(B)
Net investment income to average net assets	1.69%	1.66%(B)
Portfolio turnover rate	18%	20%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from December 21, 2022 (commencement of operations) through October 31, 2023.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Small Companies Portfolio Institutional Class
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.56	$15.20	$22.80	$17.14	$15.64
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.19	0.19	0.15	0.06	0.08
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.23	0.52	(7.07)	5.63	1.53
Net increase (decrease) from investment operations	2.42	0.71	(6.92)	5.69	1.61
Distributions to Shareholders from:
Net investment income	(0.20)	(0.12)	(0.07)	(0.03)	(0.11)
Net realized gain from investments	—	(0.23)	(0.61)	—	—
Total distributions	(0.20)	(0.35)	(0.68)	(0.03)	(0.11)
Net asset value, end of year	$17.78	$15.56	$15.20	$22.80	$17.14
Total Return	15.57%	4.51%	(31.20)%	33.16%	10.34%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$320,175	$332,794	$457,624	$549,895	$337,166
Expenses to average net assets	1.18%	1.15%	1.11%	1.16%	1.34%
Expenses to average net assets (net of fees waived/reimbursed)	1.14%	1.15%	1.11%	1.14%	1.15%
Net investment income to average net assets	1.07%	1.11%	0.84%	0.29%	0.50%
Portfolio turnover rate	17%	37%	24%	13%	30%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Small Companies Portfolio Institutional Class Z
	2024	2023(1)
Net asset value, beginning of year	$15.58	$17.03
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.21	0.24
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.24	(1.69)
Net increase (decrease) from investment operations	2.45	(1.45)
Distributions to Shareholders from:
Net investment income	(0.23)	—
Net asset value, end of year	$17.80	$15.58
Total Return	15.73%	(8.51)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$104,359	$108,249
Expenses to average net assets	1.07%	1.14%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.00%	1.01%(B)
Net investment income to average net assets	1.21%	1.41%(B)
Portfolio turnover rate	17%	37%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from April 4, 2023 (commencement of class) through October 31, 2023.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	International Small Companies Portfolio Investor Class
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$15.38	$15.00	$22.51	$16.94	$15.48
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.16	0.16	0.10	—(2)	0.04
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.20	0.52	(6.99)	5.58	1.51
Net increase (decrease) from investment operations	2.36	0.68	(6.89)	5.58	1.55
Distributions to Shareholders from:
Net investment income	(0.18)	(0.06)	(0.01)	(0.01)	(0.09)
Net realized gain from investments	—	(0.24)	(0.61)	—	—
Total distributions	(0.18)	(0.30)	(0.62)	(0.01)	(0.09)
Net asset value, end of year	$17.56	$15.38	$15.00	$22.51	$16.94
Total Return	15.34%	4.35%	(31.39)%	32.84%	10.07%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$29,830	$28,426	$30,361	$49,757	$39,696
Expenses to average net assets	1.50%	1.50%	1.44%	1.50%	1.67%
Expenses to average net assets (net of fees waived/reimbursed)	1.29%	1.30%	1.37%	1.40%	1.40%
Net investment income to average net assets	0.91%	0.97%	0.54%	0.01%	0.28%
Portfolio turnover rate	17%	37%	24%	13%	30%

(1)	Net investment income per share was calculated using the average shares outstanding method.
(2)	Amount was less than $0.005 per share.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Institutional Emerging Markets Portfolio Institutional Class (Formerly Class I)
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.78	$15.97	$25.59	$21.23	$21.25
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.23	0.24	0.19	0.09	0.12
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.93	0.74	(9.63)	4.37	0.19
Net increase (decrease) from investment operations	3.16	0.98	(9.44)	4.46	0.31
Distributions to Shareholders from:
Net investment income	(0.26)	(0.17)	(0.18)	(0.10)	(0.33)
Net asset value, end of year	$19.68	$16.78	$15.97	$25.59	$21.23
Total Return	18.95%	6.07%	(37.14)%	21.03%	1.38%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$597,470	$1,709,335	$2,302,000	$5,774,486	$4,847,707
Expenses to average net assets	1.16%	1.16%	1.12%	1.22%	1.28%
Expenses to average net assets (net of fees waived/reimbursed)	1.06%	1.09%	1.10%	1.15%	1.28%
Net investment income to average net assets	1.28%	1.32%	0.91%	0.33%	0.59%
Portfolio turnover rate	30%	27%	24%	13%	23%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Institutional Emerging Markets Portfolio Institutional Class Z (Formerly Class II)
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$16.83	$16.02	$25.65	$21.28	$21.28
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.27	0.24	0.21	0.11	0.15
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	2.91	0.76	(9.66)	4.38	0.20
Net increase (decrease) from investment operations	3.18	1.00	(9.45)	4.49	0.35
Distributions to Shareholders from:
Net investment income	(0.26)	(0.19)	(0.18)	(0.12)	(0.35)
Net asset value, end of year	$19.75	$16.83	$16.02	$25.65	$21.28
Total Return	19.07%	6.15%	(37.07)%	21.11%	1.55%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$55,338	$150,323	$362,413	$719,400	$626,632
Expenses to average net assets	1.05%	1.07%	1.04%	1.13%	1.19%
Expenses to average net assets (net of fees waived/reimbursed)	0.95%	0.99%	1.00%	1.07%	1.11%
Net investment income to average net assets	1.45%	1.34%	1.04%	0.41%	0.76%
Portfolio turnover rate	30%	27%	24%	13%	23%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Emerging Markets Portfolio Advisor Class
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$37.92	$38.69	$66.93	$55.48	$55.65
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.54	0.49	0.44	0.12	0.26
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	6.25	2.20	(23.60)	11.55	0.40
Net increase (decrease) from investment operations	6.79	2.69	(23.16)	11.67	0.66
Distributions to Shareholders from:
Net investment income	(0.59)	(0.34)	(0.36)	(0.22)	(0.83)
Net realized gain from investments	(0.69)	(3.12)	(4.72)	—	—
Total distributions	(1.28)	(3.46)	(5.08)	(0.22)	(0.83)
Net asset value, end of year	$43.43	$37.92	$38.69	$66.93	$55.48
Total Return	18.18%	6.53%	(37.18)%	21.04%	1.11%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$577,028	$999,992	$1,397,761	$3,813,331	$3,739,209
Expenses to average net assets	1.21%	1.23%	1.19%	1.31%	1.36%
Expenses to average net assets (net of fees waived/reimbursed)	1.21%	1.23%	1.19%	1.28%	1.36%
Net investment income to average net assets	1.32%	1.18%	0.87%	0.18%	0.49%
Portfolio turnover rate	32%	31%	33%	15%	18%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Emerging Markets ex China Portfolio Institutional Class
	2024	2023	2022(1)
Net asset value, beginning of year	$9.95	$9.77	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income(2)	0.16	0.19	0.01
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.53	0.03	(0.24)
Net increase (decrease) from investment operations	1.69	0.22	(0.23)
Distributions to Shareholders from:
Net investment income	(0.19)	(0.04)	—
Net realized gain from investments	(0.18)	—	—
Total distributions	(0.37)	(0.04)	—
Net asset value, end of year	$11.27	$9.95	$9.77
Total Return	17.05%	2.30%	(2.30)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,490	$3,307	$3,039
Expenses to average net assets	4.01%	5.71%	13.55%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.05%	1.08%	1.10%(B)
Net investment income to average net assets	1.39%	1.75%	0.99%(B)
Portfolio turnover rate	42%	25%	1%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from September 14, 2022 (commencement of operations) through October 31, 2022.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Chinese Equity Portfolio Institutional Class
	2024	2023	2022	2021(1)
Net asset value, beginning of year	$5.21	$5.02	$9.36	$10.00
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)(2)	0.06	0.02	0.02	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	0.26	0.19	(4.33)	(0.62)
Net increase (decrease) from investment operations	0.32	0.21	(4.31)	(0.64)
Distributions to Shareholders from:
Net investment income	(0.04)	(0.02)	(0.03)	—
Net asset value, end of year	$5.49	$5.21	$5.02	$9.36
Total Return	6.15%	4.18%	(46.20)%	(6.40)%(A)
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,873	$2,683	$2,600	$3,942
Expenses to average net assets	4.18%	4.15%	4.01%	7.00%(B)
Expenses to average net assets (net of fees waived/reimbursed)	1.15%	1.15%	1.15%	1.15%(B)
Net investment income (loss) to average net assets	1.21%	0.33%	0.27%	(0.23)%(B)
Portfolio turnover rate	31%	24%	42%	17%(A)

(A)	Not Annualized.
(B)	Annualized.
(1)	For the period from December 16, 2020 (commencement of operations) through October 31, 2021.
(2)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Frontier Emerging Markets Portfolio Institutional Class (Formerly Class I)
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.68	$6.80	$8.97	$6.92	$7.80
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.16	0.15	0.14	0.06	0.10
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.56	(0.11)	(2.24)	2.12	(0.82)
Net increase (decrease) from investment operations	1.72	0.04	(2.10)	2.18	(0.72)
Distributions to Shareholders from:
Net investment income	(0.13)	(0.16)	(0.07)	(0.13)	(0.16)
Net asset value, end of year	$8.27	$6.68	$6.80	$8.97	$6.92
Total Return	26.00%	0.41%	(23.56)%	31.74%	(9.50)%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$61,850	$57,367	$74,804	$96,905	$73,376
Expenses to average net assets	1.58%	1.74%	1.60%	1.64%	1.68%
Expenses to average net assets (net of fees waived/reimbursed)	1.58%	1.74%	1.60%	1.64%	1.68%
Net investment income to average net assets	2.11%	2.16%	1.85%	0.75%	1.44%
Portfolio turnover rate	16%	26%	18%	30%	21%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Frontier Emerging Markets Portfolio Institutional Class Z (Formerly Class II)
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.76	$6.85	$9.03	$6.95	$7.82
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.19	0.17	0.17	0.09	0.14
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.56	(0.10)	(2.27)	2.13	(0.84)
Net increase (decrease) from investment operations	1.75	0.07	(2.10)	2.22	(0.70)
Distributions to Shareholders from:
Net investment income	(0.14)	(0.16)	(0.08)	(0.14)	(0.17)
Net asset value, end of year	$8.37	$6.76	$6.85	$9.03	$6.95
Total Return	26.13%	0.97%	(23.44)%	32.18%	(9.26)%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$63,436	$51,828	$90,188	$117,689	$116,911
Expenses to average net assets	1.52%	1.65%	1.52%	1.55%	1.60%
Expenses to average net assets (net of fees waived/reimbursed)	1.31%	1.35%	1.35%	1.35%	1.35%
Net investment income to average net assets	2.42%	2.45%	2.13%	1.05%	1.95%
Portfolio turnover rate	16%	26%	18%	30%	21%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Financial Highlights (continued)

For the Fiscal Years Ended October 31

	Frontier Emerging Markets Portfolio Investor Class
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$6.66	$6.76	$8.92	$6.88	$7.75
Increase (Decrease) in Net Assets from Operations
Net investment income(1)	0.13	0.14	0.11	0.03	0.08
Net realized and unrealized gain (loss) on investments and foreign currency-related transactions	1.55	(0.12)	(2.23)	2.11	(0.83)
Net increase (decrease) from investment operations	1.68	0.02	(2.12)	2.14	(0.75)
Distributions to Shareholders from:
Net investment income	(0.11)	(0.12)	(0.04)	(0.10)	(0.12)
Net asset value, end of year	$8.23	$6.66	$6.76	$8.92	$6.88
Total Return	25.43%	0.18%	(23.84)%	31.14%	(9.70)%
Ratios/Supplemental Data:
Net assets, end of year (000’s)	$5,401	$5,743	$6,692	$9,542	$10,327
Expenses to average net assets	2.34%	2.36%	2.15%	2.14%	2.12%
Expenses to average net assets (net of fees waived/reimbursed)	1.92%	2.00%	2.00%	2.00%	2.00%
Net investment income to average net assets	1.74%	1.94%	1.45%	0.35%	1.17%
Portfolio turnover rate	16%	26%	18%	30%	21%

(1)	Net investment income per share was calculated using the average shares outstanding method.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

October 31, 2024

1. Organization
Harding, Loevner Funds, Inc. (the “Fund”) was established as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Harding Loevner LP (“Harding Loevner” or the “Adviser”) serves as investment adviser to the Fund. The Fund currently has ten separate diversified portfolios, all of which were active as of October 31, 2024 (individually, a “Portfolio”, collectively, the “Portfolios”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Developed Markets Equity Portfolio (“International Developed Markets Equity”)	Institutional Class: September 28, 2022	to seek long-term capital appreciation through investments in equity securities of companies based in developed markets outside the United States
International Carbon Transition Equity Portfolio (“International Carbon Transition Equity”)	Institutional Class: December 21, 2022	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007 Institutional Class Z: April 4, 2023	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”)	Institutional Class (Formerly Class I): October 17, 2005 Institutional Class Z (Formerly Class II): March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets ex China Portfolio (“Emerging Markets ex China”)	Institutional Class: September 14, 2022	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Chinese Equity Portfolio (“Chinese Equity”)	Institutional Class: December 16, 2020	to seek long-term capital appreciation through investments in equity securities of Chinese companies
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class (Formerly Class I): May 27, 2008 Institutional Class Z (Formerly Class II): March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
* The International Equity Portfolio is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996.
2. Summary of Significant Accounting Policies
The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:
Estimates
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Cash and Foreign Currencies
Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. In the event of the financial institution's insolvency, recovery of a Portfolio's cash may be limited to the insurance afforded by Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC).

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

2. Summary of Significant Accounting Policies (continued)
Valuation
The Board of Directors of the Fund (the “Board” or the “Directors”) has approved procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act and Rule 2a-5 thereunder. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not "readily available", as defined by Rule 2a-5.
In determining a Portfolio’s net asset value per share (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for a security from the principal exchange as of the time of valuation, the security can be valued using (i) the last trade from the current date; (ii) the most recent mean or bid quotation on the principal exchange (dependent upon local exchange or market convention); or (iii) the closing, mean, or bid price on another exchange on which the security is traded (if such price is available from a Fund’s accounting agent). Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.
Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices. To address this issue, the Board has approved the daily use of quantitative models provided by an approved pricing service that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.
Any securities for which market quotations are not "readily available", as defined by Rule 2a-5, are priced by the Investment Adviser, as valuation designee, at “fair value as determined in good faith”, pursuant to Rule 2a-5 and in accordance with the Procedures and under the general supervision of the Board of Directors. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.
GAAP has established a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. GAAP defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 unadjusted quoted prices in active markets for identical assets
Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

2. Summary of Significant Accounting Policies (continued)
Level 3 significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Valuation levels are not necessarily an indication of the risk associated with investing in those securities.
GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.
The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of October 31, 2024. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$506,301,469	$220,145,277	$—	$726,446,746
Short Term Investments	18,089,206	—	—	18,089,206
Total Investments	$524,390,675	$220,145,277	$—	$744,535,952

International Equity
Common Stocks	$3,728,483,273	$9,126,734,837	$—	$12,855,218,110
Short Term Investments	270,274,680	—	—	270,274,680
Total Investments	$3,998,757,953	$9,126,734,837	$—	$13,125,492,790

International Developed Markets Equity
Common Stocks	$18,296,633	$76,942,239	$—	$95,238,872
Short Term Investments	1,489,176	—	—	1,489,176
Total Investments	$19,785,809	$76,942,239	$—	$96,728,048

International Carbon Transition Equity
Common Stocks	$605,544	$1,608,521	$—	$2,214,065
Short Term Investments	44,809	—	—	44,809
Total Investments	$650,353	$1,608,521	$—	$2,258,874

International Small Companies
Common Stocks	$36,861,968	$400,741,878	$—	$437,603,846
Rights	—	3	—	3
Short Term Investments	17,413,453	—	—	17,413,453
Total Investments	$54,275,421	$400,741,881	$—	$455,017,302

Institutional Emerging Markets
Common Stocks	$121,949,333	$502,632,405	$— ‡	$624,581,738
Preferred Stocks	10,647,244	1,702,252	—	12,349,496
Short Term Investments	5,100,730	—	—	5,100,730
Total Investments	$137,697,307	$504,334,657	$—	$642,031,964

Emerging Markets
Common Stocks	$107,181,156	$448,200,756	$— ‡	$555,381,912
Preferred Stocks	9,561,700	1,515,143	—	11,076,843
Short Term Investments	6,140,782	—	—	6,140,782
Total Investments	$122,883,638	$449,715,899	$—	$572,599,537

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

2. Summary of Significant Accounting Policies (continued)

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Markets ex China
Common Stocks	$747,651	$2,615,800	$—	$3,363,451
Preferred Stocks	91,179	—	—	91,179
Short Term Investments	70,149	—	—	70,149
Total Investments	$908,979	$2,615,800	$—	$3,524,779

Chinese Equity
Common Stocks	$—	$2,819,043	$—	$2,819,043
Short Term Investments	58,651	—	—	58,651
Total Investments	$58,651	$2,819,043	$—	$2,877,694

Frontier Emerging Markets
Common Stocks	$20,556,202	$102,301,830	$—	$122,858,032
Preferred Stocks	2,285,075	—	—	2,285,075
Participation Notes	—	997,020	—	997,020
Short Term Investments	5,144,810	—	—	5,144,810
Total Investments	$27,986,087	$103,298,850	$—	$131,284,937

‡	Investments categorized as level 3 securities that are effectively valued at zero.
As of October 31, 2024, there were investments related to one company held within the Portfolios, all of which were effectively valued at zero due to the inability of the Portfolios to transact in these investments and the lack of visibility on when the Portfolios may do so. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of these securities compared to the Portfolio's net assets is not material and therefore, related valuation techniques are not disclosed.
Securities
For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.
Dividends to Shareholders
It is the policy of the Portfolios to declare dividends from net investment income annually. Net short-term and long-term capital gains distributions for the Portfolios, if any, are also normally distributed on an annual basis. Dividends and distributions to shareholders of the Portfolios are recorded on the ex-dividend date.
Dividends from net investment income and distributions from net realized gains from investment transactions have been determined in accordance with income tax regulations and may differ from net investment income and realized gains recorded by the Portfolios for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. In general, to the extent that any differences, which are permanent in nature, result in over distributions to shareholders, the amount of the over distribution is reclassified within the capital accounts based on its federal tax basis treatment and may be reported as return of capital. Temporary differences do not require reclassification.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

2. Summary of Significant Accounting Policies (continued)
Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the “Net realized gain (loss) on investment transactions” and “Change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.
Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.
Share Class Accounting
Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of a Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
Expenses
Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based upon relative net assets or other appropriate measures. If an expense is incurred at the Portfolio level, it is generally apportioned among the classes of that Portfolio based upon relative net assets of each respective class. Certain expenses are incurred at the class level and charged only to that particular class. These expenses may be class specific (i.e., distribution fees charged only to a particular class) or they may be identifiable to a particular class (i.e., the costs related to mailing shareholder reports to shareholders of a particular class).
Organization and Offering Fees
Costs incurred by International Carbon Transition Equity Portfolio in connection with its organization were expensed as they were incurred. Costs related to the offering of shares were deferred and amortized on a straight line basis over the twelve-month period from the date of commencement of operations of the Portfolio.
Indemnifications
Under the Fund’s organizational document, its officers and Board are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
3.  Transactions with Affiliates and Significant Agreements
The Board has approved an investment advisory agreement with the Investment Adviser. Advisory fees are computed daily and paid monthly based on the average daily net assets of each Portfolio. The Investment Adviser has contractually agreed to reduce its fee and/or reimburse the Portfolios for other operating expenses to the extent that total annual fund operating expenses, (excluding taxes, interest, borrowing costs, overdraft charges, litigation and indemnification, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments and acquired fund fees and expenses) exceed certain annual rates of the average daily net assets of each class.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

3. Transactions with Affiliates and Significant Agreements (continued)
The following annualized advisory fees and contractual expense limits were in effect for the year ended October 31, 2024. The advisory fees are charged at the Portfolio level as a whole and expense limitations are at the class specific level.

Portfolio	First $1 billion of assets	Next $1 billion of assets	Next $1 billion of assets	Over $3 billion of assets	Over $4 billion of assets	Over $5 billion of assets	Contractual Expense Limit(a)
Global Equity–Institutional Class(b)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.85%(c), (i)
Global Equity–Institutional Class Z(b)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.75%(c), (i)
Global Equity–Advisor Class(b)	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	1.15%(c), (i)
International Equity–Institutional Class	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	0.85%(d), (i)
International Equity–Institutional Class Z	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	0.75%(d), (i)
International Equity–Investor Class	0.75%	0.73%	0.71%	0.69%	0.67%	0.65%	1.15%(d), (i)
International Developed Markets Equity–Institutional Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.80%
International Carbon Transition Equity–Institutional Class	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.80%
International Small Companies–Institutional Class	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	1.15%
International Small Companies–Institutional Class Z	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	1.00%
International Small Companies–Investor Class	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	1.30%
Institutional Emerging Markets–Institutional Class(e)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%
Institutional Emerging Markets–Institutional Class Z(e)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.95%
Emerging Markets–Advisor Class(e)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.15%(f), (i)
Emerging Markets ex China–Institutional Class(e)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.05%
Chinese Equity–Institutional Class(e)	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	1.15%
Frontier Emerging Markets–Institutional Class(g)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.45%(h), (i)
Frontier Emerging Markets–Institutional Class Z(g)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.25%(h), (i)
Frontier Emerging Markets–Investor Class(g)	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.75%(h), (i)

(a)	Effective through February 28, 2025 for each Portfolio except Global Equity, International Equity, Emerging Markets, and Frontier Emerging Markets.
(b)
Prior to July 1, 2024, Global Equity advisory fees were 0.75% on the first $1 billion of assets, 0.73% on the next $1 billion of assets, 0.71% on the next
$1 billion of assets and 0.69% over $3 billion.

(c)
Prior to July 1, 2024, the Investment Adviser had contractually agreed to cap the expenses for (i) the Global Equity Portfolio's Institutional Class at
0.90%, (ii) the Global Equity Portfolio's Institutional Class Z at 0.80%, and (iii) the Global Equity Portfolio's Advisor Class at 1.20%.

(d)
Prior to July 1, 2024, the Investment Adviser had contractually agreed to cap the expenses for (i) the International Equity Portfolio's Institutional Class
at 1.00%, (ii) the International Equity Portfolio's Institutional Class Z at 0.80% and (iii) the International Equity Portfolio's Investor Class at 1.25%.

(e)	Prior to July 1, 2024, Institutional Emerging Markets, Emerging Markets, Emerging Markets ex China, and Chinese Equity advisory fees were 0.95% of all assets.
(f)	Prior to July 1, 2024, the Investment Adviser had contractually agreed to cap the expenses for the Emerging Market Portfolio's Advisor Class at 1.25%.
(g)	Prior to July 1, 2024, Frontier Emerging Markets advisory fee was 1.35% of all assets.
(h)
Prior to July 1, 2024, the Investment Adviser had contractually agreed to cap the expenses for (i) the Frontier Emerging Markets Portfolio's Institutional
Class at 1.75%, (ii) the Frontier Emerging Markets Portfolio's Institutional Class Z at 1.35%, and (iii) the Frontier Emerging Markets Portfolio's
Investor Class at 2.00%.

(i)	Effective through February 28, 2026.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

3. Transactions with Affiliates and Significant Agreements (continued)
For the year ended October 31, 2024, the Investment Adviser waived and/or reimbursed the following amounts pursuant to the contractual expense limits described above:

Portfolio	Fees waived and/or reimbursed by the Investment Adviser
Global Equity-Institutional Class	$82,242
Global Equity-Institutional Class Z	53,336
International Equity-Institutional Class	24,192
International Developed Markets Equity-Institutional Class	186,515
International Carbon Transition Equity-Institutional Class	95,788
International Small Companies-Institutional Class	129,628
International Small Companies-Institutional Class Z	84,890
International Small Companies-Investor Class	64,705
Institutional Emerging Markets-Institutional Class	1,159,677
Institutional Emerging Markets-Institutional Class Z	106,613
Emerging Markets ex China-Institutional Class	108,167
Chinese Equity-Institutional Class	83,386
Frontier Emerging Markets-Institutional Class Z	129,320
Frontier Emerging Markets-Investor Class	24,034
The Fund has an administration agreement with The Northern Trust Company (“Northern Trust”), which provides certain accounting, clerical and bookkeeping services, Blue Sky, corporate secretarial services and assistance in the preparation and filing of tax returns and reports to shareholders and the SEC.
Northern Trust also serves as custodian of each Portfolio’s securities and cash, transfer agent, dividend disbursing agent and agent in connection with any accumulation, open-account or similar plans provided to the shareholders of the Portfolios.
Foreside Management Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (doing business as ACA Group), provides compliance support to the Fund’s Chief Compliance Officer. Fees paid pursuant to these services are shown as “Compliance officers’ fees and expenses” on the Statements of Operations.
The Fund has adopted an Amended Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (“Distribution Plan”). Under the Distribution Plan, the Investor Class of each of the International Equity, International Small Companies and Frontier Emerging Markets Portfolios may pay underwriters, distributors, dealers or brokers a fee at an annual rate of up to 0.25% of the average daily net assets of the Portfolio’s Investor Class shares for services or expenses arising in connection with activities primarily intended to result in the sale of Investor Class shares of the Portfolios or for Shareholder Services (defined below) consistent with those described under the Shareholder Servicing Plan.
The Fund, on behalf of the Portfolios, has agreements with various financial intermediaries and “mutual fund supermarkets”, under which customers of these intermediaries may purchase and hold Portfolio shares. These intermediaries assess fees in consideration for providing certain account maintenance, recordkeeping and transactional and other shareholder services (collectively, “Shareholder Services”). With the exception of Institutional Class Z, each Portfolio or class is authorized, pursuant to a Shareholder Servicing Plan, to pay to each intermediary an annual rate of up to 0.25% of its average daily net assets attributable to that intermediary for such Shareholder Services. Payments made by the Fund pursuant to the Distribution Plan or the Shareholder Servicing Plan are subject to the contractual expense limits on certain Portfolios’ fees and expenses. Where shareholder servicing fees to a financial intermediary exceed the amounts allowable under the Shareholder Servicing Plan, such excess amounts are paid by the Investment Adviser from its own resources.
A Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common Directors.  For the year ended October 31, 2024, no Portfolios engaged in purchases and/or sales of securities from an affiliated portfolio in compliance with Rule 17a-7 of the 1940 Act.
4. Class Specific Expenses
The class level expenses for the year ended October 31, 2024, were as follows for each Portfolio:

Portfolio	Distribution Fees	State Registration Filing Fees	Printing and Postage Fees	Transfer Agent Fees and Expenses	Shareholder Servicing Fees
Global Equity–Institutional Class	$ —	$16,340	$12,229	$2,517	$672,196
Global Equity–Institutional Class Z	—	19,427	5,384	1,163	—
Global Equity–Advisor Class	—	17,751	7,002	1,194	59,017
International Equity–Institutional Class	—	77,102	372,651	140,834	11,595,067
International Equity–Institutional Class Z	—	22,912	32,575	16,686	—
International Equity–Investor Class	555,983	21,073	58,177	16,813	285,221

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

4. Class Specific Expenses (continued)
Portfolio	Distribution Fees	State Registration Filing Fees	Printing and Postage Fees	Transfer Agent Fees and Expenses	Shareholder Servicing Fees
International Developed Markets Equity–Institutional Class	$—	$27,930	$25,755	$781	$114,550
International Carbon Transition Equity–Institutional Class	—	24,820	2,034	244	126
International Small Companies–Institutional Class	—	22,411	57,461	4,794	413,897
International Small Companies–Institutional Class Z	—	32,135	3,008	755	—
International Small Companies–Investor Class	77,419	17,094	5,905	919	42,602
Institutional Emerging Markets–Institutional Class	—	30,777	77,974	5,921	1,460,033
Institutional Emerging Markets–Institutional Class Z	—	20,235	8,313	2,329	—
Emerging Markets–Advisor Class	—	39,370	148,808	17,421	1,462,927
Emerging Markets ex China–Institutional Class	—	20,425	2,020	420	176
Chinese Equity–Institutional Class	—	20,735	2,087	654	118
Frontier Emerging Markets–Institutional Class	—	17,871	8,688	941	33,662
Frontier Emerging Markets–Institutional Class Z	—	18,251	5,330	223	—
Frontier Emerging Markets–Investor Class	14,299	17,180	6,479	658	10,060
5. Investment Transactions
Cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the year ended October 31, 2024, were as follows for each Portfolio:

Portfolio	Purchase Cost of Investment Securities	Proceeds from Sales of Investment Securities
Global Equity	$235,721,531	$679,215,053
International Equity	3,027,684,317	5,251,782,246
International Developed Markets Equity	26,288,828	28,572,848
International Carbon Transition Equity	419,911	368,754
International Small Companies	81,093,201	170,100,596
Institutional Emerging Markets	366,327,130	1,779,072,506
Emerging Markets	264,444,458	807,954,932
Emerging Markets ex China	1,493,016	1,559,645
Chinese Equity	850,902	826,844
Frontier Emerging Markets	20,179,066	31,267,994
6. Capital Share Transactions
Transactions in capital shares for the year ended October 31, 2024, were as follows for each Portfolio:

	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Global Equity
Institutional Class	742,819	$30,231,236	95,224	$3,692,780	(9,141,332)	$ (382,307,138)	(8,303,289)	$ (348,383,122)
Institutional Class Z	97,711	3,999,821	39,321	1,526,460	(2,677,643)	(109,146,502)	(2,540,611)	(103,620,221)
Advisor Class	14,663	593,089	1,848	71,313	(113,046)	(4,591,205)	(96,535)	(3,926,803)
International Equity
Institutional Class	52,289,203	1,363,407,662	13,906,960	355,879,114	(140,381,893)	(3,712,687,029)	(74,185,730)	(1,993,400,253)
Institutional Class Z	13,578,166	354,384,338	3,547,022	90,697,342	(21,542,514)	(570,750,516)	(4,417,326)	(125,668,836)
Investor Class	2,095,389	55,303,602	294,238	7,541,313	(2,987,028)	(78,604,626)	(597,401)	(15,759,711)
International Developed Markets Equity
Institutional Class	2,138,193	27,865,797	113,844	1,451,505	(2,428,738)	(32,140,208)	(176,701)	(2,822,906)
International Carbon Transition Equity
Institutional Class	—	—	3,559	39,393	(102)	(1,211)	3,457	38,182

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

6. Capital Share Transactions (continued)
	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
International Small Companies
Institutional Class	3,969,731	$69,578,867	223,659	$3,965,468	(7,564,821)	$(133,358,552)	(3,371,431)	$(59,814,217)
Institutional Class Z	695,030	12,283,223	91,138	1,615,886	(1,868,719)	(32,875,895)	(1,082,551)	(18,976,786)
Investor Class	294,155	5,120,174	18,393	322,619	(462,174)	(8,076,782)	(149,626)	(2,633,989)
Institutional Emerging Markets
Institutional Class	8,363,033	150,566,724	1,110,614	20,068,811	(80,990,523)	(1,470,804,185)	(71,516,876)	(1,300,168,650)
Institutional Class Z	581,994	10,468,603	91,344	1,655,142	(6,804,089)	(124,244,037)	(6,130,751)	(112,120,292)
Emerging Markets
Advisor Class	3,254,963	130,990,774	737,461	29,645,937	(17,078,590)	(690,059,834)	(13,086,166)	(529,423,123)
Emerging Markets ex China
Institutional Class	—	—	11,097	122,956	(33,735)	(363,963)	(22,638)	(241,007)
Chinese Equity
Institutional Class	55,004	250,272	3,802	19,123	(51,147)	(277,717)	7,659	(8,322)
Frontier Emerging Markets
Institutional Class	1,290,044	9,990,164	140,994	1,039,127	(2,536,042)	(19,687,513)	(1,105,004)	(8,658,222)
Institutional Class Z	325,585	2,395,896	139,059	1,034,600	(560,833)	(4,687,086)	(96,189)	(1,256,590)
Investor Class	40,377	321,475	11,985	88,207	(259,005)	(1,969,972)	(206,643)	(1,560,290)
Transactions in capital shares for the year ended October 31, 2023, were as follows for each Portfolio:

	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Global Equity
Institutional Class	2,204,986	$75,161,035	—	$ —	(6,937,233)	$ (239,344,747)	(4,732,247)	$ (164,183,712)
Institutional Class Z	329,954	11,734,484	—	—	(533,841)	(18,255,951)	(203,887)	(6,521,467)
Advisor Class	35,454	1,247,670	—	—	(218,595)	(7,420,144)	(183,141)	(6,172,474)
International Equity
Institutional Class	81,399,393	2,014,323,428	9,333,081	226,513,864	(151,333,207)	(3,716,312,694)	(60,600,733)	(1,475,475,402)
Institutional Class Z	20,489,688	506,639,820	3,108,984	75,392,867	(57,343,218)	(1,395,907,725)	(33,744,546)	(813,875,038)
Investor Class	2,288,624	56,760,239	170,920	4,155,057	(2,964,733)	(73,026,901)	(505,189)	(12,111,605)
International Developed Markets Equity
Institutional Class	8,639,845	105,083,733	628	7,529	(1,525,639)	(18,627,942)	7,114,834	86,463,320
International Carbon Transition Equity
Institutional Class*	188,400	1,884,000	—	—	(2,000)	(20,560)	186,400	1,863,440
International Small Companies
Institutional Class	9,185,243	156,914,699	622,630	10,453,958	(18,526,699)	(314,372,935)	(8,718,826)	(147,004,278)
Institutional Class Z**	7,368,685	126,637,139	—	—	(422,753)	(7,366,954)	6,945,932	119,270,185
Investor Class	333,692	5,551,943	34,209	568,556	(543,519)	(9,097,380)	(175,618)	(2,976,881)
Institutional Emerging Markets
Institutional Class	19,903,683	358,759,665	1,025,868	18,168,122	(63,214,882)	(1,135,672,706)	(42,285,331)	(758,744,919)
Institutional Class Z	1,105,545	20,131,038	204,188	3,624,335	(15,005,591)	(273,921,615)	(13,695,858)	(250,166,242)
Emerging Markets
Advisor Class	4,748,479	195,984,252	2,672,660	106,532,249	(17,172,140)	(707,149,845)	(9,751,001)	(404,633,344)
Emerging Markets ex China
Institutional Class	37,739	377,000	1,390	13,981	(17,636)	(177,201)	21,493	213,780
Chinese Equity
Institutional Class	668,258	4,144,303	1,922	12,320	(672,542)	(4,166,642)	(2,362)	(10,019)
Frontier Emerging Markets
Institutional Class	2,252,763	15,947,393	221,885	1,562,074	(4,892,951)	(34,461,182)	(2,418,303)	(16,951,715)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

6. Capital Share Transactions (continued)
	Shares Sold	Proceeds From Shares Sold	Shares From Reinvested Dividends	Reinvestment of Dividends	Shares Redeemed	Payments for Shares Redeemed	Net Increase (Decrease) in Shares	Net Increase (Decrease) in Net Assets
Institutional Class Z	—	$—	303,966	$2,158,160	(5,792,152)	$(40,694,670)	(5,488,186)	$(38,536,510)
Investor Class	113,690	797,107	15,828	111,273	(257,508)	(1,810,006)	(127,990)	(901,626)

*	For the period from December 21, 2022 (commencement of operations) through October 31, 2023.
**	For the period from April 4, 2023 (commencement of class) through October 31, 2023.
7. Income Tax
The cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) on investments at October 31, 2024, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$252,973,122	$(9,871,010)	$243,102,112	$501,433,840
International Equity	4,592,252,377	(387,136,915)	4,205,115,462	8,920,377,328
International Developed Markets Equity	14,883,659	(3,865,426)	11,018,233	85,709,815
International Carbon Transition Equity	395,040	(83,722)	311,318	1,947,556
International Small Companies	98,007,679	(29,320,774)	68,686,905	386,330,397
Institutional Emerging Markets	236,921,306	(72,369,230)	164,552,076	477,479,888
Emerging Markets	221,022,774	(39,331,536)	181,691,238	390,908,299
Emerging Markets ex China	596,148	(149,901)	446,247	3,078,532
Chinese Equity	218,893	(851,914)	(633,021)	3,510,715
Frontier Emerging Markets	40,874,940	(4,861,517)	36,013,423	95,271,514
It is the policy of each Portfolio to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes; therefore, no federal income tax provision is required.
The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption “Deferred capital gains tax” and as a reduction in “Distributable earnings”. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in “Net realized gain (loss) on Investment Transactions”. The Portfolios seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable is reflected as an asset on the Statements of Assets and Liabilities under the caption “Tax reclaims receivable”.
Management has performed an analysis of each Portfolio’s tax positions for the open tax years as of October 31, 2024, and has concluded that no provisions for income tax are required. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by major tax jurisdictions, which include the United States, the State of New Jersey and the State of Maryland. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Portfolios. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
The tax character of distributions paid during the fiscal years ended October 31, 2024 and 2023 were as follows:

	Distributions From
Portfolio	Ordinary Income 2024	Long-Term Capital Gains 2024	Ordinary Income 2023	Long-Term Capital Gains 2023
Global Equity	$3,392,927	$2,219,893 *	$—	$—
International Equity	287,393,635	257,161,744 *	372,907,024	— ***
International Developed Markets Equity	1,531,614	—	7,551	—

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

7. Income Tax (continued)
	Distributions From
Portfolio	Ordinary Income 2024	Long-Term Capital Gains 2024	Ordinary Income 2023	Long-Term Capital Gains 2023
International Carbon Transition Equity	$39,393	$—	$—	$—
International Small Companies	6,170,245	—	3,730,166	7,560,817
Institutional Emerging Markets	26,317,129	— *	26,042,216 **	—
Emerging Markets	14,419,282	16,732,490 *	11,041,094	101,851,087 ***
Emerging Markets ex China	121,019	1,937	13,981	—
Chinese Equity	19,123	—	12,320	—
Frontier Emerging Markets	2,290,083	—	3,922,363	—

*
These amounts do not include tax equalization utilized of $31,666,506, $83,229,010, $27,187,848, and $35,092,767, respectively, which the Portfolios designated as being distributed to shareholders on their redemption of shares.

**	This amount does not include tax equalization utilized of $3,914,746 which the Portfolio designated as being distributed to shareholders on their redemption of shares.
***
These amounts do not include tax equalization utilized of $82,083,602 and $25,738,842, respectively, which the Portfolios designated as being distributed to shareholders upon their redemption of shares.

As of  October 31, 2024, the components of distributable earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(1)	Total Accumulated Earnings/(Deficit)
Global Equity	$2,433,281	$138,361,709	$—	$243,126,039	$383,921,029
International Equity	328,391,800	480,265,636	—	4,205,301,457	5,013,958,893
International Developed Markets Equity	1,517,375	—	(1,288,058)	11,015,954	11,245,271
International Carbon Transition Equity	44,203	—	(740)	311,248	354,711
International Small Companies	4,949,021	—	(13,677,171)	67,457,370	58,729,220
Institutional Emerging Markets	7,172,979	57,873,454	—	162,895,491	227,941,924
Emerging Markets	7,604,154	64,860,061	—	179,485,123	251,949,338
Emerging Markets ex China	40,582	—	(60,438)	431,462	411,606
Chinese Equity	31,290	—	(1,689,722)	(633,021)	(2,291,453)
Frontier Emerging Markets	1,880,402	—	(111,892,565)	35,534,341	(74,477,822)
(1) The difference between book basis and tax basis net unrealized appreciation is attributable primarily to the tax deferral of losses on certain sale of securities. Unrealized Appreciation (Depreciation) includes amounts related to foreign currency and currency translations.
Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), each Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses.
At October 31, 2024, capital losses incurred that will be carried forward indefinitely under provisions of the Act were as follows:

Portfolio	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
International Developed Markets Equity	$663,344	$577,506
International Small Companies	—	13,677,171
Emerging Markets ex China	34,390	26,048
Chinese Equity	412,907*	1,258,326*
Frontier Emerging Markets	21,594,193	90,298,372

*	A portion of the capital loss carryforward may be subject to limitations under Section 382 of the Internal Revenue Code.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

7. Income Tax (continued)
Primarily as a result of differing book/tax treatment of foreign currency transactions and foreign capital gain tax expenses, the Portfolios made reclassifications among certain capital accounts. The reclassifications have no impact on the net assets of the Portfolios. As of October 31, 2024, the following reclassifications were made to the Statements of Assets and Liabilities:

Portfolio	Distributable Earnings	Paid-in Capital
Global Equity	$(31,666,506)	$31,666,506
International Equity	(83,229,010)	83,229,010
Institutional Emerging Markets	(27,187,848)	27,187,848
Emerging Markets	(35,092,767)	35,092,767
During the fiscal year ended October 31, 2024, the Institutional Emerging Markets and Frontier Emerging Markets utilized $44,429,105 and $1,776,569, respectively, in capital loss carryforwards.
8. Foreign Exchange Contracts
The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. Such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “Net realized gain (loss) on foreign currency transactions” and “Change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the fiscal year ended October 31, 2024.
9. Participation Notes
Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.
10. Concentration of Ownership
At October 31, 2024, the percentage of total shares outstanding held by record shareholders each owning 10% or greater of the aggregate shares outstanding of each Portfolio were as follows:

	No. of Shareholders	% Ownership
Global Equity	4	70.29%*
International Equity	3	43.77%*
International Developed Markets Equity	2	86.40%*
International Carbon Transition Equity	2	93.93%*
International Small Companies	2	38.83%*
Institutional Emerging Markets	3	68.56%*
Emerging Markets	3	82.92%*
Emerging Markets ex China	2	83.78%*
Chinese Equity	2	76.41%*
Frontier Emerging Markets	3	65.33%*

*	Includes omnibus positions of broker-dealers representing numerous shareholder accounts.
Investment activities of these shareholders may have a material effect on the Portfolios.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

11. Concentration of Risk
Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies; adverse fluctuations in foreign currency values; and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.
The Frontier Emerging Markets Portfolio is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Frontier Emerging Markets Portfolio’s benchmark index. During periods when the Frontier Emerging Markets Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. Such additional risks include increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Frontier Emerging Markets Portfolio's shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in Frontier Emerging Markets. At October 31, 2024, the Frontier Emerging Markets Portfolio’s investment in the Banking industry amounted to 33.27% of its total assets.
The operations and financial results of the Fund may be impacted adversely by a decline in the market value of the Fund's assets under management caused by conditions outside of the Fund's control, including, but not limited to; financial crises, political or diplomatic developments in the U.S. or globally, including rising trade tensions, pandemics or other public health crises, trade wars, economic sanctions, social or civil unrest, insurrection, war, terrorism, natural disasters, or risks associated with global climate change, and other factors that are difficult to predict.
Investing in securities issued by companies located in Russia involves significant risks, including legal, regulatory, currency and economic risks that are specific to Russia. In addition, investing in securities issued by companies located in Russia involves risks associated with the settlement of portfolio transactions and loss of a Portfolio's ownership rights in its portfolio securities as a result of the system of share registration and custody in Russia. Governments in the U.S. and many other countries have imposed economic sanctions on certain Russian individuals and Russian corporate and banking entities. A number of jurisdictions may also institute broader sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments. Additionally, Russia is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies, or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which a Portfolio invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. Such responses have resulted in the immediate freeze of certain Russian securities, and have impaired (and may continue to impair) the ability of a Portfolio to buy, sell, receive or deliver those securities, or dividend income related to those securities.
The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly complex issue and is unlikely to be settled in the near future. There is the potential for future political or economic disturbances that may have an adverse impact on the values of investments in either China or Taiwan, or make investments in China and Taiwan impractical or impossible. Any escalation of hostility between China and/or Taiwan would likely distort Taiwan’s capital accounts, as well as have a significant adverse impact on the value of investments in both countries and the region.
12. Line of Credit
The Fund has a $300 million line of credit agreement with Northern Trust. Borrowings are made solely to facilitate the handling of redemptions or unusual or unanticipated short-term cash requirements. Because several Portfolios participate and collateral requirements apply, there is no assurance that an individual Portfolio will have access to the entire $300 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate, subject to a minimum rate. In addition, a facility fee is computed at an annual rate of 0.25% on the line of credit and is allocated among the Portfolios.
For the year ended October 31, 2024, Global Equity had an outstanding balance for two days with a maximum balance of $31,500,000 at an average weighted interest rate of 6.58%. Institutional Emerging Markets had an outstanding balance for nineteen days with a maximum balance of $120,000,000 at an average weighted interest rate of 7.10%. Emerging Markets had an outstanding balance for two days with a maximum balance of $65,000,000 at an average weighted interest rate of 6.58%. Emerging Markets ex China had an outstanding balance for four days with a maximum balance of $200,000 at an average weighted interest rate of 6.58%.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

October 31, 2024

13. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors
Harding, Loevner Funds, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Global Equity Portfolio, International Equity Portfolio, International Developed Markets Equity Portfolio, International Carbon Transition Equity Portfolio, International Small Companies Portfolio, Institutional Emerging Markets Portfolio, Emerging Markets Portfolio, Emerging Markets ex China Portfolio, Chinese Equity Portfolio, and Frontier Emerging Markets Portfolio (each a portfolio of Harding, Loevner Funds, Inc.) (the Portfolios), including the portfolios of investments, as of October 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolios as of October 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended listed in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Harding, Loevner Funds, Inc. investment companies since 2006.
/s/ KPMG LLP
New York, New York
December 13, 2024

Appendix A
Portfolios and Periods
For the year ended October 31, 2024 (statements of operations); each of the years in the two-year period ended October 31, 2024 (statements of changes in net assets); each of the years in the five year period ended October 31, 2024 (financial highlights):
Global Equity Portfolio
International Equity Portfolio
International Small Companies Portfolio
Institutional Emerging Markets Portfolio
Emerging Markets Portfolio
Frontier Emerging Markets Portfolio
For the year ended October 31, 2024 (statement of operations); each of the years in the two-year period ended October 31, 2024 (statements of changes in net assets); each of the years in the two-year period ended October 31, 2024 and the period from September 28, 2022 (commencement of operations) through October 31, 2022 (financial highlights):
International Developed Markets Equity Portfolio
For the year ended October 31, 2024 (statement of operations); for the year ended October 31, 2024 and the period from December 21, 2022 (commencement of operations) through October 31, 2023 (statements of changes in net assets and financial highlights):
International Carbon Transition Equity Portfolio
For the year ended October 31, 2024 (statement of operations); each of the years in the two-year period ended October 31, 2024 (statements of changes in net assets); each of the years in the two-year period ended October 31, 2024 and the period from September 14, 2022 (commencement of operations) through October 31, 2022 (financial highlights):
Emerging Markets ex China Portfolio
For the year ended October 31, 2024 (statement of operations); each of the years in the two-year period ended October 31, 2024 (statements of changes in net assets); each of the years in the three-year period ended October 31, 2024 and the period from December 16, 2020 (commencement of operations) through October 31, 2021 (financial highlights):
Chinese Equity Portfolio

Harding, Loevner Funds, Inc.

Supplemental Tax Information

(unaudited)

International Equity, International Developed Markets Equity, International Carbon Transition Equity, International Small Companies, Institutional Emerging Markets, Emerging Markets, Emerging Markets ex China, Chinese Equity, and Frontier Emerging Markets paid qualifying foreign taxes of $30,345,597, $249,638, $7,203, $958,732, $2,221,536, $1,738,674, $9,531, $3,512, and $366,329 and earned $385,032,790, $1,755,259, $41,427, $6,127,856, $17,909,352, $12,659,233, $58,406, $34,876, and $3,182,312 from foreign source income during the fiscal year ended October 31, 2024, respectively. Pursuant to Section 853 of the Internal Revenue Code, International Equity, International Developed Markets Equity, International Carbon Transition Equity, International Small Companies, Institutional Emerging Markets, Emerging Markets, Emerging Markets ex China, Chinese Equity, and Frontier Emerging Markets designated $0.0631, $0.0350, $0.0379, $0.0375, $0.0670, $0.1309, $0.0308, $0.0067, and $0.0233 per share as foreign taxes paid and $0.8009, $0.2462, $0.2182, $0.2396, $0.5400, $0.9527, $0.1886, $0.0667, and $0.2025 per share as income earned from foreign sources for the fiscal year ended October 31, 2024, respectively.
Global Equity, International Equity, International Developed Markets Equity, International Carbon Transition Equity, International Small Companies, Institutional Emerging Markets, Emerging Markets, Emerging Markets ex China, Chinese Equity, and Frontier Emerging Markets had qualifying dividend income of $9,121,469, $346,309,050, $2,207,978, $52,603, $10,061,246, $21,622,354, $15,729,353, $66,930, $32,200 and $3,514,505 respectively, during the fiscal year ended October 31, 2024.
For the fiscal year ended October 31, 2024, Global Equity designated 100% of the distributions from net investment income as qualifying for the 100% corporate dividend received deduction.
Pursuant to Section 852 of the Internal Revenue Code, Global Equity, International Equity, Emerging Markets and Emerging Markets ex China designated $2,219,893, $257,161,744, $16,732,490 and $1,937 respectively, as a long term capital gain dividend for the fiscal year ended October 31, 2024.

Harding, Loevner Funds, Inc.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

(unaudited)

Not applicable.

Harding, Loevner Funds, Inc.

Proxy Disclosures for Open-End Management Investment Companies

(unaudited)

Not applicable.

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract

(unaudited)

The following statements reflect the basis for the approval of investment advisory agreements by the Board of Directors of Harding, Loevner Funds, Inc. during the Fund’s most recent fiscal half year.
Approval of Investment Advisory Agreement
At an in-person meeting of the board of directors (collectively, the “Board” or “Directors” and, each, a “Director”) of Harding, Loevner Funds, Inc. (the “Fund”) held on June 14, 2024 (the “Meeting”), the Board, including a majority of those Directors who are not “interested persons” of the Fund (the “Independent Directors”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) considered and approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Harding Loevner LP (“Harding Loevner” or the “Adviser”) and the Fund and with respect to the following series: the Global Equity Portfolio (the “GE Portfolio”), the International Equity Portfolio (the “IE Portfolio”), the International Small Companies Portfolio (the “ISC Portfolio”), the Institutional Emerging Markets Portfolio (the “IEM Portfolio”), the Emerging Markets Portfolio (the “EM Portfolio”), the Chinese Equity Portfolio (the “CE Portfolio”) and the Frontier Emerging Markets Portfolio (the “FEM Portfolio”)(collectively, the “ Portfolios”).*
Overview of the Review Process
Prior to the Meeting, the Board established a subcommittee of the Governance Committee of the Board comprised of three Independent Directors (the “Subcommittee”) to conduct a preliminary review of the materials provided to the Board by Harding Loevner in connection with consideration of the Advisory Agreement, to liaise with Harding Loevner and to assist the Board in its deliberations. In addition, legal counsel to the Independent Directors (“Independent Counsel”), on behalf of the Independent Directors, delivered to Harding Loevner a written request for information that the Board believed necessary to evaluate the terms of the Advisory Agreement. In response, Harding Loevner furnished materials to facilitate the Board’s evaluation of the terms of the Advisory Agreement (the “Renewal Materials”), including information on, among other things: (i) the investment performance, expenses and advisory fees of each Portfolio relative to benchmark indices and other mutual funds and, as set forth in performance and expense reports (the “ISS Reports”) prepared by Institutional Shareholder Services Inc. (“ISS”), a third-party fund analytics provider engaged as part of the Advisory Agreement review process; (ii) Harding Loevner’s profitability and costs arising from services provided to the Fund; (iii) the qualifications of Harding Loevner and portfolio management personnel and its management team with respect to services provided to the Portfolios; and (iv) Harding Loevner’s investment research capabilities and resources.
In preparation for the Meeting, Harding Loevner provided the Subcommittee with a preliminary version of the Renewal Materials for review and comment. The Subcommittee and representatives of Harding Loevner discussed the preliminary Renewal Materials during a virtual meeting on May 23, 2024. Following this meeting, Harding Loevner revised the Renewal Materials in response to the Subcommittee’s comments and distributed the Renewal Materials in final form to the full Board. The Board also received and considered a memorandum regarding the Board’s responsibilities in connection with renewal of the Advisory Agreement prepared by Independent Counsel and Independent Counsel assisted the Independent Directors throughout the process.
At the Meeting, both in general and executive sessions, the Board considered and discussed the Renewal Materials presented by Harding Loevner. During the presentations, Harding Loevner expanded on those materials and responded to specific questions from the Board. Among other things, Harding Loevner discussed the performance records of the Portfolios and the competitiveness of the Portfolios’ advisory fees and total expense ratios. In addition, Harding Loevner addressed factors that had an adverse impact on performance, both on an absolute and a relative basis, of certain Portfolios. Harding Loevner also focused on the quality of the services provided to the Portfolios and Harding Loevner’s continued investment in personnel, technology and other resources that service the Fund and its shareholders. The Independent Directors met in executive session with Independent Counsel prior to the commencement of the Meeting and during the course of the Meeting to discuss the materials provided and information presented by Harding Loevner.
In evaluating continuance of the Advisory Agreement with respect to each Portfolio, among other things, the Board considered the various factors and information discussed below. The following discussion is not intended to be all-inclusive, as the Board reviewed a variety of factors and considered a significant amount of information.
* As of the date of the Meeting, the Emerging Markets ex China, International Developed Markets Equity and International Carbon Transition Equity Portfolios (the “New Portfolios”) were still within the respective initial two year terms under the Investment Advisory Agreement.  Accordingly, the Board did not take action with respect the continuance of the Advisory Agreement with respect to the New Portfolios.
Nature, Extent and Quality of Services

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

(unaudited)

The Board evaluated the information it deemed necessary to assess the nature, extent and quality of investment advisory services provided to the Portfolios by Harding Loevner. The Board also considered the nature, extent and quality of the extensive non-advisory services provided to the Portfolios by Harding Loevner, including portfolio trading; the resources devoted to, and the record of compliance with, each Portfolio’s compliance policies and procedures; the resources devoted to the supervision of third-party service providers; and the quality and quantity of administrative and shareholder servicing.
In addition to the materials provided at the meeting, the Board received information in connection with quarterly Board and committee meetings throughout the year regarding the services rendered by Harding Loevner concerning the management of each Portfolio.  The Board evaluated Harding Loevner’s ability to attract and retain qualified investment advisory and non-advisory personnel and  its recruitment, retention and professional development programs and strategies.
The Board also considered the adequacy of Harding Loevner’s financial and operational resources committed to each Portfolio, and how well Harding Loevner utilized those resources to meet the Portfolio’s investment needs and provide other services to the Portfolios. The Board also considered the effective operation of Harding Loevner’s business continuity plan and cybersecurity policies.  The Board further noted that, as of March 31, 2024, Harding Loevner had approximately $51.5 billion in assets under management and that the Fund was Harding Loevner’s largest client, with assets of approximately $18.6 billion. The Board took into account the benefits realized by the Portfolios from Harding Loevner’s affiliation with Affiliated Managers Group, Inc., an established global asset management company.
The Board considered annual and periodic reports of the Fund’s Chief Compliance Officer (the “CCO”) with respect to the effectiveness and adequacy of the Fund’s and Harding Loevner’s compliance programs and its efforts to address new regulatory mandates. The Board noted the CCO’s determination that Harding Loevner’s compliance program is reasonably designed to prevent violations of the federal securities laws.
Performance of the Adviser
For each Portfolio, the Board considered, among other things, the historical performance for multiple time periods ended as of March 31, 2024, including the one-year, three-year, five-year and ten-year periods (or shorter for newer Portfolios) included in the ISS Reports, compared against each Portfolio’s Morningstar Category and benchmark index for each share class. The Board considered each Portfolio’s risk relative to its respective benchmark and high active share (i.e., low overlap with holdings in benchmark indices) historically inherent in Harding Loevner’s investment process.
With respect to the recent performance of the Portfolios, the Board considered the trailing annualized net total returns and noted that for the one-year period ended March 31, 2024, each Portfolio underperformed its respective benchmark index except the FEM Portfolio, which outperformed its respective benchmark index.  The GE Portfolio and FEM Portfolio outperformed their respective Morningstar Categories, while each of the remaining Portfolios underperformed their respective Morningstar Category.
In assessing longer term performance by the Portfolios, for the five-year period ended March 31, 2024, the Board noted that each Portfolio underperformed its respective benchmark index, except the IE Portfolio and FEM Portfolio outperformed their respective benchmark indices. Each Portfolio with at least five years of operations underperformed its respective Morningstar Category, with the exception of the Institutional Class of the ISC Portfolio, which outperformed its respective Morningstar Category. The Board noted in its review that the CE Portfolio had not yet completed five years of operations, and that Morningstar does not have a frontier emerging markets category.
For the ten-year period ended March 31, 2024, the Board noted that the GE Portfolio and the IE Portfolio outperformed their respective benchmark indices and that each remaining Portfolio underperformed its respective index. Each Portfolio with at least ten years of operations underperformed its respective Morningstar Category, with the exception of the Institutional Class of the IE Portfolio and the Institutional Class of the ISC Portfolio. The Board noted in its review that the CE Portfolio had not yet completed ten years of operations and that Morningstar does not have a frontier emerging markets category.
In addition, the Board reviewed Harding Loevner’s investment philosophy used to manage the Portfolios, as well as the effectiveness of Harding Loevner’s portfolio management teams in the day-to-day management of Portfolios. The Board noted Harding Loevner’s bottom-up, business-focused approach based on the study of individual companies and the competitive dynamics of the global industries in which those companies participate. The Board considered Harding Loevner’s disciplined adherence to its investment philosophy and process in spite of the significant global developments that adversely affected many of the Portfolios’ market-relative returns over the past several years, including: (1) a distinct stylistic shift in the relative performance of growth and value stocks, a sustained period of elevated interest rates and inflation; (2) industry-wide asset class pressures facing international and particularly emerging markets equities; and (3) company-specific developments

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

(unaudited)

contributing to relative underperformance, including an inability to realize value from certain Russian securities and exposure to certain financial sector holdings.  The Board also took note of Harding Loevner’s integration of environmental, social and governance factors in its investment process to enhance risk-adjusted performance.
In evaluating the investment performance of the Portfolios, the Board acknowledged that Harding Loevner’s investment style may result in periods of underperformance, but has historically produced outperformance over longer time periods.  The Board found that, historically, the Portfolios have performed well relative to their respective benchmark indices. The Board also considered Harding Loevner’s ongoing efforts to identify the causes of any underperformance and the effectiveness of these efforts. Also noted were the enhancements made by Harding Loevner to its investment risk management tools. Finally, the Board considered that the Morningstar Category performance data provided within the ISS Reports was less useful with respect to the Frontier Emerging Markets Portfolio, as Morningstar did not have a Frontier Markets category at March 31, 2024 and instead compared the Portfolio to the Diversified Emerging Markets category.
Costs of the Services and Profitability of the Adviser
The Board considered information regarding Harding Loevner’s costs to provide investment management services to the Portfolios and the profitability to Harding Loevner from managing the Portfolios. In evaluating Harding Loevner’s profitability, the Board considered Harding Loevner’s profitability analyses for calendar years 2022 and 2023. The Board also considered profitability adjusted, on a pro forma basis, for estimated provisions for federal and state corporate income taxes; each Portfolio’s expense ratio; the allocation methodology used by Harding Loevner to compute such profitability; and Harding Loevner’s contractual fee waivers and expense reimbursements with respect to the applicable Portfolios. The Board further considered profitability on a Portfolio-by-Portfolio basis, focusing on Harding Loevner’s profit both with and without taking into account those costs borne by Harding Loevner with respect to its efforts to expand the Portfolios’ shareholder base.
Harding Loevner also presented its profitability analyses for calendar years 2022 and 2023 on both a gross basis as well as on an adjusted basis to reflect the equity-related compensation received by certain senior personnel of Harding Loevner who are limited partners of Harding Loevner.  The Board noted that this adjusted profitability information was useful in its consideration and assessment of Harding Loevner’s profitability.
The Board took note of the costs Harding Loevner has incurred that are intended to assure the continued delivery of high-quality services to its clients, including the Portfolios, and the future costs Harding Loevner plans to incur, including hiring additional qualified personnel and further investing in technology, including with respect to cybersecurity as well as enhancing its operational infrastructure. The Board considered Harding Loevner’s need to accommodate changing regulatory requirements and to adapt to structural changes in the mutual fund marketplace. In assessing profitability, the Board considered each Portfolio’s profitability in the context of the services provided and the reasonableness of the fees charged for those services.
Comparison of Fees and Services Provided by the Adviser
The Board reviewed the contractual advisory fees that are payable by the Portfolios to Harding Loevner and the actual investment advisory fees realized by Harding Loevner taking into account the fee waiver and/or expense reimbursement arrangements for certain of the Portfolios. The Board considered the fact that Harding Loevner’s waiver/expense reimbursement arrangements are not subject to recapture and that the proposed fee reductions and breakpoints were contractual in nature, noting that in fiscal year 2023, Harding Loevner waived a portion of its advisory fees for the following Portfolios and classes: the Institutional Class and Institutional Class Z of the IEM Portfolio; the Investor Class and Institutional Class Z of the FEM Portfolio; the Investor Class of the ISC Portfolio; and the Institutional Class of the CE Portfolio. In addition, the Board compared Harding Loevner’s separate account fee schedule with the advisory fees payable by the Portfolios to Harding Loevner. Further, the Board took note that the fee waiver in place for the CE Portfolio exceeded Harding Loevner’s advisory fee.
The Board considered the ISS Reports, which included information comparing each Portfolio’s management fee and overall expenses with those of funds in a group of peer funds selected by ISS (the “Expense Group”), as well as with each Portfolio’s peer funds in its respective Morningstar Category-derived universe (the “Expense Universe”). The Board noted that the net operating expenses, as that term is used in the ISS Reports† (the “Net Operating Expenses”), of each Portfolio were below the median of its respective Expense Group and Expense Universe, with the exception of the CE Portfolio’s share classes (above both the Expense Group and Expense Universe medians). With respect to the CE Portfolio, the Board took note that Net Operating Expenses exceeded the median of its respective Expense Group and Expense Universe due to the small asset size of the Portfolio, although this was partially offset by the voluntary subsidy of that Portfolio by Harding Loevner.

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

(unaudited)

The Board also observed that, except as noted below, the net total expense ratio of each class of each Portfolio after any applicable waiver of advisory fees and reimbursement of expenses (“Net Total Expense Ratio”) was competitive with, and generally lower than, its respective Expense Group and Expense Universe medians. The Board considered the contractual management fees as well as the net management fee for each class of each Portfolio after any applicable waiver of advisory fees and reimbursement of expenses (“Net Total Management Fee”) in comparison with its Expense Group and Expense Universe.
The Board noted that Harding Loevner did not consider the Expense Universe to be an appropriate comparator for the Frontier Emerging Markets Portfolio, as it was comprised of the Diversified Emerging Markets Morningstar Category, which is not limited exclusively to funds primarily investing in equity securities of companies based in the frontier emerging markets.
The Board recognized that Harding Loevner’s separate account and collective trust clients require fewer services from Harding Loevner than the Fund. The Board additionally recognized Harding Loevner’s efforts to direct more institutional investors into pooled vehicles, including the Portfolios, to the extent possible. Further, the Board took note that many sophisticated institutional investors, after reviewing similar investment vehicles with the assistance of their consultants, had determined, and continue, to invest in the Portfolios.
The Board also noted Harding Loevner’s commitment to review periodically the fees charged to the Portfolios and the following fee and expense cap adjustments proposed by Harding Loevner at the Meeting (the “Proposal”) as part of the 2024 Advisory Agreement renewal process to ensure that the fees remain competitive: (i) reducing the advisory fee of the GE Portfolio, IEM Portfolio, EM Portfolio, EM ex China Portfolio, CE Portfolio and FEM Portfolio (the “Advisory Fee Proposal”); and (ii) reducing the expense cap for (1) all classes of the GE Portfolio, (2) all classes of the IE Portfolio, (3) the Advisor Class of the EM Portfolio, and (4) all classes of the FEM Portfolio (the “Expense Cap Proposal” and together with the Advisory Fee Proposal, the “Proposals”), through February 28, 2026.
Based on these considerations, the Board concluded that each Portfolio’s advisory fee, as adjusted under  the Proposals, in light of the services provided by Harding Loevner, was reasonable.
Economies of Scale
The Board considered the extent to which economies of scale have been realized in light of the Portfolios’ asset size, whether there is potential for realization of further economies of scale for the Portfolios, and whether material economies of scale are being shared with shareholders. The Board also considered that, although the firm-wide assets under management of Harding Loevner, including those of certain Portfolios, had decreased over the period, Harding Loevner continues to reinvest in its business so as to ensure it continues to provide the same or better quality of services to the Portfolios as it has historically and also continues to meet investors’ service expectations.  The Board noted too that the Portfolios have historically benefitted both from growth in assets under management in the Portfolios and from assets under management in Harding Loevner’s other accounts, and that when such growth has occurred, it has resulted in certain expenses becoming a smaller percentage of Harding Loevner’s firm-wide assets under management.
† Under the ISS methodology, Net Operating Expenses include transfer agency fees, custodian fees, professional expenses (including audit and legal expenses) and other operating expenses (including but not limited to fund accounting, printing/mailing and registration) and exclude advisory fees and 12b-1/non-12b-1 distribution and service fees. Net Total Expenses include Net Operating Expenses, 12b-1/non-12b-1 distribution and service fees, and Net Management Fees (which includes Advisory Fees and Administrator Fees, net of applicable advisory fee waivers). ISS defines Administrator Fees as fees paid to a third party administrator for providing certain administrative services not included in operating expenses.
The Board considered that Harding Loevner assumes substantial business risk each time it sponsors a new series of the Fund. The Board also noted that Harding Loevner provides the same high-quality services to the Portfolios that have not yet achieved profitability due to their smaller level of assets as it provides to the other Portfolios.
Other Benefits
The Board considered other benefits derived or to be derived by Harding Loevner from its relationship with the Portfolios. In this regard, the Board noted that the only tangible material benefits from Harding Loevner’s relationship with the Portfolios are from the receipt of research products and services obtained through soft dollars in connection with Portfolio brokerage transactions. The Board further considered the extent to which Harding Loevner and its other clients benefitted from receipt of these research products and services.
The Board also considered other benefits that the Portfolios derived from their association with Harding Loevner. In this regard, the Board considered the competitive nature of the mutual fund marketplace and that the Portfolios’ shareholders invested in the Portfolios because of the Fund’s relationship with Harding Loevner.

Harding, Loevner Funds, Inc.

Statement Regarding Basis for Approval of Investment Advisory Contract (continued)

(unaudited)

Conclusion
Following extensive discussion, both in general session and in an executive session of the Independent Directors meeting alone with Independent Counsel, the Board determined that it had received sufficient information to take action on the proposed resolutions regarding continuance of the Advisory Agreement and the Proposals and that all of the Board’s questions had been addressed to its satisfaction. The Board, including a majority of the Independent Directors, concluded with respect to each Portfolio that Harding Loevner’s  investment advisory fees, as adjusted by the Proposals, were sufficiently supported by the Board’s review of the factors described above.
In light of all the foregoing, the Board, and separately, a majority of the Independent Directors, approved the continuance of the Advisory Agreement on behalf of each Portfolio, including the Proposals. The Board’s approval determinations were made on the basis of each Director’s business judgment after consideration of all the information presented and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor.

Harding, Loevner Funds, Inc. c/o Northern Trust

Attn: Funds Center, Floor 38 333 South Wabash Avenue Chicago, IL 60604

(877)435-8105 www.hardingloevnerfunds.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the evaluation date.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Ex99.Code of Ethics: Incorporated by reference to Exhibit 1132(a)(1) to the report filed on Form N-CSR on January 5, 2023 (Accession No. 0001193125-23-002209).

(a)(2) Not applicable.

(a)(3) Exhibit 99.CERT: Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Exhibit 99.906: Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, are attached hereto.

(c) Exhibit 99.19.C: Pre-approval policies and procedures are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By	/s/ Ryan Bowles
Ryan Bowles
President
(Principal Executive Officer)

Date: January 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Ryan Bowles
Ryan Bowles
President
(Principal Executive Officer)

Date: January 2, 2025

By	/s/ Tracy L. Dotolo
Tracy L. Dotolo
Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date: January 2, 2025